UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
Lodging – 1.6%
119,900	Extended Stay America, Inc.	$1,951,972

Real Estate Investment Trusts – 96.0%
	REITs - Apartments – 16.5%
79,800	American Campus Communities, Inc.	3,152,898
133,000	American Homes 4 Rent, Class A	2,802,310
40,500	AvalonBay Communities, Inc.	7,102,890
17,000	Camden Property Trust	1,534,590
12,400	Equity Residential	805,504
20,700	Essex Property Trust, Inc.	5,191,146

		20,589,338

	REITs - Diversified – 11.1%
74,000	American Assets Trust, Inc.	2,838,640
40,900	CyrusOne, Inc.	2,177,107
52,300	Digital Realty Trust, Inc.	5,400,498
3,900	Equinix, Inc.	1,477,086
11,400	Vornado Realty Trust	776,112
43,000	Washington Real Estate Investment Trust	1,198,410

		13,867,853

	REITs - Health Care – 11.1%
179,100	HCP, Inc.	4,934,205
116,000	Healthcare Trust of America, Inc., Class A	3,046,160
88,900	Welltower, Inc.	5,873,623

		13,853,988

	REITs - Hotels – 4.5%
224,900	Host Hotels & Resorts, Inc.	4,297,839
69,800	RLJ Lodging Trust	1,356,912

		5,654,751

	REITs - Manufactured Homes – 1.9%
25,000	Equity Lifestyle Properties, Inc.	2,367,250

	REITs - Office Property – 10.3%
53,100	Boston Properties, Inc.	6,412,356
48,000	Douglas Emmett, Inc.	1,737,120
121,800	Empire State Realty Trust, Inc., Class A	1,931,748
151,100	Piedmont Office Realty Trust, Inc., Class A	2,722,822

		12,804,046

	REITs - Regional Malls – 11.5%
135,000	Pennsylvania Real Estate Investment Trust	1,208,250
63,500	Simon Property Group, Inc.	11,653,520
26,200	Taubman Centers, Inc.	1,441,262

		14,303,032

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Shopping Centers – 5.9%
55,200	Acadia Realty Trust	$1,536,768
23,100	Federal Realty Investment Trust	2,865,555
242,200	Retail Properties of America, Inc., Class A	2,971,794

		7,374,117

	REITs - Single Tenant – 6.2%
77,588	Easterly Government Properties, Inc.	1,409,774
38,400	National Retail Properties, Inc.	1,795,200
76,500	STORE Capital Corp.	2,220,795
105,600	VICI Properties, Inc.	2,279,904

		7,705,673

	REITs - Storage – 6.0%
113,500	CubeSmart	3,289,230
20,200	Public Storage	4,150,494

		7,439,724

	REITs - Warehouse/Industrials – 11.0%
83,000	Americold Realty Trust	2,054,250
159,800	Duke Realty Corp.	4,405,686
53,100	ProLogis, Inc.	3,423,357
121,100	Rexford Industrial Realty, Inc.	3,835,237

		13,718,530

	Total Real Estate Investment Trusts	119,678,302

Real Estate Management & Development – 1.1%
12,133	Howard Hughes Corp. (The)(a)	1,353,072

	Total Common Stocks (Identified Cost $110,904,124)	122,983,346

Principal Amount
Short-Term Investments – 0.3%
$401,965	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2018 at 1.300% to be repurchased at $401,980 on 11/01/2018 collateralized by $415,000 U.S. Treasury Note, 2.750% due 6/30/2025 valued at $411,894 including accrued interest(b) (Identified Cost $401,965)	401,965

	Total Investments – 99.0% (Identified Cost $111,306,089)	123,385,311
	Other Assets Less Liabilities – 1.0%	1,218,382

	Net Assets – 100.0%	$124,603,693

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$122,983,346	$—	$—	$122,983,346
Short-Term Investments	—	401,965	—	401,965

Total	$122,983,346	$401,965	$—	$123,385,311

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

REITs - Apartments	16.5%
REITs - Regional Malls	11.5
REITs - Diversified	11.1
REITs - Health Care	11.1
REITs - Warehouse/Industrials	11.0
REITs - Office Property	10.3
REITs - Single Tenant	6.2
REITs - Storage	6.0
REITs - Shopping Centers	5.9
REITs - Hotels	4.5
Other Investments, less than 2% each	4.6
Short-Term Investments	0.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 35.8% of Net Assets
	Aerospace & Defense – 0.3%
11	Arconic, Inc.	$224
16	Axon Enterprise, Inc.(a)	988
24	Moog, Inc., Class A	1,717
5	Raytheon Co.	875
12	Teledyne Technologies, Inc.(a)	2,655
54	United Technologies Corp.	6,707

		13,166

	Air Freight & Logistics – 0.1%
61	United Parcel Service, Inc., Class B	6,499

	Auto Components – 0.4%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,517
135	Aptiv PLC	10,368
220	Valeo S.A., Sponsored ADR	3,553
21	Visteon Corp.(a)	1,660

		17,098

	Automobiles – 0.4%
554	Byd Co. Ltd., ADR	7,108
108	Toyota Motor Corp., Sponsored ADR	12,641

		19,749

	Banks – 2.6%
62	Ameris Bancorp	2,659
110	BancorpSouth Bank	3,157
168	BB&T Corp.	8,259
241	Citizens Financial Group, Inc.	9,001
84	Columbia Banking System, Inc.	3,115
14	Comerica, Inc.	1,142
213	CVB Financial Corp.	4,654
192	Fulton Financial Corp.	3,074
230	Huntington Bancshares, Inc.	3,296
98	International Bancshares Corp.	3,793
416	KBC Group NV, Sponsored ADR	14,319
388	KeyCorp	7,046
31	M&T Bank Corp.	5,128
642	People’s United Financial, Inc.	10,054
102	PNC Financial Services Group, Inc. (The)	13,106
192	Regions Financial Corp.	3,258
69	Signature Bank	7,583
152	Trustmark Corp.	4,681
53	Westamerica Bancorporation	3,085
40	Wintrust Financial Corp.	3,046
113	Zions Bancorp N.A.	5,317

		118,773

	Beverages – 0.5%
86	Brown-Forman Corp., Class B	3,985

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
248	Coca-Cola Co. (The)	$11,875
61	PepsiCo, Inc.	6,855

		22,715

	Biotechnology – 0.7%
21	AbbVie, Inc.	1,635
49	Amgen, Inc.	9,447
7	Biogen, Inc.(a)	2,130
211	Gilead Sciences, Inc.	14,386
8	Ligand Pharmaceuticals, Inc.(a)	1,318
28	Repligen Corp.(a)	1,518

		30,434

	Building Products – 0.5%
186	A.O. Smith Corp.	8,469
290	Johnson Controls International PLC	9,271
16	Lennox International, Inc.	3,374

		21,114

	Capital Markets – 1.1%
5	Affiliated Managers Group, Inc.	568
13	Ameriprise Financial, Inc.	1,654
190	Bank of New York Mellon Corp. (The)	8,993
19	BlackRock, Inc.	7,817
25	Charles Schwab Corp. (The)	1,156
25	CME Group, Inc.	4,581
12	FactSet Research Systems, Inc.	2,685
99	Franklin Resources, Inc.	3,020
15	Intercontinental Exchange, Inc.	1,156
51	Invesco Ltd.	1,107
78	Janus Henderson Group PLC	1,916
85	Legg Mason, Inc.	2,399
12	Moody’s Corp.	1,746
66	Northern Trust Corp.	6,209
7	S&P Global, Inc.	1,276
67	State Street Corp.	4,606

		50,889

	Chemicals – 2.0%
14	Air Products & Chemicals, Inc.	2,161
161	Chr. Hansen Holding AS, Sponsored ADR	8,126
196	Ecolab, Inc.	30,017
43	HB Fuller Co.	1,912
30	Innospec, Inc.	2,008
42	International Flavors & Fragrances, Inc.	6,076
64	Linde PLC	10,590
36	Minerals Technologies, Inc.	1,971
139	Novozymes AS, Sponsored ADR	6,846
21	Stepan Co.	1,734
900	Symrise AG, Sponsored ADR	18,810

		90,251

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.2%
38	Healthcare Services Group, Inc.	$1,543
22	MSA Safety, Inc.	2,298
32	Tetra Tech, Inc.	2,113
43	Waste Management, Inc.	3,847

		9,801

	Communications Equipment – 0.4%
52	Ciena Corp.(a)	1,625
205	Cisco Systems, Inc.	9,379
28	InterDigital, Inc.	1,987
17	Lumentum Holdings, Inc.(a)	929
17	Motorola Solutions, Inc.	2,083

		16,003

	Construction & Engineering – 0.1%
99	AECOM(a)	2,885
47	Fluor Corp.	2,061

		4,946

	Consumer Finance – 0.1%
51	American Express Co.	5,239
66	Navient Corp.	765

		6,004

	Containers & Packaging – 0.2%
87	Ball Corp.	3,897
17	Crown Holdings, Inc.(a)	719
53	International Paper Co.	2,404
86	Owens-Illinois, Inc.(a)	1,348

		8,368

	Distributors – 0.1%
48	Genuine Parts Co.	4,700
15	Pool Corp.	2,186

		6,886

	Diversified Consumer Services – 0.1%
65	Service Corp. International	2,696

	Diversified Telecommunication Services – 0.3%
137	AT&T, Inc.	4,203
183	CenturyLink, Inc.	3,777
73	Verizon Communications, Inc.	4,168

		12,148

	Electric Utilities – 0.7%
153	American Electric Power Co., Inc.	11,224
22	Edison International	1,527
26	Eversource Energy	1,645
29	IDACORP, Inc.	2,704

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
83	NextEra Energy, Inc.	$14,317

		31,417

	Electrical Equipment – 1.0%
69	Acuity Brands, Inc.	8,669
312	Eaton Corp. PLC	22,361
20	Hubbell, Inc.	2,034
594	Vestas Wind Systems AS, Sponsored ADR	12,352

		45,416

	Electronic Equipment, Instruments & Components – 0.4%
55	Avnet, Inc.	2,204
23	Belden, Inc.	1,243
43	Cognex Corp.	1,842
7	Coherent, Inc.(a)	862
43	Keysight Technologies, Inc.(a)	2,454
11	Littelfuse, Inc.	1,993
11	Rogers Corp.(a)	1,354
23	TE Connectivity Ltd.	1,735
67	Trimble, Inc.(a)	2,504
14	Zebra Technologies Corp., Class A(a)	2,328

		18,519

	Energy Equipment & Services – 0.4%
34	Apergy Corp.(a)	1,326
29	Baker Hughes, a GE Co.	774
63	C&J Energy Services, Inc.(a)	1,183
18	Core Laboratories NV	1,534
58	McDermott International, Inc.(a)	448
37	National Oilwell Varco, Inc.	1,362
57	Oceaneering International, Inc.(a)	1,080
51	Oil States International, Inc.(a)	1,136
149	Schlumberger Ltd.	7,645
31	TechnipFMC PLC	815

		17,303

	Entertainment – 0.6%
48	Cinemark Holdings, Inc.	1,995
9	Netflix, Inc.(a)	2,716
33	Twenty-First Century Fox, Inc., Class B	1,491
23	Twenty-First Century Fox, Inc., Class A	1,047
179	Walt Disney Co. (The)	20,555

		27,804

	Food & Staples Retailing – 0.2%
105	Kroger Co. (The)	3,125
28	Sysco Corp.	1,997
38	Walgreens Boots Alliance, Inc.	3,031

		8,153

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 0.6%
86	Campbell Soup Co.	$3,217
487	Danone S.A., Sponsored ADR	6,891
22	General Mills, Inc.	964
57	Hain Celestial Group, Inc. (The)(a)	1,418
4	Hershey Co. (The)	429
18	Hormel Foods Corp.	785
20	Ingredion, Inc.	2,024
19	J.M. Smucker Co. (The)	2,058
46	Kellogg Co.	3,012
93	Kraft Heinz Co. (The)	5,112
30	Lamb Weston Holdings, Inc.	2,345
14	Mondelez International, Inc., Class A	588

		28,843

	Gas Utilities – 0.2%
59	New Jersey Resources Corp.	2,661
33	ONE Gas, Inc.	2,604
65	South Jersey Industries, Inc.	1,920

		7,185

	Health Care Equipment & Supplies – 1.3%
483	Coloplast AS, Sponsored ADR	4,499
183	Danaher Corp.	18,190
14	DENTSPLY SIRONA, Inc.	485
242	EssilorLuxottica S.A., Sponsored ADR	16,526
31	Globus Medical, Inc.(a)	1,638
16	Haemonetics Corp.(a)	1,672
15	LivaNova PLC(a)	1,680
34	Medtronic PLC	3,054
105	Meridian Bioscience, Inc.	1,702
23	Merit Medical Systems, Inc.(a)	1,314
32	STERIS PLC	3,498
21	West Pharmaceutical Services, Inc.	2,224

		56,482

	Health Care Providers & Services – 1.2%
32	Acadia Healthcare Co., Inc.(a)	1,328
11	Aetna, Inc.	2,182
10	Amedisys, Inc.(a)	1,100
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
7	Cigna Corp.	1,497
46	CVS Health Corp.	3,330
26	DaVita, Inc.(a)	1,751
28	Encompass Health Corp.	1,884
14	Express Scripts Holding Co.(a)	1,358
286	Fresenius SE & Co. KGaA, Sponsored ADR	4,546
36	HCA Healthcare, Inc.	4,807
18	Henry Schein, Inc.(a)	1,494
29	Humana, Inc.	9,292
18	Laboratory Corp. of America Holdings(a)	2,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
33	MEDNAX, Inc.(a)	$1,363
52	Patterson Cos., Inc.	1,174
30	Quest Diagnostics, Inc.	2,823
33	UnitedHealth Group, Inc.	8,624

		55,778

	Health Care Technology – 0.1%
110	Allscripts Healthcare Solutions, Inc.(a)	1,310
25	Medidata Solutions, Inc.(a)	1,758

		3,068

	Hotels, Restaurants & Leisure – 0.3%
30	Dunkin’ Brands Group, Inc.	2,177
18	Jack in the Box, Inc.	1,421
19	Marriott Vacations Worldwide Corp.	1,681
6	McDonald’s Corp.	1,061
110	MGM Resorts International	2,935
29	Six Flags Entertainment Corp.	1,562
55	Starbucks Corp.	3,205
110	Wendy’s Co. (The)	1,896

		15,938

	Household Durables – 0.3%
88	KB Home	1,757
66	Meritage Homes Corp.(a)	2,458
540	Sekisui House Ltd., Sponsored ADR	7,933
41	Tupperware Brands Corp.	1,439
2	Whirlpool Corp.	220

		13,807

	Household Products – 0.5%
8	Church & Dwight Co., Inc.	475
14	Clorox Co. (The)	2,078
61	Colgate-Palmolive Co.	3,633
172	Procter & Gamble Co. (The)	15,253

		21,439

	Independent Power & Renewable Electricity Producers – 0.3%
100	AES Corp. (The)	1,458
138	Ormat Technologies, Inc.	7,062
324	Pattern Energy Group, Inc.	5,806

		14,326

	Industrial Conglomerates – 0.3%
53	Roper Technologies, Inc.	14,994

	Industrial Other – 0.0%
29	Iron Mountain, Inc.	888

	Insurance – 1.7%
16	Aflac, Inc.	689
493	AIA Group Ltd., Sponsored ADR	14,874

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
268	Allianz SE, Sponsored ADR	$5,569
47	Allstate Corp. (The)	4,499
39	Aspen Insurance Holdings Ltd.	1,633
83	Chubb Ltd.	10,368
51	First American Financial Corp.	2,261
43	Hartford Financial Services Group, Inc. (The)	1,953
480	Legal & General Group PLC, Sponsored ADR	7,695
27	Lincoln National Corp.	1,625
35	Marsh & McLennan Cos., Inc.	2,966
30	MetLife, Inc.	1,236
99	Prudential Financial, Inc.	9,284
239	Prudential PLC, Sponsored ADR	9,519
38	Travelers Cos., Inc. (The)	4,755

		78,926

	Interactive Media & Services – 1.3%
31	Alphabet, Inc., Class A(a)	33,808
3	Alphabet, Inc., Class C(a)	3,230
129	Facebook, Inc., Class A(a)	19,581
8	TripAdvisor, Inc.(a)	417

		57,036

	Internet & Direct Marketing Retail – 0.6%
12	Amazon.com, Inc.(a)	19,176
3	Booking Holdings, Inc.(a)	5,624
49	eBay, Inc.(a)	1,422

		26,222

	IT Services – 1.8%
42	Accenture PLC, Class A	6,620
8	Akamai Technologies, Inc.(a)	578
13	Cognizant Technology Solutions Corp., Class A	897
24	International Business Machines Corp.	2,770
24	Jack Henry & Associates, Inc.	3,596
40	Leidos Holdings, Inc.	2,591
162	MasterCard, Inc., Class A	32,023
32	PayPal Holdings, Inc.(a)	2,694
77	Sabre Corp.	1,898
183	Visa, Inc., Class A	25,227
55	Western Union Co. (The)	992
15	WEX, Inc.(a)	2,640

		82,526

	Leisure Products – 0.0%
68	Callaway Golf Co.	1,455

	Life Sciences Tools & Services – 0.8%
13	Illumina, Inc.(a)	4,045
14	IQVIA Holdings, Inc.(a)	1,721
126	Thermo Fisher Scientific, Inc.	29,440

		35,206

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 1.2%
37	AGCO Corp.	$2,073
66	Caterpillar, Inc.	8,007
7	Cummins, Inc.	957
38	Deere & Co.	5,147
71	Flowserve Corp.	3,259
27	IDEX Corp.	3,424
3	Ingersoll-Rand PLC	288
49	ITT, Inc.	2,475
63	Kennametal, Inc.	2,233
39	Oshkosh Corp.	2,189
32	Parker Hannifin Corp.	4,852
11	Proto Labs, Inc.(a)	1,314
49	Terex Corp.	1,636
43	Toro Co. (The)	2,422
132	Watts Water Technologies, Inc., Series A	9,247
39	Xylem, Inc.	2,558

		52,081

	Media – 0.2%
3	Cable One, Inc.	2,687
15	CBS Corp., Class B	860
32	Discovery, Inc., Series C(a)	938
53	New York Times Co. (The), Class A	1,399
24	Omnicom Group, Inc.	1,784

		7,668

	Metals & Mining – 0.3%
89	Commercial Metals Co.	1,696
183	Newmont Mining Corp.	5,658
16	Nucor Corp.	946
38	Reliance Steel & Aluminum Co.	2,999
25	Royal Gold, Inc.	1,916

		13,215

	Multi-Utilities – 0.2%
90	Consolidated Edison, Inc.	6,840
17	DTE Energy Co.	1,911
24	Sempra Energy	2,643

		11,394

	Multiline Retail – 0.0%
10	Macy’s, Inc.	343

	Oil, Gas & Consumable Fuels – 0.9%
39	Apache Corp.	1,475
159	ConocoPhillips	11,114
164	Denbury Resources, Inc.(a)	566
61	Devon Energy Corp.	1,976
33	Energen Corp.(a)	2,375
29	EQT Corp.	985
72	Green Plains, Inc.	1,227

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
23	Hess Corp.	$1,320
97	Marathon Oil Corp.	1,842
67	Noble Energy, Inc.	1,665
107	Occidental Petroleum Corp.	7,177
64	ONEOK, Inc.	4,199
47	Valero Energy Corp.	4,281
47	World Fuel Services Corp.	1,504

		41,706

	Paper & Forest Products – 0.1%
37	Domtar Corp.	1,714
65	Louisiana-Pacific Corp.	1,415

		3,129

	Personal Products – 0.4%
44	Estee Lauder Cos., Inc. (The), Class A	6,047
5	Medifast, Inc.	1,059
174	Unilever NV	9,358

		16,464

	Pharmaceuticals – 1.0%
3	Allergan PLC	474
43	Bristol-Myers Squibb Co.	2,173
47	Catalent, Inc.(a)	1,896
36	Eli Lilly & Co.	3,904
25	Johnson & Johnson	3,500
81	Merck & Co., Inc.	5,962
418	Novo Nordisk AS, Sponsored ADR	18,049
25	Perrigo Co. PLC	1,758
195	Pfizer, Inc.	8,397
20	Supernus Pharmaceuticals, Inc.(a)	951

		47,064

	Professional Services – 0.2%
39	Exponent, Inc.	1,968
41	IHS Markit Ltd.(a)	2,154
15	Insperity, Inc.	1,648
40	Korn/Ferry International	1,806
24	ManpowerGroup, Inc.	1,831
31	Nielsen Holdings PLC	805
3	Verisk Analytics, Inc.(a)	359

		10,571

	Real Estate Management & Development – 0.1%
28	CBRE Group, Inc., Class A(a)	1,128
20	Jones Lang LaSalle, Inc.	2,645

		3,773

	REITs - Apartments – 0.3%
72	American Campus Communities, Inc.	2,845
6	AvalonBay Communities, Inc.	1,052

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
48	Camden Property Trust	$4,333
14	Equity Residential	909
10	Essex Property Trust, Inc.	2,508
4	Mid-America Apartment Communities, Inc.	391

		12,038

	REITs - Diversified – 0.2%
10	Crown Castle International Corp.	1,087
35	CyrusOne, Inc.	1,863
14	Digital Realty Trust, Inc.	1,446
4	Equinix, Inc.	1,515
99	Weyerhaeuser Co.	2,636

		8,547

	REITs - Health Care – 0.2%
41	HCP, Inc.	1,130
37	Ventas, Inc.	2,147
123	Welltower, Inc.	8,127

		11,404

	REITs - Hotels – 0.1%
119	Host Hotels & Resorts, Inc.	2,274

	REITs - Office Property – 0.3%
14	Boston Properties, Inc.	1,691
108	Corporate Office Properties Trust	2,791
122	Douglas Emmett, Inc.	4,415
54	Kilroy Realty Corp.	3,719

		12,616

	REITs - Regional Malls – 0.1%
8	Macerich Co. (The)	413
16	Simon Property Group, Inc.	2,936

		3,349

	REITs - Single Tenant – 0.1%
162	Easterly Government Properties, Inc.	2,944

	REITs - Storage – 0.0%
4	Public Storage	822

	REITs - Warehouse/Industrials – 0.1%
89	Liberty Property Trust	3,726

	Road & Rail – 0.6%
31	Genesee & Wyoming, Inc., Class A(a)	2,456
30	Kansas City Southern	3,059
53	Norfolk Southern Corp.	8,895
31	Ryder System, Inc.	1,715
74	Union Pacific Corp.	10,820

		26,945

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 0.8%
13	Advanced Micro Devices, Inc.(a)	$237
40	Applied Materials, Inc.	1,315
34	ASML Holding NV, (Registered)	5,860
38	Brooks Automation, Inc.	1,179
22	Cabot Microelectronics Corp.	2,148
41	Cirrus Logic, Inc.(a)	1,535
109	First Solar, Inc.(a)	4,556
251	Intel Corp.	11,767
13	NVIDIA Corp.	2,741
19	QUALCOMM, Inc.	1,195
32	Silicon Laboratories, Inc.(a)	2,609
12	Texas Instruments, Inc.	1,114

		36,256

	Software – 1.6%
16	Adobe, Inc.(a)	3,932
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
24	Ellie Mae, Inc.(a)	1,591
11	Fair Isaac Corp.(a)	2,120
35	Fortinet, Inc.(a)	2,876
19	LogMeIn, Inc.	1,636
331	Microsoft Corp.	35,354
309	Oracle Corp.	15,091
29	PTC, Inc.(a)	2,390
21	Qualys, Inc.(a)	1,496
9	Ultimate Software Group, Inc. (The)(a)	2,400

		70,330

	Specialty Retail – 0.5%
25	Aaron’s, Inc.	1,178
72	American Eagle Outfitters, Inc.	1,660
27	Asbury Automotive Group, Inc.(a)	1,758
13	Best Buy Co., Inc.	912
13	Five Below, Inc.(a)	1,480
29	Home Depot, Inc. (The)	5,101
19	Lithia Motors, Inc., Class A	1,693
29	Lowe’s Cos., Inc.	2,761
21	Monro, Inc.	1,562
16	Signet Jewelers Ltd.	897
14	Tiffany & Co.	1,558
22	TJX Cos., Inc. (The)	2,417
27	Williams-Sonoma, Inc.	1,603

		24,580

	Technology Hardware, Storage & Peripherals – 0.6%
46	Apple, Inc.	10,067
412	Hewlett Packard Enterprise Co.	6,283
235	HP, Inc.	5,673
68	NCR Corp.(a)	1,826
33	NetApp, Inc.	2,590

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$282
14	Western Digital Corp.	603
32	Xerox Corp.	892

		28,216

	Textiles, Apparel & Luxury Goods – 0.2%
16	Deckers Outdoor Corp.(a)	2,035
16	Hanesbrands, Inc.	274
46	NIKE, Inc., Class B	3,452
3	PVH Corp.	362
63	Wolverine World Wide, Inc.	2,216

		8,339

	Thrifts & Mortgage Finance – 0.1%
235	New York Community Bancorp, Inc.	2,251

	Trading Companies & Distributors – 0.3%
79	Fastenal Co.	4,061
20	GATX Corp.	1,499
23	W.W. Grainger, Inc.	6,531

		12,091

	Water Utilities – 0.4%
170	American Water Works Co., Inc.	15,050
66	Aqua America, Inc.	2,147

		17,197

	Total Common Stocks (Identified Cost $1,551,629)	1,611,604

Exchange-Traded Funds – 8.9%
4,368	iShares® MSCI EAFE ETF	265,793
4,319	iShares® MSCI Emerging Markets ETF	132,679

	Total Exchange-Traded Funds (Identified Cost $406,613)	398,472

Affiliated Mutual Funds – 52.9%
51,142	Loomis Sayles Inflation Protected Securities Fund, Class N	509,884
50,513	Loomis Sayles Limited Term Government and Agency Fund, Class N	561,204
133,507	Mirova Global Green Bond Fund, Class N	1,311,043

	Total Affiliated Mutual Funds (Identified Cost $2,443,862)	2,382,131

	Total Investments – 97.6% (Identified Cost $4,402,104)	4,392,207
	Other assets less liabilities – 2.4%	107,571

	Net Assets – 100.0%	$4,499,778

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$499,647	$44,119	$12,226	$(316)	$(21,340)	$509,884	$12,057
Loomis Sayles Limited Term Government and Agency Fund, Class N	547,188	36,481	16,958	(381)	(5,126)	561,204	10,429
Mirova Global Green Bond Fund, Class N	1,268,715	90,638	38,641	(738)	(8,931)	1,311,043	20,494

	$2,315,550	$171,238	$67,825	$(1,435)	$(35,397)	$2,382,131	$42,980

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,611,604	$—	$—	$1,611,604
Exchange-Traded Funds	398,472	—	—	398,472
Affiliated Mutual Funds	2,382,131	—	—	2,382,131

Total	$4,392,207	$—	$—	$4,392,207

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	2.6%
Chemicals	2.0
Other Investments, less than 2% each	31.2
Affiliated Mutual Funds*	52.9
Exchange-Traded Funds	8.9

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Fixed Income	52.9%
Equity	44.7

Total Investments	97.6
Other assets less liabilities	2.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 40.9% of Net Assets
	Aerospace & Defense – 0.3%
12	Arconic, Inc.	$244
17	Axon Enterprise, Inc.(a)	1,049
27	Moog, Inc., Class A	1,932
6	Raytheon Co.	1,050
13	Teledyne Technologies, Inc.(a)	2,877
60	United Technologies Corp.	7,453

		14,605

	Air Freight & Logistics – 0.2%
66	United Parcel Service, Inc., Class B	7,032

	Auto Components – 0.4%
113	American Axle & Manufacturing Holdings, Inc.(a)	1,714
157	Aptiv PLC	12,058
255	Valeo S.A., Sponsored ADR	4,118
24	Visteon Corp.(a)	1,897

		19,787

	Automobiles – 0.5%
644	Byd Co. Ltd., ADR	8,263
125	Toyota Motor Corp., Sponsored ADR	14,631

		22,894

	Banks – 3.0%
70	Ameris Bancorp	3,002
125	BancorpSouth Bank	3,587
185	BB&T Corp.	9,095
266	Citizens Financial Group, Inc.	9,935
95	Columbia Banking System, Inc.	3,523
16	Comerica, Inc.	1,305
241	CVB Financial Corp.	5,266
218	Fulton Financial Corp.	3,490
256	Huntington Bancshares, Inc.	3,668
111	International Bancshares Corp.	4,296
484	KBC Group NV, Sponsored ADR	16,659
429	KeyCorp	7,791
34	M&T Bank Corp.	5,624
710	People’s United Financial, Inc.	11,119
112	PNC Financial Services Group, Inc. (The)	14,391
212	Regions Financial Corp.	3,598
80	Signature Bank	8,792
171	Trustmark Corp.	5,267
60	Westamerica Bancorporation	3,493
46	Wintrust Financial Corp.	3,502
125	Zions Bancorp N.A.	5,881

		133,284

	Beverages – 0.6%
96	Brown-Forman Corp., Class B	4,449

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
274	Coca-Cola Co. (The)	$13,119
68	PepsiCo, Inc.	7,642

		25,210

	Biotechnology – 0.8%
24	AbbVie, Inc.	1,869
54	Amgen, Inc.	10,411
8	Biogen, Inc.(a)	2,434
240	Gilead Sciences, Inc.	16,363
9	Ligand Pharmaceuticals, Inc.(a)	1,483
31	Repligen Corp.(a)	1,681

		34,241

	Building Products – 0.5%
216	A.O. Smith Corp.	9,835
320	Johnson Controls International PLC	10,230
18	Lennox International, Inc.	3,796

		23,861

	Capital Markets – 1.3%
6	Affiliated Managers Group, Inc.	682
15	Ameriprise Financial, Inc.	1,908
210	Bank of New York Mellon Corp. (The)	9,939
21	BlackRock, Inc.	8,640
23	Charles Schwab Corp. (The)	1,063
28	CME Group, Inc.	5,131
14	FactSet Research Systems, Inc.	3,133
110	Franklin Resources, Inc.	3,355
16	Intercontinental Exchange, Inc.	1,233
53	Invesco Ltd.	1,151
89	Janus Henderson Group PLC	2,187
98	Legg Mason, Inc.	2,765
14	Moody’s Corp.	2,037
71	Northern Trust Corp.	6,679
12	S&P Global, Inc.	2,188
72	State Street Corp.	4,950

		57,041

	Chemicals – 2.4%
16	Air Products & Chemicals, Inc.	2,470
188	Chr. Hansen Holding AS, Sponsored ADR	9,488
230	Ecolab, Inc.	35,225
48	HB Fuller Co.	2,134
34	Innospec, Inc.	2,275
53	International Flavors & Fragrances, Inc.	7,667
71	Linde PLC	11,748
41	Minerals Technologies, Inc.	2,245
161	Novozymes AS, Sponsored ADR	7,930
24	Stepan Co.	1,982
1,058	Symrise AG, Sponsored ADR	22,112

		105,276

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.2%
43	Healthcare Services Group, Inc.	$1,745
25	MSA Safety, Inc.	2,611
36	Tetra Tech, Inc.	2,377
48	Waste Management, Inc.	4,295

		11,028

	Communications Equipment – 0.4%
59	Ciena Corp.(a)	1,844
228	Cisco Systems, Inc.	10,431
31	InterDigital, Inc.	2,199
20	Lumentum Holdings, Inc.(a)	1,093
19	Motorola Solutions, Inc.	2,329

		17,896

	Construction & Engineering – 0.1%
111	AECOM(a)	3,235
54	Fluor Corp.	2,368

		5,603

	Consumer Finance – 0.1%
56	American Express Co.	5,753
71	Navient Corp.	822

		6,575

	Containers & Packaging – 0.2%
82	Ball Corp.	3,674
30	Crown Holdings, Inc.(a)	1,269
57	International Paper Co.	2,585
97	Owens-Illinois, Inc.(a)	1,520

		9,048

	Distributors – 0.2%
53	Genuine Parts Co.	5,190
17	Pool Corp.	2,478

		7,668

	Diversified Consumer Services – 0.1%
74	Service Corp. International	3,069

	Diversified Telecommunication Services – 0.3%
153	AT&T, Inc.	4,694
202	CenturyLink, Inc.	4,169
82	Verizon Communications, Inc.	4,682

		13,545

	Electric Utilities – 0.8%
169	American Electric Power Co., Inc.	12,398
24	Edison International	1,665
29	Eversource Energy	1,835
33	IDACORP, Inc.	3,078

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
97	NextEra Energy, Inc.	$16,732

		35,708

	Electrical Equipment – 1.2%
81	Acuity Brands, Inc.	10,177
354	Eaton Corp. PLC	25,371
22	Hubbell, Inc.	2,237
690	Vestas Wind Systems AS, Sponsored ADR	14,349

		52,134

	Electronic Equipment, Instruments & Components – 0.4%
62	Avnet, Inc.	2,484
26	Belden, Inc.	1,405
49	Cognex Corp.	2,099
8	Coherent, Inc.(a)	985
49	Keysight Technologies, Inc.(a)	2,797
12	Littelfuse, Inc.	2,174
12	Rogers Corp.(a)	1,477
16	TE Connectivity Ltd.	1,207
75	Trimble, Inc.(a)	2,803
16	Zebra Technologies Corp., Class A(a)	2,661

		20,092

	Energy Equipment & Services – 0.4%
38	Apergy Corp.(a)	1,482
32	Baker Hughes, a GE Co.	854
71	C&J Energy Services, Inc.(a)	1,333
20	Core Laboratories NV	1,705
66	McDermott International, Inc.(a)	510
41	National Oilwell Varco, Inc.	1,509
65	Oceaneering International, Inc.(a)	1,231
57	Oil States International, Inc.(a)	1,270
165	Schlumberger Ltd.	8,466
34	TechnipFMC PLC	894

		19,254

	Entertainment – 0.7%
54	Cinemark Holdings, Inc.	2,245
10	Netflix, Inc.(a)	3,018
25	Twenty-First Century Fox, Inc., Class A	1,138
50	Twenty-First Century Fox, Inc., Class B	2,259
199	Walt Disney Co. (The)	22,851

		31,511

	Food & Staples Retailing – 0.2%
114	Kroger Co. (The)	3,393
31	Sysco Corp.	2,211
43	Walgreens Boots Alliance, Inc.	3,430

		9,034

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 0.7%
83	Campbell Soup Co.	$3,105
566	Danone S.A., Sponsored ADR	8,009
28	General Mills, Inc.	1,226
64	Hain Celestial Group, Inc. (The)(a)	1,592
6	Hershey Co. (The)	643
20	Hormel Foods Corp.	873
22	Ingredion, Inc.	2,226
18	J.M. Smucker Co. (The)	1,950
51	Kellogg Co.	3,339
102	Kraft Heinz Co. (The)	5,607
33	Lamb Weston Holdings, Inc.	2,579
14	Mondelez International, Inc., Class A	588

		31,737

	Gas Utilities – 0.2%
66	New Jersey Resources Corp.	2,977
37	ONE Gas, Inc.	2,920
73	South Jersey Industries, Inc.	2,156

		8,053

	Health Care Equipment & Supplies – 1.5%
562	Coloplast AS, Sponsored ADR	5,235
212	Danaher Corp.	21,073
20	DENTSPLY SIRONA, Inc.	693
281	EssilorLuxottica S.A., Sponsored ADR	19,189
35	Globus Medical, Inc.(a)	1,850
18	Haemonetics Corp.(a)	1,880
17	LivaNova PLC(a)	1,904
38	Medtronic PLC	3,413
118	Meridian Bioscience, Inc.	1,913
26	Merit Medical Systems, Inc.(a)	1,485
36	STERIS PLC	3,935
24	West Pharmaceutical Services, Inc.	2,542

		65,112

	Health Care Providers & Services – 1.4%
36	Acadia Healthcare Co., Inc.(a)	1,494
12	Aetna, Inc.	2,381
12	Amedisys, Inc.(a)	1,320
9	Anthem, Inc.	2,480
8	Chemed Corp.	2,435
10	Cigna Corp.	2,138
51	CVS Health Corp.	3,692
28	DaVita, Inc.(a)	1,885
32	Encompass Health Corp.	2,153
13	Express Scripts Holding Co.(a)	1,261
332	Fresenius SE & Co. KGaA, Sponsored ADR	5,277
45	HCA Healthcare, Inc.	6,009
20	Henry Schein, Inc.(a)	1,660
32	Humana, Inc.	10,253
20	Laboratory Corp. of America Holdings(a)	3,211

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
37	MEDNAX, Inc.(a)	$1,528
58	Patterson Cos., Inc.	1,310
33	Quest Diagnostics, Inc.	3,106
36	UnitedHealth Group, Inc.	9,408

		63,001

	Health Care Technology – 0.1%
125	Allscripts Healthcare Solutions, Inc.(a)	1,489
29	Medidata Solutions, Inc.(a)	2,038

		3,527

	Hotels, Restaurants & Leisure – 0.4%
34	Dunkin’ Brands Group, Inc.	2,467
20	Jack in the Box, Inc.	1,579
22	Marriott Vacations Worldwide Corp.	1,947
6	McDonald’s Corp.	1,061
122	MGM Resorts International	3,255
33	Six Flags Entertainment Corp.	1,777
58	Starbucks Corp.	3,380
125	Wendy’s Co. (The)	2,155

		17,621

	Household Durables – 0.4%
100	KB Home	1,997
75	Meritage Homes Corp.(a)	2,794
627	Sekisui House Ltd., Sponsored ADR	9,210
47	Tupperware Brands Corp.	1,650
3	Whirlpool Corp.	329

		15,980

	Household Products – 0.5%
9	Church & Dwight Co., Inc.	534
16	Clorox Co. (The)	2,375
57	Colgate-Palmolive Co.	3,395
190	Procter & Gamble Co. (The)	16,849

		23,153

	Independent Power & Renewable Electricity Producers – 0.4%
110	AES Corp. (The)	1,604
153	Ormat Technologies, Inc.	7,829
360	Pattern Energy Group, Inc.	6,451

		15,884

	Industrial Conglomerates – 0.4%
61	Roper Technologies, Inc.	17,257

	Industrial Other – 0.0%
29	Iron Mountain, Inc.	888

	Insurance – 2.0%
16	Aflac, Inc.	689
573	AIA Group Ltd., Sponsored ADR	17,287

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
311	Allianz SE, Sponsored ADR	$6,463
52	Allstate Corp. (The)	4,977
44	Aspen Insurance Holdings Ltd.	1,843
92	Chubb Ltd.	11,492
57	First American Financial Corp.	2,527
48	Hartford Financial Services Group, Inc. (The)	2,180
558	Legal & General Group PLC, Sponsored ADR	8,945
19	Lincoln National Corp.	1,144
39	Marsh & McLennan Cos., Inc.	3,305
31	MetLife, Inc.	1,277
109	Prudential Financial, Inc.	10,222
278	Prudential PLC, Sponsored ADR	11,073
42	Travelers Cos., Inc. (The)	5,255

		88,679

	Interactive Media & Services – 1.4%
3	Alphabet, Inc., Class C(a)	3,231
35	Alphabet, Inc., Class A(a)	38,170
148	Facebook, Inc., Class A(a)	22,465
8	TripAdvisor, Inc.(a)	417

		64,283

	Internet & Direct Marketing Retail – 0.7%
14	Amazon.com, Inc.(a)	22,372
3	Booking Holdings, Inc.(a)	5,624
54	eBay, Inc.(a)	1,567

		29,563

	IT Services – 2.2%
51	Accenture PLC, Class A	8,039
7	Akamai Technologies, Inc.(a)	506
24	Cognizant Technology Solutions Corp., Class A	1,657
27	International Business Machines Corp.	3,117
28	Jack Henry & Associates, Inc.	4,195
45	Leidos Holdings, Inc.	2,915
187	MasterCard, Inc., Class A	36,964
35	PayPal Holdings, Inc.(a)	2,947
87	Sabre Corp.	2,144
209	Visa, Inc., Class A	28,811
76	Western Union Co. (The)	1,371
17	WEX, Inc.(a)	2,991

		95,657

	Leisure Products – 0.0%
76	Callaway Golf Co.	1,626

	Life Sciences Tools & Services – 0.9%
16	Illumina, Inc.(a)	4,978
16	IQVIA Holdings, Inc.(a)	1,967
146	Thermo Fisher Scientific, Inc.	34,113

		41,058

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 1.3%
42	AGCO Corp.	$2,354
73	Caterpillar, Inc.	8,856
7	Cummins, Inc.	957
42	Deere & Co.	5,689
78	Flowserve Corp.	3,580
31	IDEX Corp.	3,931
4	Ingersoll-Rand PLC	384
56	ITT, Inc.	2,828
71	Kennametal, Inc.	2,517
44	Oshkosh Corp.	2,470
33	Parker Hannifin Corp.	5,004
12	Proto Labs, Inc.(a)	1,433
55	Terex Corp.	1,836
49	Toro Co. (The)	2,760
154	Watts Water Technologies, Inc., Series A	10,788
48	Xylem, Inc.	3,148

		58,535

	Media – 0.2%
3	Cable One, Inc.	2,687
15	CBS Corp., Class B	860
35	Discovery, Inc., Series C(a)	1,026
60	New York Times Co. (The), Class A	1,584
27	Omnicom Group, Inc.	2,007

		8,164

	Metals & Mining – 0.3%
100	Commercial Metals Co.	1,906
202	Newmont Mining Corp.	6,246
17	Nucor Corp.	1,005
43	Reliance Steel & Aluminum Co.	3,393
28	Royal Gold, Inc.	2,146

		14,696

	Multi-Utilities – 0.3%
99	Consolidated Edison, Inc.	7,524
18	DTE Energy Co.	2,023
26	Sempra Energy	2,863

		12,410

	Multiline Retail – 0.0%
12	Macy’s, Inc.	411

	Oil, Gas & Consumable Fuels – 1.0%
43	Apache Corp.	1,627
175	ConocoPhillips	12,232
187	Denbury Resources, Inc.(a)	645
68	Devon Energy Corp.	2,203
37	Energen Corp.(a)	2,663
32	EQT Corp.	1,087
81	Green Plains, Inc.	1,380

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
25	Hess Corp.	$1,435
107	Marathon Oil Corp.	2,032
74	Noble Energy, Inc.	1,839
119	Occidental Petroleum Corp.	7,981
71	ONEOK, Inc.	4,658
51	Valero Energy Corp.	4,646
53	World Fuel Services Corp.	1,696

		46,124

	Paper & Forest Products – 0.1%
42	Domtar Corp.	1,945
74	Louisiana-Pacific Corp.	1,611

		3,556

	Personal Products – 0.4%
50	Estee Lauder Cos., Inc. (The), Class A	6,872
5	Medifast, Inc.	1,059
203	Unilever NV	10,917

		18,848

	Pharmaceuticals – 1.2%
2	Allergan PLC	316
48	Bristol-Myers Squibb Co.	2,426
54	Catalent, Inc.(a)	2,178
40	Eli Lilly & Co.	4,338
28	Johnson & Johnson	3,920
90	Merck & Co., Inc.	6,625
486	Novo Nordisk AS, Sponsored ADR	20,985
28	Perrigo Co. PLC	1,968
217	Pfizer, Inc.	9,344
23	Supernus Pharmaceuticals, Inc.(a)	1,094

		53,194

	Professional Services – 0.3%
44	Exponent, Inc.	2,220
38	IHS Markit Ltd.(a)	1,996
17	Insperity, Inc.	1,868
45	Korn/Ferry International	2,031
27	ManpowerGroup, Inc.	2,060
41	Nielsen Holdings PLC	1,065
3	Verisk Analytics, Inc.(a)	360

		11,600

	Real Estate Management & Development – 0.1%
26	CBRE Group, Inc., Class A(a)	1,048
23	Jones Lang LaSalle, Inc.	3,042

		4,090

	REITs - Apartments – 0.3%
81	American Campus Communities, Inc.	3,200
5	AvalonBay Communities, Inc.	877

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
54	Camden Property Trust	$4,875
14	Equity Residential	909
12	Essex Property Trust, Inc.	3,009
4	Mid-America Apartment Communities, Inc.	391

		13,261

	REITs - Diversified – 0.2%
10	Crown Castle International Corp.	1,088
39	CyrusOne, Inc.	2,076
12	Digital Realty Trust, Inc.	1,239
4	Equinix, Inc.	1,515
102	Weyerhaeuser Co.	2,716

		8,634

	REITs - Health Care – 0.3%
55	HCP, Inc.	1,515
40	Ventas, Inc.	2,322
137	Welltower, Inc.	9,051

		12,888

	REITs - Hotels – 0.1%
139	Host Hotels & Resorts, Inc.	2,656

	REITs - Office Property – 0.3%
15	Boston Properties, Inc.	1,811
122	Corporate Office Properties Trust	3,153
138	Douglas Emmett, Inc.	4,994
61	Kilroy Realty Corp.	4,202

		14,160

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	361
18	Simon Property Group, Inc.	3,304

		3,665

	REITs - Single Tenant – 0.1%
184	Easterly Government Properties, Inc.	3,343

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.1%
100	Liberty Property Trust	4,187

	Road & Rail – 0.7%
36	Genesee & Wyoming, Inc., Class A(a)	2,852
32	Kansas City Southern	3,263
59	Norfolk Southern Corp.	9,902
35	Ryder System, Inc.	1,936
82	Union Pacific Corp.	11,990

		29,943

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 0.9%
15	Advanced Micro Devices, Inc.(a)	$273
63	Applied Materials, Inc.	2,071
39	ASML Holding NV, (Registered)	6,722
43	Brooks Automation, Inc.	1,334
25	Cabot Microelectronics Corp.	2,440
47	Cirrus Logic, Inc.(a)	1,760
121	First Solar, Inc.(a)	5,058
279	Intel Corp.	13,080
15	NVIDIA Corp.	3,162
31	QUALCOMM, Inc.	1,950
36	Silicon Laboratories, Inc.(a)	2,935
12	Texas Instruments, Inc.	1,114

		41,899

	Software – 1.8%
10	Adobe, Inc.(a)	2,458
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
28	Ellie Mae, Inc.(a)	1,856
12	Fair Isaac Corp.(a)	2,312
39	Fortinet, Inc.(a)	3,205
22	LogMeIn, Inc.	1,895
381	Microsoft Corp.	40,695
349	Oracle Corp.	17,045
33	PTC, Inc.(a)	2,719
24	Qualys, Inc.(a)	1,710
10	Ultimate Software Group, Inc. (The)(a)	2,666

		78,005

	Specialty Retail – 0.6%
28	Aaron’s, Inc.	1,320
82	American Eagle Outfitters, Inc.	1,891
30	Asbury Automotive Group, Inc.(a)	1,953
15	Best Buy Co., Inc.	1,052
15	Five Below, Inc.(a)	1,707
32	Home Depot, Inc. (The)	5,628
21	Lithia Motors, Inc., Class A	1,871
38	Lowe’s Cos., Inc.	3,618
23	Monro, Inc.	1,711
18	Signet Jewelers Ltd.	1,009
13	Tiffany & Co.	1,447
25	TJX Cos., Inc. (The)	2,747
30	Williams-Sonoma, Inc.	1,782

		27,736

	Technology Hardware, Storage & Peripherals – 0.7%
51	Apple, Inc.	11,162
457	Hewlett Packard Enterprise Co.	6,969
288	HP, Inc.	6,952
77	NCR Corp.(a)	2,068
37	NetApp, Inc.	2,904

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
8	Seagate Technology PLC	$322
13	Western Digital Corp.	560
30	Xerox Corp.	836

		31,773

	Textiles, Apparel & Luxury Goods – 0.2%
18	Deckers Outdoor Corp.(a)	2,289
18	Hanesbrands, Inc.	309
51	NIKE, Inc., Class B	3,827
4	PVH Corp.	483
71	Wolverine World Wide, Inc.	2,497

		9,405

	Thrifts & Mortgage Finance – 0.1%
265	New York Community Bancorp, Inc.	2,539

	Trading Companies & Distributors – 0.3%
88	Fastenal Co.	4,524
23	GATX Corp.	1,724
26	W.W. Grainger, Inc.	7,383

		13,631

	Water Utilities – 0.4%
192	American Water Works Co., Inc.	16,998
75	Aqua America, Inc.	2,439

		19,437

	Total Common Stocks (Identified Cost $1,812,025)	1,817,881

Exchange-Traded Funds – 10.8%
5,033	iShares® MSCI EAFE ETF	306,258
5,685	iShares® MSCI Emerging Markets ETF	174,643

	Total Exchange-Traded Funds (Identified Cost $490,685)	480,901

Affiliated Mutual Funds – 45.7%
27,497	Loomis Sayles Inflation Protected Securities Fund, Class N	274,147
45,634	Loomis Sayles Limited Term Government and Agency Fund, Class N	506,989
126,866	Mirova Global Green Bond Fund, Class N	1,245,822

	Total Affiliated Mutual Funds (Identified Cost $2,070,294)	2,026,958

	Total Investments – 97.4% (Identified Cost $4,373,004)	4,325,740
	Other assets less liabilities – 2.6%	114,379

	Net Assets – 100.0%	$4,440,119

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$276,604	$72,918	$63,779	$(1,051)	$(10,545)	$274,147	$6,627
Loomis Sayles Limited Term Government and Agency Fund, Class N	508,960	122,236	119,244	(2,314)	(2,649)	506,989	9,740
Mirova Global Green Bond Fund, Class N	1,241,390	301,091	287,253	(2,836)	(6,570)	1,245,822	19,960

	$2,026,954	$496,245	$470,276	$(6,201)	$(19,764)	$2,026,958	$36,327

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,817,881	$—	$—	$1,817,881
Exchange-Traded Funds	480,901	—	—	480,901
Affiliated Mutual Funds	2,026,958	—	—	2,026,958

Total	$4,325,740	$—	$—	$4,325,740

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	3.0%
Chemicals	2.4
IT Services	2.2
Insurance	2.0
Other Investments, less than 2% each	31.3
Affiliated Mutual Funds*	45.7
Exchange-Traded Funds	10.8

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	51.7%
Fixed Income	45.7

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks – 46.2% of Net Assets
	Aerospace & Defense – 0.4%
9	Arconic, Inc.	$183
16	Axon Enterprise, Inc.(a)	988
23	Moog, Inc., Class A	1,646
6	Raytheon Co.	1,050
12	Teledyne Technologies, Inc.(a)	2,655
52	United Technologies Corp.	6,459

		12,981

	Air Freight & Logistics – 0.2%
57	United Parcel Service, Inc., Class B	6,073

	Auto Components – 0.5%
98	American Axle & Manufacturing Holdings, Inc.(a)	1,486
135	Aptiv PLC	10,368
219	Valeo S.A., Sponsored ADR	3,537
21	Visteon Corp.(a)	1,660

		17,051

	Automobiles – 0.6%
553	Byd Co. Ltd., ADR	7,095
108	Toyota Motor Corp., Sponsored ADR	12,641

		19,736

	Banks – 3.4%
60	Ameris Bancorp	2,573
107	BancorpSouth Bank	3,071
160	BB&T Corp.	7,866
230	Citizens Financial Group, Inc.	8,590
82	Columbia Banking System, Inc.	3,041
14	Comerica, Inc.	1,142
207	CVB Financial Corp.	4,523
188	Fulton Financial Corp.	3,010
220	Huntington Bancshares, Inc.	3,153
95	International Bancshares Corp.	3,676
415	KBC Group NV, Sponsored ADR	14,284
370	KeyCorp	6,719
30	M&T Bank Corp.	4,962
613	People’s United Financial, Inc.	9,600
97	PNC Financial Services Group, Inc. (The)	12,464
183	Regions Financial Corp.	3,106
69	Signature Bank	7,583
147	Trustmark Corp.	4,528
51	Westamerica Bancorporation	2,969
39	Wintrust Financial Corp.	2,969
108	Zions Bancorp N.A.	5,081

		114,910

	Beverages – 0.6%
83	Brown-Forman Corp., Class B	3,846

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
237	Coca-Cola Co. (The)	$11,348
58	PepsiCo, Inc.	6,518

		21,712

	Biotechnology – 0.9%
20	AbbVie, Inc.	1,557
47	Amgen, Inc.	9,061
7	Biogen, Inc.(a)	2,130
208	Gilead Sciences, Inc.	14,181
7	Ligand Pharmaceuticals, Inc.(a)	1,154
27	Repligen Corp.(a)	1,464

		29,547

	Building Products – 0.6%
186	A.O. Smith Corp.	8,469
277	Johnson Controls International PLC	8,856
15	Lennox International, Inc.	3,163

		20,488

	Capital Markets – 1.5%
4	Affiliated Managers Group, Inc.	455
15	Ameriprise Financial, Inc.	1,909
182	Bank of New York Mellon Corp. (The)	8,614
18	BlackRock, Inc.	7,406
17	Charles Schwab Corp. (The)	786
24	CME Group, Inc.	4,398
12	FactSet Research Systems, Inc.	2,685
85	Franklin Resources, Inc.	2,592
22	Intercontinental Exchange, Inc.	1,695
48	Invesco Ltd.	1,042
77	Janus Henderson Group PLC	1,892
83	Legg Mason, Inc.	2,342
12	Moody’s Corp.	1,746
62	Northern Trust Corp.	5,832
10	S&P Global, Inc.	1,823
63	State Street Corp.	4,331

		49,548

	Chemicals – 2.7%
13	Air Products & Chemicals, Inc.	2,007
161	Chr. Hansen Holding AS, Sponsored ADR	8,126
197	Ecolab, Inc.	30,170
42	HB Fuller Co.	1,867
30	Innospec, Inc.	2,008
46	International Flavors & Fragrances, Inc.	6,654
61	Linde PLC	10,094
35	Minerals Technologies, Inc.	1,916
139	Novozymes AS, Sponsored ADR	6,846
20	Stepan Co.	1,652
898	Symrise AG, Sponsored ADR	18,768

		90,108

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.3%
37	Healthcare Services Group, Inc.	$1,502
21	MSA Safety, Inc.	2,193
31	Tetra Tech, Inc.	2,047
42	Waste Management, Inc.	3,758

		9,500

	Communications Equipment – 0.5%
51	Ciena Corp.(a)	1,594
196	Cisco Systems, Inc.	8,967
27	InterDigital, Inc.	1,916
17	Lumentum Holdings, Inc.(a)	929
17	Motorola Solutions, Inc.	2,084

		15,490

	Construction & Engineering – 0.1%
96	AECOM(a)	2,797
45	Fluor Corp.	1,974

		4,771

	Consumer Finance – 0.2%
49	American Express Co.	5,034
99	Navient Corp.	1,146

		6,180

	Containers & Packaging – 0.2%
71	Ball Corp.	3,181
12	Crown Holdings, Inc.(a)	507
47	International Paper Co.	2,132
84	Owens-Illinois, Inc.(a)	1,316

		7,136

	Distributors – 0.2%
41	Genuine Parts Co.	4,015
14	Pool Corp.	2,040

		6,055

	Diversified Consumer Services – 0.1%
63	Service Corp. International	2,613

	Diversified Telecommunication Services – 0.3%
131	AT&T, Inc.	4,019
175	CenturyLink, Inc.	3,612
70	Verizon Communications, Inc.	3,996

		11,627

	Electric Utilities – 0.9%
146	American Electric Power Co., Inc.	10,711
21	Edison International	1,457
25	Eversource Energy	1,582
28	IDACORP, Inc.	2,611

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
83	NextEra Energy, Inc.	$14,317

		30,678

	Electrical Equipment – 1.3%
69	Acuity Brands, Inc.	8,669
303	Eaton Corp. PLC	21,716
19	Hubbell, Inc.	1,932
593	Vestas Wind Systems AS, Sponsored ADR	12,332

		44,649

	Electronic Equipment, Instruments & Components – 0.5%
53	Avnet, Inc.	2,124
22	Belden, Inc.	1,189
42	Cognex Corp.	1,799
7	Coherent, Inc.(a)	862
42	Keysight Technologies, Inc.(a)	2,397
11	Littelfuse, Inc.	1,993
10	Rogers Corp.(a)	1,231
22	TE Connectivity Ltd.	1,659
65	Trimble, Inc.(a)	2,430
13	Zebra Technologies Corp., Class A(a)	2,162

		17,846

	Energy Equipment & Services – 0.5%
33	Apergy Corp.(a)	1,287
28	Baker Hughes, a GE Co.	747
61	C&J Energy Services, Inc.(a)	1,146
18	Core Laboratories NV	1,534
57	McDermott International, Inc.(a)	441
36	National Oilwell Varco, Inc.	1,325
56	Oceaneering International, Inc.(a)	1,061
50	Oil States International, Inc.(a)	1,113
143	Schlumberger Ltd.	7,337
30	TechnipFMC PLC	789

		16,780

	Entertainment – 0.8%
46	Cinemark Holdings, Inc.	1,912
9	Netflix, Inc.(a)	2,716
22	Twenty-First Century Fox, Inc., Class A	1,001
43	Twenty-First Century Fox, Inc., Class B	1,943
172	Walt Disney Co. (The)	19,751

		27,323

	Food & Staples Retailing – 0.2%
103	Kroger Co. (The)	3,065
27	Sysco Corp.	1,926
37	Walgreens Boots Alliance, Inc.	2,952

		7,943

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 0.8%
82	Campbell Soup Co.	$3,068
486	Danone S.A., Sponsored ADR	6,877
21	General Mills, Inc.	920
55	Hain Celestial Group, Inc. (The)(a)	1,368
4	Hershey Co. (The)	429
16	Hormel Foods Corp.	698
19	Ingredion, Inc.	1,922
18	J.M. Smucker Co. (The)	1,950
44	Kellogg Co.	2,881
89	Kraft Heinz Co. (The)	4,892
29	Lamb Weston Holdings, Inc.	2,267
11	Mondelez International, Inc., Class A	462

		27,734

	Gas Utilities – 0.2%
57	New Jersey Resources Corp.	2,571
32	ONE Gas, Inc.	2,525
63	South Jersey Industries, Inc.	1,861

		6,957

	Health Care Equipment & Supplies – 1.6%
482	Coloplast AS, Sponsored ADR	4,490
182	Danaher Corp.	18,091
15	DENTSPLY SIRONA, Inc.	519
241	EssilorLuxottica S.A., Sponsored ADR	16,458
30	Globus Medical, Inc.(a)	1,586
15	Haemonetics Corp.(a)	1,567
14	LivaNova PLC(a)	1,568
33	Medtronic PLC	2,964
102	Meridian Bioscience, Inc.	1,653
23	Merit Medical Systems, Inc.(a)	1,314
31	STERIS PLC	3,389
20	West Pharmaceutical Services, Inc.	2,118

		55,717

	Health Care Providers & Services – 1.6%
31	Acadia Healthcare Co., Inc.(a)	1,287
10	Aetna, Inc.	1,984
10	Amedisys, Inc.(a)	1,100
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
9	Cigna Corp.	1,924
44	CVS Health Corp.	3,185
21	DaVita, Inc.(a)	1,414
27	Encompass Health Corp.	1,817
12	Express Scripts Holding Co.(a)	1,164
285	Fresenius SE & Co. KGaA, Sponsored ADR	4,530
34	HCA Healthcare, Inc.	4,540
17	Henry Schein, Inc.(a)	1,411
27	Humana, Inc.	8,651
18	Laboratory Corp. of America Holdings(a)	2,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
32	MEDNAX, Inc.(a)	$1,321
51	Patterson Cos., Inc.	1,152
29	Quest Diagnostics, Inc.	2,729
31	UnitedHealth Group, Inc.	8,102

		53,536

	Health Care Technology – 0.1%
108	Allscripts Healthcare Solutions, Inc.(a)	1,286
25	Medidata Solutions, Inc.(a)	1,758

		3,044

	Hotels, Restaurants & Leisure – 0.4%
29	Dunkin’ Brands Group, Inc.	2,104
18	Jack in the Box, Inc.	1,421
19	Marriott Vacations Worldwide Corp.	1,681
5	McDonald’s Corp.	885
105	MGM Resorts International	2,801
28	Six Flags Entertainment Corp.	1,508
52	Starbucks Corp.	3,030
108	Wendy’s Co. (The)	1,862

		15,292

	Household Durables – 0.4%
86	KB Home	1,717
65	Meritage Homes Corp.(a)	2,421
539	Sekisui House Ltd., Sponsored ADR	7,918
40	Tupperware Brands Corp.	1,404
2	Whirlpool Corp.	220

		13,680

	Household Products – 0.6%
8	Church & Dwight Co., Inc.	475
16	Clorox Co. (The)	2,375
57	Colgate-Palmolive Co.	3,394
164	Procter & Gamble Co. (The)	14,544

		20,788

	Independent Power & Renewable Electricity Producers – 0.4%
95	AES Corp. (The)	1,385
131	Ormat Technologies, Inc.	6,704
310	Pattern Energy Group, Inc.	5,555

		13,644

	Industrial Conglomerates – 0.4%
53	Roper Technologies, Inc.	14,994

	Industrial Other – 0.0%
27	Iron Mountain, Inc.	826

	Insurance – 2.3%
13	Aflac, Inc.	560
492	AIA Group Ltd., Sponsored ADR	14,844

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
267	Allianz SE, Sponsored ADR	$5,548
45	Allstate Corp. (The)	4,307
38	Aspen Insurance Holdings Ltd.	1,591
80	Chubb Ltd.	9,993
49	First American Financial Corp.	2,172
42	Hartford Financial Services Group, Inc. (The)	1,908
479	Legal & General Group PLC, Sponsored ADR	7,678
14	Lincoln National Corp.	843
33	Marsh & McLennan Cos., Inc.	2,797
42	MetLife, Inc.	1,730
95	Prudential Financial, Inc.	8,909
239	Prudential PLC, Sponsored ADR	9,519
37	Travelers Cos., Inc. (The)	4,630

		77,029

	Interactive Media & Services – 1.6%
3	Alphabet, Inc., Class C(a)	3,230
30	Alphabet, Inc., Class A(a)	32,718
127	Facebook, Inc., Class A(a)	19,277
7	TripAdvisor, Inc.(a)	365

		55,590

	Internet & Direct Marketing Retail – 0.8%
12	Amazon.com, Inc.(a)	19,176
3	Booking Holdings, Inc.(a)	5,624
47	eBay, Inc.(a)	1,364

		26,164

	IT Services – 2.4%
44	Accenture PLC, Class A	6,935
5	Akamai Technologies, Inc.(a)	361
11	Cognizant Technology Solutions Corp., Class A	759
23	International Business Machines Corp.	2,655
24	Jack Henry & Associates, Inc.	3,596
39	Leidos Holdings, Inc.	2,527
161	MasterCard, Inc., Class A	31,825
30	PayPal Holdings, Inc.(a)	2,526
76	Sabre Corp.	1,873
180	Visa, Inc., Class A	24,813
62	Western Union Co. (The)	1,119
15	WEX, Inc.(a)	2,639

		81,628

	Leisure Products – 0.0%
66	Callaway Golf Co.	1,412

	Life Sciences Tools & Services – 1.0%
13	Illumina, Inc.(a)	4,045
14	IQVIA Holdings, Inc.(a)	1,721
126	Thermo Fisher Scientific, Inc.	29,440

		35,206

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 1.5%
36	AGCO Corp.	$2,017
64	Caterpillar, Inc.	7,765
6	Cummins, Inc.	820
37	Deere & Co.	5,011
68	Flowserve Corp.	3,121
27	IDEX Corp.	3,424
4	Ingersoll-Rand PLC	384
48	ITT, Inc.	2,424
61	Kennametal, Inc.	2,163
38	Oshkosh Corp.	2,133
32	Parker Hannifin Corp.	4,852
11	Proto Labs, Inc.(a)	1,314
48	Terex Corp.	1,603
42	Toro Co. (The)	2,366
132	Watts Water Technologies, Inc., Series A	9,247
26	Xylem, Inc.	1,705

		50,349

	Media – 0.2%
2	Cable One, Inc.	1,791
14	CBS Corp., Class B	803
31	Discovery, Inc., Series C(a)	909
52	New York Times Co. (The), Class A	1,373
23	Omnicom Group, Inc.	1,709

		6,585

	Metals & Mining – 0.4%
87	Commercial Metals Co.	1,658
175	Newmont Mining Corp.	5,411
15	Nucor Corp.	887
37	Reliance Steel & Aluminum Co.	2,920
24	Royal Gold, Inc.	1,839

		12,715

	Multi-Utilities – 0.3%
86	Consolidated Edison, Inc.	6,536
16	DTE Energy Co.	1,798
23	Sempra Energy	2,533

		10,867

	Multiline Retail – 0.0%
10	Macy’s, Inc.	343

	Oil, Gas & Consumable Fuels – 1.2%
37	Apache Corp.	1,400
152	ConocoPhillips	10,625
163	Denbury Resources, Inc.(a)	562
59	Devon Energy Corp.	1,912
32	Energen Corp.(a)	2,303
28	EQT Corp.	951
70	Green Plains, Inc.	1,193

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
22	Hess Corp.	$1,263
93	Marathon Oil Corp.	1,766
64	Noble Energy, Inc.	1,590
103	Occidental Petroleum Corp.	6,908
61	ONEOK, Inc.	4,002
44	Valero Energy Corp.	4,008
46	World Fuel Services Corp.	1,472

		39,955

	Paper & Forest Products – 0.1%
36	Domtar Corp.	1,667
64	Louisiana-Pacific Corp.	1,393

		3,060

	Personal Products – 0.5%
42	Estee Lauder Cos., Inc. (The), Class A	5,773
5	Medifast, Inc.	1,058
174	Unilever NV	9,358

		16,189

	Pharmaceuticals – 1.4%
3	Allergan PLC	474
42	Bristol-Myers Squibb Co.	2,123
46	Catalent, Inc.(a)	1,856
34	Eli Lilly & Co.	3,687
24	Johnson & Johnson	3,360
78	Merck & Co., Inc.	5,741
417	Novo Nordisk AS, Sponsored ADR	18,006
24	Perrigo Co. PLC	1,687
186	Pfizer, Inc.	8,009
20	Supernus Pharmaceuticals, Inc.(a)	951

		45,894

	Professional Services – 0.3%
38	Exponent, Inc.	1,918
31	IHS Markit Ltd.(a)	1,628
14	Insperity, Inc.	1,538
39	Korn/Ferry International	1,760
23	ManpowerGroup, Inc.	1,755
31	Nielsen Holdings PLC	805
2	Verisk Analytics, Inc.(a)	240

		9,644

	Real Estate Management & Development – 0.1%
24	CBRE Group, Inc., Class A(a)	967
20	Jones Lang LaSalle, Inc.	2,645

		3,612

	REITs - Apartments – 0.4%
70	American Campus Communities, Inc.	2,766
8	AvalonBay Communities, Inc.	1,403

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
46	Camden Property Trust	$4,152
14	Equity Residential	909
10	Essex Property Trust, Inc.	2,508
4	Mid-America Apartment Communities, Inc.	391

		12,129

	REITs - Diversified – 0.2%
14	Crown Castle International Corp.	1,522
34	CyrusOne, Inc.	1,810
12	Digital Realty Trust, Inc.	1,239
4	Equinix, Inc.	1,515
88	Weyerhaeuser Co.	2,344

		8,430

	REITs - Health Care – 0.3%
46	HCP, Inc.	1,268
31	Ventas, Inc.	1,799
118	Welltower, Inc.	7,796

		10,863

	REITs - Hotels – 0.1%
113	Host Hotels & Resorts, Inc.	2,159

	REITs - Office Property – 0.3%
11	Boston Properties, Inc.	1,328
105	Corporate Office Properties Trust	2,713
119	Douglas Emmett, Inc.	4,307
53	Kilroy Realty Corp.	3,651

		11,999

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	310
15	Simon Property Group, Inc.	2,753

		3,063

	REITs - Single Tenant – 0.1%
158	Easterly Government Properties, Inc.	2,871

	REITs - Storage – 0.0%
2	Public Storage	411

	REITs - Warehouse/Industrials – 0.1%
86	Liberty Property Trust	3,601

	Road & Rail – 0.8%
31	Genesee & Wyoming, Inc., Class A(a)	2,456
28	Kansas City Southern	2,855
52	Norfolk Southern Corp.	8,727
31	Ryder System, Inc.	1,715
69	Union Pacific Corp.	10,089

		25,842

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.1%
14	Advanced Micro Devices, Inc.(a)	$255
54	Applied Materials, Inc.	1,776
34	ASML Holding NV, (Registered)	5,860
38	Brooks Automation, Inc.	1,179
22	Cabot Microelectronics Corp.	2,148
40	Cirrus Logic, Inc.(a)	1,498
104	First Solar, Inc.(a)	4,347
240	Intel Corp.	11,251
13	NVIDIA Corp.	2,741
18	QUALCOMM, Inc.	1,132
31	Silicon Laboratories, Inc.(a)	2,527
11	Texas Instruments, Inc.	1,021

		35,735

	Software – 2.0%
8	Adobe, Inc.(a)	1,966
12	Autodesk, Inc.(a)	1,551
4	Citrix Systems, Inc.(a)	410
24	Ellie Mae, Inc.(a)	1,591
11	Fair Isaac Corp.(a)	2,120
34	Fortinet, Inc.(a)	2,794
18	LogMeIn, Inc.	1,550
327	Microsoft Corp.	34,927
300	Oracle Corp.	14,652
28	PTC, Inc.(a)	2,307
21	Qualys, Inc.(a)	1,496
8	Ultimate Software Group, Inc. (The)(a)	2,133

		67,497

	Specialty Retail – 0.7%
24	Aaron’s, Inc.	1,131
71	American Eagle Outfitters, Inc.	1,637
26	Asbury Automotive Group, Inc.(a)	1,692
13	Best Buy Co., Inc.	912
13	Five Below, Inc.(a)	1,480
28	Home Depot, Inc. (The)	4,925
18	Lithia Motors, Inc., Class A	1,603
31	Lowe’s Cos., Inc.	2,952
20	Monro, Inc.	1,488
15	Signet Jewelers Ltd.	841
9	Tiffany & Co.	1,002
21	TJX Cos., Inc. (The)	2,307
26	Williams-Sonoma, Inc.	1,544

		23,514

	Technology Hardware, Storage & Peripherals – 0.8%
44	Apple, Inc.	9,630
394	Hewlett Packard Enterprise Co.	6,008
249	HP, Inc.	6,011
67	NCR Corp.(a)	1,799
32	NetApp, Inc.	2,512

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$281
9	Western Digital Corp.	388
29	Xerox Corp.	808

		27,437

	Textiles, Apparel & Luxury Goods – 0.2%
15	Deckers Outdoor Corp.(a)	1,907
16	Hanesbrands, Inc.	275
44	NIKE, Inc., Class B	3,302
4	PVH Corp.	483
61	Wolverine World Wide, Inc.	2,145

		8,112

	Thrifts & Mortgage Finance – 0.1%
229	New York Community Bancorp, Inc.	2,194

	Trading Companies & Distributors – 0.3%
75	Fastenal Co.	3,856
20	GATX Corp.	1,499
22	W.W. Grainger, Inc.	6,247

		11,602

	Water Utilities – 0.5%
166	American Water Works Co., Inc.	14,696
65	Aqua America, Inc.	2,114

		16,810

	Total Common Stocks (Identified Cost $1,516,925)	1,567,468

Exchange-Traded Funds – 12.8%
4,946	iShares® MSCI EAFE ETF	300,964
4,345	iShares® MSCI Emerging Markets ETF	133,478

	Total Exchange-Traded Funds (Identified Cost $443,349)	434,442

Affiliated Mutual Funds – 38.5%
18,017	Loomis Sayles Inflation Protected Securities Fund, Class N	179,625
29,361	Loomis Sayles Limited Term Government and Agency Fund, Class N	326,202
81,278	Mirova Global Green Bond Fund, Class N	798,155

	Total Affiliated Mutual Funds (Identified Cost $1,334,851)	1,303,982

	Total Investments – 97.5% (Identified Cost $3,295,125)	3,305,892
	Other assets less liabilities – 2.5%	83,232

	Net Assets – 100.0%	$3,389,124

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$177,609	$13,816	$4,207	$(76)	$(7,517)	$179,625	$4,266
Loomis Sayles Limited Term Government and Agency Fund, Class N	320,923	16,976	8,501	(174)	(3,022)	326,202	6,081
Mirova Global Green Bond Fund, Class N	779,566	44,169	19,862	(343)	(5,375)	798,155	12,564

	$1,278,098	$74,961	$32,570	$(593)	$(15,914)	$1,303,982	$22,911

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,567,468	$—	$—	$1,567,468
Exchange-Traded Funds	434,442	—	—	434,442
Affiliated Mutual Funds	1,303,982	—	—	1,303,982

Total	$3,305,892	$—	$—	$3,305,892

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	3.4%
Chemicals	2.7
IT Services	2.4
Insurance	2.3
Software	2.0
Other Investments, less than 2% each	33.4
Affiliated Mutual Funds*	38.5
Exchange-Traded Funds	12.8

Total Investments	97.5
Other assets less liabilities	2.5

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	59.0%
Fixed Income	38.5

Total Investments	97.5
Other assets less liabilities	2.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 55.1% of Net Assets
	Aerospace & Defense – 0.4%
10	Arconic, Inc.	$203
15	Axon Enterprise, Inc.(a)	926
24	Moog, Inc., Class A	1,717
5	Raytheon Co.	875
12	Teledyne Technologies, Inc.(a)	2,655
55	United Technologies Corp.	6,832

		13,208

	Air Freight & Logistics – 0.2%
60	United Parcel Service, Inc., Class B	6,392

	Auto Components – 0.6%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,517
162	Aptiv PLC	12,441
264	Valeo S.A., Sponsored ADR	4,264
21	Visteon Corp.(a)	1,660

		19,882

	Automobiles – 0.8%
665	Byd Co. Ltd., ADR	8,532
129	Toyota Motor Corp., Sponsored ADR	15,099

		23,631

	Banks – 4.0%
62	Ameris Bancorp	2,659
111	BancorpSouth Bank	3,186
170	BB&T Corp.	8,357
248	Citizens Financial Group, Inc.	9,263
84	Columbia Banking System, Inc.	3,115
14	Comerica, Inc.	1,142
214	CVB Financial Corp.	4,676
193	Fulton Financial Corp.	3,090
240	Huntington Bancshares, Inc.	3,439
98	International Bancshares Corp.	3,793
499	KBC Group NV, Sponsored ADR	17,175
401	KeyCorp	7,282
31	M&T Bank Corp.	5,128
660	People’s United Financial, Inc.	10,336
103	PNC Financial Services Group, Inc. (The)	13,234
194	Regions Financial Corp.	3,292
82	Signature Bank	9,012
152	Trustmark Corp.	4,682
53	Westamerica Bancorporation	3,085
41	Wintrust Financial Corp.	3,122
118	Zions Bancorp N.A.	5,552

		124,620

	Beverages – 0.7%
90	Brown-Forman Corp., Class B	4,171

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
252	Coca-Cola Co. (The)	$12,066
62	PepsiCo, Inc.	6,967

		23,204

	Biotechnology – 1.0%
22	AbbVie, Inc.	1,713
49	Amgen, Inc.	9,447
7	Biogen, Inc.(a)	2,130
239	Gilead Sciences, Inc.	16,295
8	Ligand Pharmaceuticals, Inc.(a)	1,318
28	Repligen Corp.(a)	1,518

		32,421

	Building Products – 0.7%
223	A.O. Smith Corp.	10,153
294	Johnson Controls International PLC	9,399
16	Lennox International, Inc.	3,375

		22,927

	Capital Markets – 1.6%
5	Affiliated Managers Group, Inc.	568
15	Ameriprise Financial, Inc.	1,909
194	Bank of New York Mellon Corp. (The)	9,182
19	BlackRock, Inc.	7,817
21	Charles Schwab Corp. (The)	971
24	CME Group, Inc.	4,398
12	FactSet Research Systems, Inc.	2,685
106	Franklin Resources, Inc.	3,233
14	Intercontinental Exchange, Inc.	1,079
47	Invesco Ltd.	1,020
79	Janus Henderson Group PLC	1,941
84	Legg Mason, Inc.	2,370
13	Moody’s Corp.	1,891
65	Northern Trust Corp.	6,115
11	S&P Global, Inc.	2,006
66	State Street Corp.	4,537

		51,722

	Chemicals – 3.3%
17	Air Products & Chemicals, Inc.	2,624
194	Chr. Hansen Holding AS, Sponsored ADR	9,791
228	Ecolab, Inc.	34,918
43	HB Fuller Co.	1,912
31	Innospec, Inc.	2,075
53	International Flavors & Fragrances, Inc.	7,667
64	Linde PLC	10,590
37	Minerals Technologies, Inc.	2,026
167	Novozymes AS, Sponsored ADR	8,226
21	Stepan Co.	1,734
1,079	Symrise AG, Sponsored ADR	22,551

		104,114

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.3%
38	Healthcare Services Group, Inc.	$1,543
22	MSA Safety, Inc.	2,298
32	Tetra Tech, Inc.	2,113
45	Waste Management, Inc.	4,026

		9,980

	Communications Equipment – 0.5%
52	Ciena Corp.(a)	1,625
215	Cisco Systems, Inc.	9,836
28	InterDigital, Inc.	1,987
17	Lumentum Holdings, Inc.(a)	929
18	Motorola Solutions, Inc.	2,206

		16,583

	Construction & Engineering – 0.2%
99	AECOM(a)	2,885
54	Fluor Corp.	2,368

		5,253

	Consumer Finance – 0.2%
51	American Express Co.	5,239
52	Navient Corp.	602

		5,841

	Containers & Packaging – 0.3%
80	Ball Corp.	3,584
14	Crown Holdings, Inc.(a)	592
57	International Paper Co.	2,585
86	Owens-Illinois, Inc.(a)	1,348

		8,109

	Distributors – 0.2%
45	Genuine Parts Co.	4,407
15	Pool Corp.	2,186

		6,593

	Diversified Consumer Services – 0.1%
65	Service Corp. International	2,696

	Diversified Telecommunication Services – 0.4%
144	AT&T, Inc.	4,418
185	CenturyLink, Inc.	3,818
77	Verizon Communications, Inc.	4,396

		12,632

	Electric Utilities – 1.1%
155	American Electric Power Co., Inc.	11,371
22	Edison International	1,527
27	Eversource Energy	1,708
29	IDACORP, Inc.	2,704

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
100	NextEra Energy, Inc.	$17,250

		34,560

	Electrical Equipment – 1.7%
81	Acuity Brands, Inc.	10,177
363	Eaton Corp. PLC	26,016
20	Hubbell, Inc.	2,034
719	Vestas Wind Systems AS, Sponsored ADR	14,952

		53,179

	Electronic Equipment, Instruments & Components – 0.6%
55	Avnet, Inc.	2,204
23	Belden, Inc.	1,243
43	Cognex Corp.	1,842
8	Coherent, Inc.(a)	985
44	Keysight Technologies, Inc.(a)	2,512
11	Littelfuse, Inc.	1,993
11	Rogers Corp.(a)	1,354
24	TE Connectivity Ltd.	1,810
67	Trimble, Inc.(a)	2,504
14	Zebra Technologies Corp., Class A(a)	2,328

		18,775

	Energy Equipment & Services – 0.6%
34	Apergy Corp.(a)	1,326
30	Baker Hughes, a GE Co.	801
63	C&J Energy Services, Inc.(a)	1,183
18	Core Laboratories NV	1,534
58	McDermott International, Inc.(a)	448
38	National Oilwell Varco, Inc.	1,398
57	Oceaneering International, Inc.(a)	1,080
51	Oil States International, Inc.(a)	1,136
151	Schlumberger Ltd.	7,748
31	TechnipFMC PLC	815

		17,469

	Entertainment – 0.9%
48	Cinemark Holdings, Inc.	1,995
10	Netflix, Inc.(a)	3,018
15	Twenty-First Century Fox, Inc., Class A	683
47	Twenty-First Century Fox, Inc., Class B	2,123
183	Walt Disney Co. (The)	21,014

		28,833

	Food & Staples Retailing – 0.3%
110	Kroger Co. (The)	3,273
24	Sysco Corp.	1,712
40	Walgreens Boots Alliance, Inc.	3,191

		8,176

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.0%
80	Campbell Soup Co.	$2,993
584	Danone S.A., Sponsored ADR	8,263
24	General Mills, Inc.	1,051
57	Hain Celestial Group, Inc. (The)(a)	1,418
4	Hershey Co. (The)	429
16	Hormel Foods Corp.	698
20	Ingredion, Inc.	2,024
19	J.M. Smucker Co. (The)	2,058
46	Kellogg Co.	3,012
94	Kraft Heinz Co. (The)	5,167
30	Lamb Weston Holdings, Inc.	2,345
12	Mondelez International, Inc., Class A	504

		29,962

	Gas Utilities – 0.2%
59	New Jersey Resources Corp.	2,661
33	ONE Gas, Inc.	2,604
65	South Jersey Industries, Inc.	1,920

		7,185

	Health Care Equipment & Supplies – 2.1%
580	Coloplast AS, Sponsored ADR	5,403
219	Danaher Corp.	21,769
15	DENTSPLY SIRONA, Inc.	519
290	EssilorLuxottica S.A., Sponsored ADR	19,804
31	Globus Medical, Inc.(a)	1,638
16	Haemonetics Corp.(a)	1,672
15	LivaNova PLC(a)	1,680
36	Medtronic PLC	3,233
105	Meridian Bioscience, Inc.	1,702
23	Merit Medical Systems, Inc.(a)	1,314
32	STERIS PLC	3,498
21	West Pharmaceutical Services, Inc.	2,224

		64,456

	Health Care Providers & Services – 1.9%
32	Acadia Healthcare Co., Inc.(a)	1,328
11	Aetna, Inc.	2,183
11	Amedisys, Inc.(a)	1,210
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
10	Cigna Corp.	2,138
48	CVS Health Corp.	3,475
30	DaVita, Inc.(a)	2,020
28	Encompass Health Corp.	1,884
20	Express Scripts Holding Co.(a)	1,939
342	Fresenius SE & Co. KGaA, Sponsored ADR	5,436
42	HCA Healthcare, Inc.	5,608
18	Henry Schein, Inc.(a)	1,494
29	Humana, Inc.	9,292
18	Laboratory Corp. of America Holdings(a)	2,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
33	MEDNAX, Inc.(a)	$1,363
52	Patterson Cos., Inc.	1,174
30	Quest Diagnostics, Inc.	2,823
34	UnitedHealth Group, Inc.	8,886

		59,478

	Health Care Technology – 0.1%
111	Allscripts Healthcare Solutions, Inc.(a)	1,322
25	Medidata Solutions, Inc.(a)	1,758

		3,080

	Hotels, Restaurants & Leisure – 0.5%
30	Dunkin’ Brands Group, Inc.	2,177
18	Jack in the Box, Inc.	1,421
19	Marriott Vacations Worldwide Corp.	1,681
6	McDonald’s Corp.	1,061
115	MGM Resorts International	3,068
29	Six Flags Entertainment Corp.	1,562
66	Starbucks Corp.	3,846
110	Wendy’s Co. (The)	1,897

		16,713

	Household Durables – 0.5%
88	KB Home	1,757
67	Meritage Homes Corp.(a)	2,496
648	Sekisui House Ltd., Sponsored ADR	9,519
41	Tupperware Brands Corp.	1,439
2	Whirlpool Corp.	220

		15,431

	Household Products – 0.7%
7	Church & Dwight Co., Inc.	415
14	Clorox Co. (The)	2,078
56	Colgate-Palmolive Co.	3,335
176	Procter & Gamble Co. (The)	15,608

		21,436

	Independent Power & Renewable Electricity Producers – 0.5%
101	AES Corp. (The)	1,473
144	Ormat Technologies, Inc.	7,368
339	Pattern Energy Group, Inc.	6,075

		14,916

	Industrial Conglomerates – 0.6%
63	Roper Technologies, Inc.	17,823

	Industrial Other – 0.0%
25	Iron Mountain, Inc.	765

	Insurance – 2.8%
15	Aflac, Inc.	646
591	AIA Group Ltd., Sponsored ADR	17,831

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
321	Allianz SE, Sponsored ADR	$6,670
48	Allstate Corp. (The)	4,595
39	Aspen Insurance Holdings Ltd.	1,633
84	Chubb Ltd.	10,492
51	First American Financial Corp.	2,261
45	Hartford Financial Services Group, Inc. (The)	2,044
575	Legal & General Group PLC, Sponsored ADR	9,217
28	Lincoln National Corp.	1,685
35	Marsh & McLennan Cos., Inc.	2,966
45	MetLife, Inc.	1,854
101	Prudential Financial, Inc.	9,472
287	Prudential PLC, Sponsored ADR	11,431
39	Travelers Cos., Inc. (The)	4,880

		87,677

	Interactive Media & Services – 2.0%
3	Alphabet, Inc., Class C(a)	3,230
35	Alphabet, Inc., Class A(a)	38,170
148	Facebook, Inc., Class A(a)	22,465
7	TripAdvisor, Inc.(a)	365

		64,230

	Internet & Direct Marketing Retail – 0.9%
13	Amazon.com, Inc.(a)	20,774
3	Booking Holdings, Inc.(a)	5,624
31	eBay, Inc.(a)	900

		27,298

	IT Services – 2.9%
46	Accenture PLC, Class A	7,251
6	Akamai Technologies, Inc.(a)	434
13	Cognizant Technology Solutions Corp., Class A	897
25	International Business Machines Corp.	2,886
25	Jack Henry & Associates, Inc.	3,746
40	Leidos Holdings, Inc.	2,591
189	MasterCard, Inc., Class A	37,360
33	PayPal Holdings, Inc.(a)	2,778
77	Sabre Corp.	1,898
210	Visa, Inc., Class A	28,948
65	Western Union Co. (The)	1,173
15	WEX, Inc.(a)	2,639

		92,601

	Leisure Products – 0.1%
68	Callaway Golf Co.	1,455

	Life Sciences Tools & Services – 1.3%
16	Illumina, Inc.(a)	4,978
15	IQVIA Holdings, Inc.(a)	1,844
149	Thermo Fisher Scientific, Inc.	34,814

		41,636

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 1.7%
37	AGCO Corp.	$2,074
67	Caterpillar, Inc.	8,128
7	Cummins, Inc.	957
38	Deere & Co.	5,147
72	Flowserve Corp.	3,305
28	IDEX Corp.	3,551
4	Ingersoll-Rand PLC	384
49	ITT, Inc.	2,475
63	Kennametal, Inc.	2,233
39	Oshkosh Corp.	2,189
33	Parker Hannifin Corp.	5,004
11	Proto Labs, Inc.(a)	1,314
49	Terex Corp.	1,636
43	Toro Co. (The)	2,422
159	Watts Water Technologies, Inc., Series A	11,138
30	Xylem, Inc.	1,967

		53,924

	Media – 0.2%
3	Cable One, Inc.	2,687
13	CBS Corp., Class B	746
32	Discovery, Inc., Series C(a)	938
53	New York Times Co. (The), Class A	1,399
25	Omnicom Group, Inc.	1,858

		7,628

	Metals & Mining – 0.4%
89	Commercial Metals Co.	1,696
167	Newmont Mining Corp.	5,164
16	Nucor Corp.	946
38	Reliance Steel & Aluminum Co.	2,999
25	Royal Gold, Inc.	1,916

		12,721

	Multi-Utilities – 0.4%
91	Consolidated Edison, Inc.	6,916
17	DTE Energy Co.	1,911
24	Sempra Energy	2,643

		11,470

	Multiline Retail – 0.0%
11	Macy’s, Inc.	377

	Oil, Gas & Consumable Fuels – 1.3%
40	Apache Corp.	1,513
161	ConocoPhillips	11,254
165	Denbury Resources, Inc.(a)	569
62	Devon Energy Corp.	2,009
33	Energen Corp.(a)	2,375
30	EQT Corp.	1,019
72	Green Plains, Inc.	1,227

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
23	Hess Corp.	$1,320
98	Marathon Oil Corp.	1,861
68	Noble Energy, Inc.	1,690
109	Occidental Petroleum Corp.	7,311
65	ONEOK, Inc.	4,264
47	Valero Energy Corp.	4,281
47	World Fuel Services Corp.	1,504

		42,197

	Paper & Forest Products – 0.1%
37	Domtar Corp.	1,714
65	Louisiana-Pacific Corp.	1,415

		3,129

	Personal Products – 0.6%
51	Estee Lauder Cos., Inc. (The), Class A	7,010
5	Medifast, Inc.	1,058
209	Unilever NV	11,240

		19,308

	Pharmaceuticals – 1.6%
3	Allergan PLC	474
45	Bristol-Myers Squibb Co.	2,275
47	Catalent, Inc.(a)	1,896
37	Eli Lilly & Co.	4,012
26	Johnson & Johnson	3,640
85	Merck & Co., Inc.	6,257
501	Novo Nordisk AS, Sponsored ADR	21,633
26	Perrigo Co. PLC	1,828
204	Pfizer, Inc.	8,784
20	Supernus Pharmaceuticals, Inc.(a)	951

		51,750

	Professional Services – 0.3%
39	Exponent, Inc.	1,968
39	IHS Markit Ltd.(a)	2,049
15	Insperity, Inc.	1,648
40	Korn/Ferry International	1,806
24	ManpowerGroup, Inc.	1,831
32	Nielsen Holdings PLC	831
3	Verisk Analytics, Inc.(a)	359

		10,492

	Real Estate Management & Development – 0.1%
23	CBRE Group, Inc., Class A(a)	927
20	Jones Lang LaSalle, Inc.	2,645

		3,572

	REITs - Apartments – 0.4%
72	American Campus Communities, Inc.	2,845
5	AvalonBay Communities, Inc.	877

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
48	Camden Property Trust	$4,333
13	Equity Residential	844
11	Essex Property Trust, Inc.	2,759
3	Mid-America Apartment Communities, Inc.	293

		11,951

	REITs - Diversified – 0.3%
9	Crown Castle International Corp.	979
35	CyrusOne, Inc.	1,863
12	Digital Realty Trust, Inc.	1,239
4	Equinix, Inc.	1,515
104	Weyerhaeuser Co.	2,769

		8,365

	REITs - Health Care – 0.4%
48	HCP, Inc.	1,322
42	Ventas, Inc.	2,438
129	Welltower, Inc.	8,523

		12,283

	REITs - Hotels – 0.1%
140	Host Hotels & Resorts, Inc.	2,675

	REITs - Office Property – 0.4%
12	Boston Properties, Inc.	1,449
108	Corporate Office Properties Trust	2,791
123	Douglas Emmett, Inc.	4,451
55	Kilroy Realty Corp.	3,789

		12,480

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	310
16	Simon Property Group, Inc.	2,936

		3,246

	REITs - Single Tenant – 0.1%
163	Easterly Government Properties, Inc.	2,962

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.1%
89	Liberty Property Trust	3,726

	Road & Rail – 0.9%
32	Genesee & Wyoming, Inc., Class A(a)	2,535
39	Kansas City Southern	3,976
53	Norfolk Southern Corp.	8,895
32	Ryder System, Inc.	1,770
75	Union Pacific Corp.	10,967

		28,143

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.3%
14	Advanced Micro Devices, Inc.(a)	$255
59	Applied Materials, Inc.	1,940
40	ASML Holding NV, (Registered)	6,894
38	Brooks Automation, Inc.	1,179
22	Cabot Microelectronics Corp.	2,148
41	Cirrus Logic, Inc.(a)	1,535
114	First Solar, Inc.(a)	4,765
259	Intel Corp.	12,142
14	NVIDIA Corp.	2,952
29	QUALCOMM, Inc.	1,824
32	Silicon Laboratories, Inc.(a)	2,609
11	Texas Instruments, Inc.	1,021

		39,264

	Software – 2.4%
10	Adobe, Inc.(a)	2,458
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
29	Ellie Mae, Inc.(a)	1,922
11	Fair Isaac Corp.(a)	2,120
35	Fortinet, Inc.(a)	2,876
19	LogMeIn, Inc.	1,636
384	Microsoft Corp.	41,015
340	Oracle Corp.	16,605
29	PTC, Inc.(a)	2,390
21	Qualys, Inc.(a)	1,496
9	Ultimate Software Group, Inc. (The)(a)	2,400

		76,362

	Specialty Retail – 0.8%
25	Aaron’s, Inc.	1,178
72	American Eagle Outfitters, Inc.	1,660
27	Asbury Automotive Group, Inc.(a)	1,758
13	Best Buy Co., Inc.	912
13	Five Below, Inc.(a)	1,480
35	Home Depot, Inc. (The)	6,156
19	Lithia Motors, Inc., Class A	1,693
37	Lowe’s Cos., Inc.	3,523
21	Monro, Inc.	1,562
16	Signet Jewelers Ltd.	897
10	Tiffany & Co.	1,113
22	TJX Cos., Inc. (The)	2,417
27	Williams-Sonoma, Inc.	1,603

		25,952

	Technology Hardware, Storage & Peripherals – 0.9%
48	Apple, Inc.	10,505
425	Hewlett Packard Enterprise Co.	6,481
267	HP, Inc.	6,445
68	NCR Corp.(a)	1,826
35	NetApp, Inc.	2,747

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$282
11	Western Digital Corp.	474
27	Xerox Corp.	753

		29,513

	Textiles, Apparel & Luxury Goods – 0.3%
16	Deckers Outdoor Corp.(a)	2,035
16	Hanesbrands, Inc.	274
48	NIKE, Inc., Class B	3,602
4	PVH Corp.	483
63	Wolverine World Wide, Inc.	2,216

		8,610

	Thrifts & Mortgage Finance – 0.1%
235	New York Community Bancorp, Inc.	2,251

	Trading Companies & Distributors – 0.4%
82	Fastenal Co.	4,216
20	GATX Corp.	1,498
24	W.W. Grainger, Inc.	6,815

		12,529

	Water Utilities – 0.6%
189	American Water Works Co., Inc.	16,732
67	Aqua America, Inc.	2,180

		18,912

	Total Common Stocks (Identified Cost $1,685,360)	1,733,350

Exchange-Traded Funds – 14.8%
5,089	iShares® MSCI EAFE ETF	309,666
5,054	iShares® MSCI Emerging Markets ETF	155,259

	Total Exchange-Traded Funds (Identified Cost $474,421)	464,925

Affiliated Mutual Funds – 27.2%
17,087	Loomis Sayles Inflation Protected Securities Fund, Class N	170,359
18,558	Loomis Sayles Limited Term Government and Agency Fund, Class N	206,178
49,020	Mirova Global Green Bond Fund, Class N	481,380

	Total Affiliated Mutual Funds (Identified Cost $878,979)	857,917

	Total Investments – 97.1% (Identified Cost $3,038,760)	3,056,192
	Other assets less liabilities – 2.9%	92,164

	Net Assets – 100.0%	$3,148,356

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$154,804	$29,732	$7,058	$(171)	$(6,948)	$170,359	$3,836
Loomis Sayles Limited Term Government and Agency Fund, Class N	185,965	31,547	9,375	(203)	(1,756)	206,178	3,665
Mirova Global Green Bond Fund, Class N	462,498	79,159	56,255	(1,187)	(2,835)	481,380	7,635

	$803,267	$140,438	$72,688	$(1,561)	$(11,539)	$857,917	$15,136

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,733,350	$—	$—	$1,733,350
Exchange-Traded Funds	464,925	—	—	464,925
Affiliated Mutual Funds	857,917	—	—	857,917

Total	$3,056,192	$—	$—	$3,056,192

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	4.0%
Chemicals	3.3
IT Services	2.9
Insurance	2.8
Software	2.4
Health Care Equipment & Supplies	2.1
Interactive Media & Services	2.0
Other Investments, less than 2% each	35.6
Affiliated Mutual Funds*	27.2
Exchange-Traded Funds	14.8

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	69.9%
Fixed Income	27.2

Total Investments	97.1
Other assets less liabilities	2.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks – 61.5% of Net Assets
	Aerospace & Defense – 0.5%
12	Arconic, Inc.	$244
21	Axon Enterprise, Inc.(a)	1,296
33	Moog, Inc., Class A	2,361
7	Raytheon Co.	1,225
16	Teledyne Technologies, Inc.(a)	3,541
69	United Technologies Corp.	8,571

		17,238

	Air Freight & Logistics – 0.3%
83	United Parcel Service, Inc., Class B	8,843

	Auto Components – 0.7%
138	American Axle & Manufacturing Holdings, Inc.(a)	2,094
203	Aptiv PLC	15,590
330	Valeo S.A., Sponsored ADR	5,330
29	Visteon Corp.(a)	2,292

		25,306

	Automobiles – 0.8%
833	Byd Co. Ltd., ADR	10,688
162	Toyota Motor Corp., Sponsored ADR	18,962

		29,650

	Banks – 4.5%
85	Ameris Bancorp	3,646
152	BancorpSouth Bank	4,362
214	BB&T Corp.	10,520
308	Citizens Financial Group, Inc.	11,504
116	Columbia Banking System, Inc.	4,302
18	Comerica, Inc.	1,468
293	CVB Financial Corp.	6,402
265	Fulton Financial Corp.	4,243
295	Huntington Bancshares, Inc.	4,227
135	International Bancshares Corp.	5,225
625	KBC Group NV, Sponsored ADR	21,512
496	KeyCorp	9,007
39	M&T Bank Corp.	6,451
822	People’s United Financial, Inc.	12,873
130	PNC Financial Services Group, Inc. (The)	16,704
245	Regions Financial Corp.	4,158
103	Signature Bank	11,320
209	Trustmark Corp.	6,437
73	Westamerica Bancorporation	4,249
56	Wintrust Financial Corp.	4,264
145	Zions Bancorp N.A.	6,822

		159,696

	Beverages – 0.8%
111	Brown-Forman Corp., Class B	5,144

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
318	Coca-Cola Co. (The)	$15,226
78	PepsiCo, Inc.	8,765

		29,135

	Biotechnology – 1.1%
27	AbbVie, Inc.	2,102
63	Amgen, Inc.	12,146
8	Biogen, Inc.(a)	2,434
297	Gilead Sciences, Inc.	20,250
10	Ligand Pharmaceuticals, Inc.(a)	1,648
38	Repligen Corp.(a)	2,060

		40,640

	Building Products – 0.8%
279	A.O. Smith Corp.	12,703
372	Johnson Controls International PLC	11,893
22	Lennox International, Inc.	4,639

		29,235

	Capital Markets – 1.8%
6	Affiliated Managers Group, Inc.	682
20	Ameriprise Financial, Inc.	2,545
242	Bank of New York Mellon Corp. (The)	11,454
21	BlackRock, Inc.	8,640
42	Charles Schwab Corp. (The)	1,942
32	CME Group, Inc.	5,864
17	FactSet Research Systems, Inc.	3,804
131	Franklin Resources, Inc.	3,995
29	Intercontinental Exchange, Inc.	2,234
54	Invesco Ltd.	1,172
108	Janus Henderson Group PLC	2,654
113	Legg Mason, Inc.	3,189
16	Moody’s Corp.	2,328
90	Northern Trust Corp.	8,466
14	S&P Global, Inc.	2,552
67	State Street Corp.	4,606

		66,127

	Chemicals – 3.7%
21	Air Products & Chemicals, Inc.	3,241
242	Chr. Hansen Holding AS, Sponsored ADR	12,214
284	Ecolab, Inc.	43,495
59	HB Fuller Co.	2,623
42	Innospec, Inc.	2,811
67	International Flavors & Fragrances, Inc.	9,692
82	Linde PLC	13,569
50	Minerals Technologies, Inc.	2,737
209	Novozymes AS, Sponsored ADR	10,294
29	Stepan Co.	2,395
1,352	Symrise AG, Sponsored ADR	28,257

		131,328

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
53	Healthcare Services Group, Inc.	$2,151
30	MSA Safety, Inc.	3,133
44	Tetra Tech, Inc.	2,906
56	Waste Management, Inc.	5,011

		13,201

	Communications Equipment – 0.6%
71	Ciena Corp.(a)	2,220
264	Cisco Systems, Inc.	12,078
38	InterDigital, Inc.	2,696
24	Lumentum Holdings, Inc.(a)	1,312
22	Motorola Solutions, Inc.	2,696

		21,002

	Construction & Engineering – 0.2%
136	AECOM(a)	3,963
72	Fluor Corp.	3,158

		7,121

	Consumer Finance – 0.2%
65	American Express Co.	6,678
133	Navient Corp.	1,540

		8,218

	Containers & Packaging – 0.3%
123	Ball Corp.	5,510
16	Crown Holdings, Inc.(a)	677
76	International Paper Co.	3,447
119	Owens-Illinois, Inc.(a)	1,865

		11,499

	Distributors – 0.3%
61	Genuine Parts Co.	5,973
20	Pool Corp.	2,915

		8,888

	Diversified Consumer Services – 0.1%
90	Service Corp. International	3,732

	Diversified Telecommunication Services – 0.4%
176	AT&T, Inc.	5,400
233	CenturyLink, Inc.	4,809
94	Verizon Communications, Inc.	5,366

		15,575

	Electric Utilities – 1.2%
195	American Electric Power Co., Inc.	14,305
28	Edison International	1,943
33	Eversource Energy	2,088
40	IDACORP, Inc.	3,730

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
125	NextEra Energy, Inc.	$21,563

		43,629

	Electrical Equipment – 1.9%
103	Acuity Brands, Inc.	12,941
455	Eaton Corp. PLC	32,610
27	Hubbell, Inc.	2,746
901	Vestas Wind Systems AS, Sponsored ADR	18,736

		67,033

	Electronic Equipment, Instruments & Components – 0.7%
76	Avnet, Inc.	3,045
32	Belden, Inc.	1,730
59	Cognex Corp.	2,528
10	Coherent, Inc.(a)	1,231
60	Keysight Technologies, Inc.(a)	3,425
15	Littelfuse, Inc.	2,717
15	Rogers Corp.(a)	1,846
29	TE Connectivity Ltd.	2,187
92	Trimble, Inc.(a)	3,439
19	Zebra Technologies Corp., Class A(a)	3,160

		25,308

	Energy Equipment & Services – 0.6%
46	Apergy Corp.(a)	1,794
37	Baker Hughes, a GE Co.	987
86	C&J Energy Services, Inc.(a)	1,615
25	Core Laboratories NV	2,131
80	McDermott International, Inc.(a)	618
47	National Oilwell Varco, Inc.	1,730
79	Oceaneering International, Inc.(a)	1,496
70	Oil States International, Inc.(a)	1,559
191	Schlumberger Ltd.	9,800
39	TechnipFMC PLC	1,026

		22,756

	Entertainment – 1.0%
65	Cinemark Holdings, Inc.	2,702
12	Netflix, Inc.(a)	3,621
57	Twenty-First Century Fox, Inc., Class B	2,575
19	Twenty-First Century Fox, Inc., Class A	865
230	Walt Disney Co. (The)	26,411

		36,174

	Food & Staples Retailing – 0.3%
137	Kroger Co. (The)	4,077
28	Sysco Corp.	1,997
49	Walgreens Boots Alliance, Inc.	3,909

		9,983

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.1%
111	Campbell Soup Co.	$4,152
732	Danone S.A., Sponsored ADR	10,358
38	General Mills, Inc.	1,664
78	Hain Celestial Group, Inc. (The)(a)	1,941
4	Hershey Co. (The)	429
17	Hormel Foods Corp.	742
27	Ingredion, Inc.	2,732
24	J.M. Smucker Co. (The)	2,600
60	Kellogg Co.	3,929
118	Kraft Heinz Co. (The)	6,486
41	Lamb Weston Holdings, Inc.	3,204
14	Mondelez International, Inc., Class A	588

		38,825

	Gas Utilities – 0.3%
81	New Jersey Resources Corp.	3,653
46	ONE Gas, Inc.	3,630
89	South Jersey Industries, Inc.	2,629

		9,912

	Health Care Equipment & Supplies – 2.3%
726	Coloplast AS, Sponsored ADR	6,763
274	Danaher Corp.	27,235
18	DENTSPLY SIRONA, Inc.	623
363	EssilorLuxottica S.A., Sponsored ADR	24,789
42	Globus Medical, Inc.(a)	2,220
22	Haemonetics Corp.(a)	2,298
20	LivaNova PLC(a)	2,240
44	Medtronic PLC	3,952
144	Meridian Bioscience, Inc.	2,334
32	Merit Medical Systems, Inc.(a)	1,828
44	STERIS PLC	4,810
29	West Pharmaceutical Services, Inc.	3,072

		82,164

	Health Care Providers & Services – 2.0%
44	Acadia Healthcare Co., Inc.(a)	1,826
14	Aetna, Inc.	2,778
14	Amedisys, Inc.(a)	1,540
7	Anthem, Inc.	1,929
10	Chemed Corp.	3,043
12	Cigna Corp.	2,566
59	CVS Health Corp.	4,271
37	DaVita, Inc.(a)	2,492
38	Encompass Health Corp.	2,557
16	Express Scripts Holding Co.(a)	1,551
429	Fresenius SE & Co. KGaA, Sponsored ADR	6,819
52	HCA Healthcare, Inc.	6,943
23	Henry Schein, Inc.(a)	1,909
34	Humana, Inc.	10,894
23	Laboratory Corp. of America Holdings(a)	3,693

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
45	MEDNAX, Inc.(a)	$1,858
71	Patterson Cos., Inc.	1,603
38	Quest Diagnostics, Inc.	3,576
42	UnitedHealth Group, Inc.	10,977

		72,825

	Health Care Technology – 0.1%
152	Allscripts Healthcare Solutions, Inc.(a)	1,810
35	Medidata Solutions, Inc.(a)	2,461

		4,271

	Hotels, Restaurants & Leisure – 0.6%
41	Dunkin’ Brands Group, Inc.	2,975
25	Jack in the Box, Inc.	1,973
26	Marriott Vacations Worldwide Corp.	2,301
7	McDonald’s Corp.	1,238
141	MGM Resorts International	3,762
40	Six Flags Entertainment Corp.	2,154
82	Starbucks Corp.	4,778
152	Wendy’s Co. (The)	2,621

		21,802

	Household Durables – 0.6%
121	KB Home	2,416
91	Meritage Homes Corp.(a)	3,390
811	Sekisui House Ltd., Sponsored ADR	11,914
57	Tupperware Brands Corp.	2,001
3	Whirlpool Corp.	329

		20,050

	Household Products – 0.8%
8	Church & Dwight Co., Inc.	475
21	Clorox Co. (The)	3,117
73	Colgate-Palmolive Co.	4,347
220	Procter & Gamble Co. (The)	19,510

		27,449

	Independent Power & Renewable Electricity Producers – 0.5%
127	AES Corp. (The)	1,851
177	Ormat Technologies, Inc.	9,057
416	Pattern Energy Group, Inc.	7,455

		18,363

	Industrial Conglomerates – 0.6%
79	Roper Technologies, Inc.	22,349

	Industrial Other – 0.0%
39	Iron Mountain, Inc.	1,194

	Insurance – 3.1%
17	Aflac, Inc.	732
741	AIA Group Ltd., Sponsored ADR	22,356

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
402	Allianz SE, Sponsored ADR	$8,354
60	Allstate Corp. (The)	5,743
54	Aspen Insurance Holdings Ltd.	2,262
106	Chubb Ltd.	13,240
70	First American Financial Corp.	3,103
56	Hartford Financial Services Group, Inc. (The)	2,544
721	Legal & General Group PLC, Sponsored ADR	11,558
34	Lincoln National Corp.	2,046
44	Marsh & McLennan Cos., Inc.	3,729
56	MetLife, Inc.	2,307
126	Prudential Financial, Inc.	11,816
359	Prudential PLC, Sponsored ADR	14,299
49	Travelers Cos., Inc. (The)	6,131

		110,220

	Interactive Media & Services – 2.2%
45	Alphabet, Inc., Class A(a)	49,076
3	Alphabet, Inc., Class C(a)	3,230
183	Facebook, Inc., Class A(a)	27,778
7	TripAdvisor, Inc.(a)	365

		80,449

	Internet & Direct Marketing Retail – 0.9%
17	Amazon.com, Inc.(a)	27,166
3	Booking Holdings, Inc.(a)	5,624
39	eBay, Inc.(a)	1,132

		33,922

	IT Services – 3.3%
58	Accenture PLC, Class A	9,142
7	Akamai Technologies, Inc.(a)	506
23	Cognizant Technology Solutions Corp., Class A	1,588
31	International Business Machines Corp.	3,578
34	Jack Henry & Associates, Inc.	5,094
55	Leidos Holdings, Inc.	3,563
236	MasterCard, Inc., Class A	46,650
41	PayPal Holdings, Inc.(a)	3,452
107	Sabre Corp.	2,637
261	Visa, Inc., Class A	35,979
101	Western Union Co. (The)	1,822
21	WEX, Inc.(a)	3,695

		117,706

	Leisure Products – 0.1%
93	Callaway Golf Co.	1,990

	Life Sciences Tools & Services – 1.5%
20	Illumina, Inc.(a)	6,223
18	IQVIA Holdings, Inc.(a)	2,213
186	Thermo Fisher Scientific, Inc.	43,459

		51,895

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 1.9%
51	AGCO Corp.	$2,858
85	Caterpillar, Inc.	10,312
8	Cummins, Inc.	1,093
49	Deere & Co.	6,636
91	Flowserve Corp.	4,177
38	IDEX Corp.	4,819
5	Ingersoll-Rand PLC	480
68	ITT, Inc.	3,434
86	Kennametal, Inc.	3,049
54	Oshkosh Corp.	3,032
36	Parker Hannifin Corp.	5,459
15	Proto Labs, Inc.(a)	1,792
67	Terex Corp.	2,237
59	Toro Co. (The)	3,323
199	Watts Water Technologies, Inc., Series A	13,940
48	Xylem, Inc.	3,148

		69,789

	Media – 0.3%
3	Cable One, Inc.	2,687
14	CBS Corp., Class B	803
40	Discovery, Inc., Series C(a)	1,173
73	New York Times Co. (The), Class A	1,927
31	Omnicom Group, Inc.	2,304

		8,894

	Metals & Mining – 0.5%
122	Commercial Metals Co.	2,325
207	Newmont Mining Corp.	6,401
19	Nucor Corp.	1,123
52	Reliance Steel & Aluminum Co.	4,104
34	Royal Gold, Inc.	2,605

		16,558

	Multi-Utilities – 0.4%
114	Consolidated Edison, Inc.	8,664
21	DTE Energy Co.	2,360
30	Sempra Energy	3,304

		14,328

	Multiline Retail – 0.0%
12	Macy’s, Inc.	412

	Oil, Gas & Consumable Fuels – 1.5%
50	Apache Corp.	1,891
203	ConocoPhillips	14,190
225	Denbury Resources, Inc.(a)	776
78	Devon Energy Corp.	2,527
45	Energen Corp.(a)	3,239
37	EQT Corp.	1,257
99	Green Plains, Inc.	1,687

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
29	Hess Corp.	$1,665
124	Marathon Oil Corp.	2,355
86	Noble Energy, Inc.	2,137
137	Occidental Petroleum Corp.	9,188
81	ONEOK, Inc.	5,314
59	Valero Energy Corp.	5,374
65	World Fuel Services Corp.	2,080

		53,680

	Paper & Forest Products – 0.1%
51	Domtar Corp.	2,362
90	Louisiana-Pacific Corp.	1,959

		4,321

	Personal Products – 0.7%
63	Estee Lauder Cos., Inc. (The), Class A	8,659
7	Medifast, Inc.	1,482
262	Unilever NV	14,090

		24,231

	Pharmaceuticals – 1.8%
3	Allergan PLC	474
56	Bristol-Myers Squibb Co.	2,830
65	Catalent, Inc.(a)	2,622
46	Eli Lilly & Co.	4,988
32	Johnson & Johnson	4,480
104	Merck & Co., Inc.	7,655
628	Novo Nordisk AS, Sponsored ADR	27,117
32	Perrigo Co. PLC	2,250
250	Pfizer, Inc.	10,765
28	Supernus Pharmaceuticals, Inc.(a)	1,332

		64,513

	Professional Services – 0.4%
54	Exponent, Inc.	2,725
52	IHS Markit Ltd.(a)	2,731
20	Insperity, Inc.	2,197
55	Korn/Ferry International	2,483
33	ManpowerGroup, Inc.	2,518
38	Nielsen Holdings PLC	987
3	Verisk Analytics, Inc.(a)	359

		14,000

	Real Estate Management & Development – 0.1%
26	CBRE Group, Inc., Class A(a)	1,048
28	Jones Lang LaSalle, Inc.	3,703

		4,751

	REITs - Apartments – 0.4%
99	American Campus Communities, Inc.	3,911
5	AvalonBay Communities, Inc.	877

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
66	Camden Property Trust	$5,958
18	Equity Residential	1,169
13	Essex Property Trust, Inc.	3,260
4	Mid-America Apartment Communities, Inc.	391

		15,566

	REITs - Diversified – 0.3%
19	Crown Castle International Corp.	2,066
48	CyrusOne, Inc.	2,555
13	Digital Realty Trust, Inc.	1,342
4	Equinix, Inc.	1,515
128	Weyerhaeuser Co.	3,409

		10,887

	REITs - Health Care – 0.4%
73	HCP, Inc.	2,011
53	Ventas, Inc.	3,076
158	Welltower, Inc.	10,439

		15,526

	REITs - Hotels – 0.1%
176	Host Hotels & Resorts, Inc.	3,363

	REITs - Office Property – 0.5%
18	Boston Properties, Inc.	2,174
148	Corporate Office Properties Trust	3,824
168	Douglas Emmett, Inc.	6,080
75	Kilroy Realty Corp.	5,166

		17,244

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	361
20	Simon Property Group, Inc.	3,671

		4,032

	REITs - Single Tenant – 0.1%
224	Easterly Government Properties, Inc.	4,070

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.1%
122	Liberty Property Trust	5,108

	Road & Rail – 1.0%
43	Genesee & Wyoming, Inc., Class A(a)	3,407
49	Kansas City Southern	4,996
68	Norfolk Southern Corp.	11,413
43	Ryder System, Inc.	2,378
95	Union Pacific Corp.	13,891

		36,085

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.4%
15	Advanced Micro Devices, Inc.(a)	$273
73	Applied Materials, Inc.	2,400
51	ASML Holding NV, (Registered)	8,791
53	Brooks Automation, Inc.	1,645
31	Cabot Microelectronics Corp.	3,026
57	Cirrus Logic, Inc.(a)	2,134
140	First Solar, Inc.(a)	5,852
323	Intel Corp.	15,142
17	NVIDIA Corp.	3,584
36	QUALCOMM, Inc.	2,264
44	Silicon Laboratories, Inc.(a)	3,588
22	Texas Instruments, Inc.	2,042

		50,741

	Software – 2.7%
13	Adobe, Inc.(a)	3,195
9	Autodesk, Inc.(a)	1,163
5	Citrix Systems, Inc.(a)	512
36	Ellie Mae, Inc.(a)	2,386
15	Fair Isaac Corp.(a)	2,891
48	Fortinet, Inc.(a)	3,945
26	LogMeIn, Inc.	2,239
478	Microsoft Corp.	51,055
424	Oracle Corp.	20,708
40	PTC, Inc.(a)	3,296
29	Qualys, Inc.(a)	2,066
12	Ultimate Software Group, Inc. (The)(a)	3,200

		96,656

	Specialty Retail – 0.9%
34	Aaron’s, Inc.	1,602
99	American Eagle Outfitters, Inc.	2,283
37	Asbury Automotive Group, Inc.(a)	2,409
21	Best Buy Co., Inc.	1,473
18	Five Below, Inc.(a)	2,049
37	Home Depot, Inc. (The)	6,508
26	Lithia Motors, Inc., Class A	2,316
47	Lowe’s Cos., Inc.	4,475
28	Monro, Inc.	2,083
22	Signet Jewelers Ltd.	1,233
15	Tiffany & Co.	1,670
28	TJX Cos., Inc. (The)	3,077
37	Williams-Sonoma, Inc.	2,197

		33,375

	Technology Hardware, Storage & Peripherals – 1.0%
59	Apple, Inc.	12,913
529	Hewlett Packard Enterprise Co.	8,067
333	HP, Inc.	8,039
94	NCR Corp.(a)	2,524
42	NetApp, Inc.	3,296

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
8	Seagate Technology PLC	$322
13	Western Digital Corp.	560
38	Xerox Corp.	1,059

		36,780

	Textiles, Apparel & Luxury Goods – 0.3%
22	Deckers Outdoor Corp.(a)	2,798
26	Hanesbrands, Inc.	446
59	NIKE, Inc., Class B	4,427
7	PVH Corp.	845
86	Wolverine World Wide, Inc.	3,025

		11,541

	Thrifts & Mortgage Finance – 0.1%
323	New York Community Bancorp, Inc.	3,094

	Trading Companies & Distributors – 0.5%
101	Fastenal Co.	5,193
28	GATX Corp.	2,098
31	W.W. Grainger, Inc.	8,803

		16,094

	Water Utilities – 0.7%
234	American Water Works Co., Inc.	20,716
91	Aqua America, Inc.	2,960

		23,676

	Total Common Stocks (Identified Cost $2,186,046)	2,206,634

Exchange-Traded Funds – 16.7%
6,393	iShares® MSCI EAFE ETF	389,014
6,926	iShares® MSCI Emerging Markets ETF	212,767

	Total Exchange-Traded Funds (Identified Cost $614,039)	601,781

Affiliated Mutual Funds – 18.6%
15,628	Loomis Sayles Inflation Protected Securities Fund, Class N	155,814
14,151	Loomis Sayles Limited Term Government and Agency Fund, Class N	157,215
36,097	Mirova Global Green Bond Fund, Class N	354,469

	Total Affiliated Mutual Funds (Identified Cost $684,188)	667,498

	Total Investments – 96.8% (Identified Cost $3,484,273)	3,475,913
	Other assets less liabilities – 3.2%	114,281

	Net Assets – 100.0%	$3,590,194

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$127,462	$40,211	$5,499	$(126)	$(6,234)	$155,814	$3,274
Loomis Sayles Limited Term Government and Agency Fund, Class N	127,580	37,119	6,057	(128)	(1,299)	157,215	2,603
Mirova Global Green Bond Fund, Class N	317,400	93,591	53,241	(1,142)	(2,139)	354,469	5,372

	$572,442	$170,921	$64,797	$(1,396)	$(9,672)	$667,498	$11,249

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,206,634	$—	$—	$2,206,634
Exchange-Traded Funds	601,781	—	—	601,781
Affiliated Mutual Funds	667,498	—	—	667,498

Total	$3,475,913	$—	$—	$3,475,913

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	4.5%
Chemicals	3.7
IT Services	3.3
Insurance	3.1
Software	2.7
Health Care Equipment & Supplies	2.3
Interactive Media & Services	2.2
Health Care Providers & Services	2.0
Other Investments, less than 2% each	37.7
Affiliated Mutual Funds*	18.6
Exchange-Traded Funds	16.7

Total Investments	96.8
Other assets less liabilities	3.2

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset	Allocation Summary at October 31, 2018 (Unaudited)

Equity	78.2%
Fixed Income	18.6

Total Investments	96.8
Other assets less liabilities	3.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 65.5% of Net Assets
	Aerospace & Defense – 0.5%
14	Arconic, Inc.	$285
22	Axon Enterprise, Inc.(a)	1,358
32	Moog, Inc., Class A	2,290
7	Raytheon Co.	1,225
16	Teledyne Technologies, Inc.(a)	3,540
67	United Technologies Corp.	8,322

		17,020

	Air Freight & Logistics – 0.2%
74	United Parcel Service, Inc., Class B	7,884

	Auto Components – 0.7%
136	American Axle & Manufacturing Holdings, Inc.(a)	2,063
190	Aptiv PLC	14,592
309	Valeo S.A., Sponsored ADR	4,991
29	Visteon Corp.(a)	2,292

		23,938

	Automobiles – 0.9%
779	Byd Co. Ltd., ADR	9,995
151	Toyota Motor Corp., Sponsored ADR	17,674

		27,669

	Banks – 4.8%
83	Ameris Bancorp	3,560
149	BancorpSouth Bank	4,276
208	BB&T Corp.	10,225
299	Citizens Financial Group, Inc.	11,168
113	Columbia Banking System, Inc.	4,191
17	Comerica, Inc.	1,386
287	CVB Financial Corp.	6,271
260	Fulton Financial Corp.	4,163
286	Huntington Bancshares, Inc.	4,098
132	International Bancshares Corp.	5,108
585	KBC Group NV, Sponsored ADR	20,136
481	KeyCorp	8,735
38	M&T Bank Corp.	6,286
796	People’s United Financial, Inc.	12,465
126	PNC Financial Services Group, Inc. (The)	16,190
238	Regions Financial Corp.	4,039
97	Signature Bank	10,660
204	Trustmark Corp.	6,283
71	Westamerica Bancorporation	4,133
54	Wintrust Financial Corp.	4,112
140	Zions Bancorp N.A.	6,587

		154,072

	Beverages – 0.9%
108	Brown-Forman Corp., Class B	5,005

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
308	Coca-Cola Co. (The)	$14,747
75	PepsiCo, Inc.	8,428

		28,180

	Biotechnology – 1.2%
26	AbbVie, Inc.	2,024
60	Amgen, Inc.	11,568
8	Biogen, Inc.(a)	2,434
283	Gilead Sciences, Inc.	19,295
10	Ligand Pharmaceuticals, Inc.(a)	1,648
37	Repligen Corp.(a)	2,006

		38,975

	Building Products – 0.9%
261	A.O. Smith Corp.	11,883
359	Johnson Controls International PLC	11,477
21	Lennox International, Inc.	4,429

		27,789

	Capital Markets – 2.0%
6	Affiliated Managers Group, Inc.	682
19	Ameriprise Financial, Inc.	2,418
236	Bank of New York Mellon Corp. (The)	11,170
23	BlackRock, Inc.	9,463
26	Charles Schwab Corp. (The)	1,202
31	CME Group, Inc.	5,680
16	FactSet Research Systems, Inc.	3,580
130	Franklin Resources, Inc.	3,965
18	Intercontinental Exchange, Inc.	1,387
59	Invesco Ltd.	1,281
106	Janus Henderson Group PLC	2,604
110	Legg Mason, Inc.	3,104
15	Moody’s Corp.	2,182
79	Northern Trust Corp.	7,432
13	S&P Global, Inc.	2,370
80	State Street Corp.	5,500

		64,020

	Chemicals – 3.8%
20	Air Products & Chemicals, Inc.	3,087
227	Chr. Hansen Holding AS, Sponsored ADR	11,457
269	Ecolab, Inc.	41,197
58	HB Fuller Co.	2,579
41	Innospec, Inc.	2,744
62	International Flavors & Fragrances, Inc.	8,969
79	Linde PLC	13,072
49	Minerals Technologies, Inc.	2,683
195	Novozymes AS, Sponsored ADR	9,605
28	Stepan Co.	2,312
1,264	Symrise AG, Sponsored ADR	26,417

		124,122

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
52	Healthcare Services Group, Inc.	$2,111
29	MSA Safety, Inc.	3,029
43	Tetra Tech, Inc.	2,840
54	Waste Management, Inc.	4,831

		12,811

	Communications Equipment – 0.6%
70	Ciena Corp.(a)	2,188
256	Cisco Systems, Inc.	11,712
37	InterDigital, Inc.	2,625
23	Lumentum Holdings, Inc.(a)	1,257
21	Motorola Solutions, Inc.	2,574

		20,356

	Construction & Engineering – 0.2%
133	AECOM(a)	3,876
70	Fluor Corp.	3,070

		6,946

	Consumer Finance – 0.2%
63	American Express Co.	6,472
83	Navient Corp.	961

		7,433

	Containers & Packaging – 0.3%
102	Ball Corp.	4,570
21	Crown Holdings, Inc.(a)	888
74	International Paper Co.	3,357
117	Owens-Illinois, Inc.(a)	1,833

		10,648

	Distributors – 0.3%
59	Genuine Parts Co.	5,777
20	Pool Corp.	2,915

		8,692

	Diversified Consumer Services – 0.1%
88	Service Corp. International	3,649

	Diversified Telecommunication Services – 0.5%
171	AT&T, Inc.	5,247
227	CenturyLink, Inc.	4,685
91	Verizon Communications, Inc.	5,195

		15,127

	Electric Utilities – 1.3%
190	American Electric Power Co., Inc.	13,938
27	Edison International	1,874
32	Eversource Energy	2,024
39	IDACORP, Inc.	3,637

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
117	NextEra Energy, Inc.	$20,183

		41,656

	Electrical Equipment – 2.0%
97	Acuity Brands, Inc.	12,187
427	Eaton Corp. PLC	30,603
27	Hubbell, Inc.	2,746
843	Vestas Wind Systems AS, Sponsored ADR	17,530

		63,066

	Electronic Equipment, Instruments & Components – 0.8%
74	Avnet, Inc.	2,965
31	Belden, Inc.	1,675
58	Cognex Corp.	2,485
10	Coherent, Inc.(a)	1,231
58	Keysight Technologies, Inc.(a)	3,311
15	Littelfuse, Inc.	2,717
14	Rogers Corp.(a)	1,723
28	TE Connectivity Ltd.	2,112
90	Trimble, Inc.(a)	3,364
19	Zebra Technologies Corp., Class A(a)	3,160

		24,743

	Energy Equipment & Services – 0.7%
46	Apergy Corp.(a)	1,794
36	Baker Hughes, a GE Co.	961
85	C&J Energy Services, Inc.(a)	1,596
24	Core Laboratories NV	2,046
79	McDermott International, Inc.(a)	611
46	National Oilwell Varco, Inc.	1,693
78	Oceaneering International, Inc.(a)	1,477
69	Oil States International, Inc.(a)	1,537
185	Schlumberger Ltd.	9,492
38	TechnipFMC PLC	999

		22,206

	Entertainment – 1.1%
64	Cinemark Holdings, Inc.	2,660
11	Netflix, Inc.(a)	3,320
19	Twenty-First Century Fox, Inc., Class A	865
56	Twenty-First Century Fox, Inc., Class B	2,530
222	Walt Disney Co. (The)	25,492

		34,867

	Food & Staples Retailing – 0.3%
136	Kroger Co. (The)	4,048
31	Sysco Corp.	2,211
47	Walgreens Boots Alliance, Inc.	3,749

		10,008

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.2%
107	Campbell Soup Co.	$4,003
684	Danone S.A., Sponsored ADR	9,678
37	General Mills, Inc.	1,621
77	Hain Celestial Group, Inc. (The)(a)	1,916
5	Hershey Co. (The)	536
20	Hormel Foods Corp.	873
26	Ingredion, Inc.	2,631
23	J.M. Smucker Co. (The)	2,491
55	Kellogg Co.	3,601
115	Kraft Heinz Co. (The)	6,321
40	Lamb Weston Holdings, Inc.	3,126
16	Mondelez International, Inc., Class A	672

		37,469

	Gas Utilities – 0.3%
79	New Jersey Resources Corp.	3,563
45	ONE Gas, Inc.	3,551
87	South Jersey Industries, Inc.	2,570

		9,684

	Health Care Equipment & Supplies – 2.4%
679	Coloplast AS, Sponsored ADR	6,325
257	Danaher Corp.	25,546
25	DENTSPLY SIRONA, Inc.	866
340	EssilorLuxottica S.A., Sponsored ADR	23,218
41	Globus Medical, Inc.(a)	2,167
21	Haemonetics Corp.(a)	2,194
20	LivaNova PLC(a)	2,240
42	Medtronic PLC	3,772
142	Meridian Bioscience, Inc.	2,302
31	Merit Medical Systems, Inc.(a)	1,771
43	STERIS PLC	4,700
28	West Pharmaceutical Services, Inc.	2,966

		78,067

	Health Care Providers & Services – 2.2%
43	Acadia Healthcare Co., Inc.(a)	1,785
13	Aetna, Inc.	2,579
14	Amedisys, Inc.(a)	1,540
10	Anthem, Inc.	2,756
10	Chemed Corp.	3,043
11	Cigna Corp.	2,352
57	CVS Health Corp.	4,126
36	DaVita, Inc.(a)	2,424
38	Encompass Health Corp.	2,558
23	Express Scripts Holding Co.(a)	2,230
401	Fresenius SE & Co. KGaA, Sponsored ADR	6,374
49	HCA Healthcare, Inc.	6,543
22	Henry Schein, Inc.(a)	1,826
35	Humana, Inc.	11,214
22	Laboratory Corp. of America Holdings(a)	3,532

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
44	MEDNAX, Inc.(a)	$1,817
70	Patterson Cos., Inc.	1,581
37	Quest Diagnostics, Inc.	3,482
41	UnitedHealth Group, Inc.	10,715

		72,477

	Health Care Technology – 0.1%
150	Allscripts Healthcare Solutions, Inc.(a)	1,787
34	Medidata Solutions, Inc.(a)	2,390

		4,177

	Hotels, Restaurants & Leisure – 0.7%
40	Dunkin’ Brands Group, Inc.	2,902
24	Jack in the Box, Inc.	1,894
26	Marriott Vacations Worldwide Corp.	2,301
7	McDonald’s Corp.	1,238
137	MGM Resorts International	3,655
39	Six Flags Entertainment Corp.	2,101
80	Starbucks Corp.	4,662
149	Wendy’s Co. (The)	2,569

		21,322

	Household Durables – 0.6%
119	KB Home	2,376
90	Meritage Homes Corp.(a)	3,353
759	Sekisui House Ltd., Sponsored ADR	11,150
56	Tupperware Brands Corp.	1,966
3	Whirlpool Corp.	329

		19,174

	Household Products – 0.8%
9	Church & Dwight Co., Inc.	534
20	Clorox Co. (The)	2,969
72	Colgate-Palmolive Co.	4,288
213	Procter & Gamble Co. (The)	18,889

		26,680

	Independent Power & Renewable Electricity Producers – 0.6%
124	AES Corp. (The)	1,808
171	Ormat Technologies, Inc.	8,750
403	Pattern Energy Group, Inc.	7,222

		17,780

	Industrial Conglomerates – 0.6%
74	Roper Technologies, Inc.	20,935

	Industrial Other – 0.0%
38	Iron Mountain, Inc.	1,163

	Insurance – 3.2%
19	Aflac, Inc.	818
693	AIA Group Ltd., Sponsored ADR	20,908

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
376	Allianz SE, Sponsored ADR	$7,813
58	Allstate Corp. (The)	5,552
52	Aspen Insurance Holdings Ltd.	2,178
103	Chubb Ltd.	12,866
69	First American Financial Corp.	3,059
54	Hartford Financial Services Group, Inc. (The)	2,453
674	Legal & General Group PLC, Sponsored ADR	10,804
33	Lincoln National Corp.	1,986
43	Marsh & McLennan Cos., Inc.	3,644
54	MetLife, Inc.	2,224
122	Prudential Financial, Inc.	11,441
336	Prudential PLC, Sponsored ADR	13,383
47	Travelers Cos., Inc. (The)	5,881

		105,010

	Interactive Media & Services – 2.3%
3	Alphabet, Inc., Class C(a)	3,230
42	Alphabet, Inc., Class A(a)	45,804
173	Facebook, Inc., Class A(a)	26,260
8	TripAdvisor, Inc.(a)	417

		75,711

	Internet & Direct Marketing Retail – 1.1%
17	Amazon.com, Inc.(a)	27,166
3	Booking Holdings, Inc.(a)	5,624
39	eBay, Inc.(a)	1,132

		33,922

	IT Services – 3.5%
56	Accenture PLC, Class A	8,827
8	Akamai Technologies, Inc.(a)	578
25	Cognizant Technology Solutions Corp., Class A	1,726
29	International Business Machines Corp.	3,348
33	Jack Henry & Associates, Inc.	4,944
54	Leidos Holdings, Inc.	3,498
222	MasterCard, Inc., Class A	43,883
39	PayPal Holdings, Inc.(a)	3,283
105	Sabre Corp.	2,588
247	Visa, Inc., Class A	34,049
97	Western Union Co. (The)	1,750
20	WEX, Inc.(a)	3,519

		111,993

	Leisure Products – 0.1%
92	Callaway Golf Co.	1,969

	Life Sciences Tools & Services – 1.5%
19	Illumina, Inc.(a)	5,912
17	IQVIA Holdings, Inc.(a)	2,090
175	Thermo Fisher Scientific, Inc.	40,888

		48,890

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.1%
50	AGCO Corp.	$2,802
82	Caterpillar, Inc.	9,948
10	Cummins, Inc.	1,367
47	Deere & Co.	6,366
88	Flowserve Corp.	4,039
37	IDEX Corp.	4,692
5	Ingersoll-Rand PLC	480
66	ITT, Inc.	3,333
84	Kennametal, Inc.	2,978
52	Oshkosh Corp.	2,919
40	Parker Hannifin Corp.	6,065
15	Proto Labs, Inc.(a)	1,792
66	Terex Corp.	2,204
58	Toro Co. (The)	3,267
186	Watts Water Technologies, Inc., Series A	13,029
34	Xylem, Inc.	2,230

		67,511

	Media – 0.3%
3	Cable One, Inc.	2,687
18	CBS Corp., Class B	1,032
39	Discovery, Inc., Series C(a)	1,143
72	New York Times Co. (The), Class A	1,901
30	Omnicom Group, Inc.	2,230

		8,993

	Metals & Mining – 0.5%
120	Commercial Metals Co.	2,287
205	Newmont Mining Corp.	6,339
19	Nucor Corp.	1,123
51	Reliance Steel & Aluminum Co.	4,025
33	Royal Gold, Inc.	2,529

		16,303

	Multi-Utilities – 0.4%
111	Consolidated Edison, Inc.	8,436
20	DTE Energy Co.	2,248
29	Sempra Energy	3,194

		13,878

	Multiline Retail – 0.0%
13	Macy’s, Inc.	446

	Oil, Gas & Consumable Fuels – 1.6%
48	Apache Corp.	1,816
197	ConocoPhillips	13,770
227	Denbury Resources, Inc.(a)	783
76	Devon Energy Corp.	2,462
44	Energen Corp.(a)	3,167
36	EQT Corp.	1,223
98	Green Plains, Inc.	1,670

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
28	Hess Corp.	$1,607
120	Marathon Oil Corp.	2,279
83	Noble Energy, Inc.	2,063
133	Occidental Petroleum Corp.	8,920
79	ONEOK, Inc.	5,183
57	Valero Energy Corp.	5,192
63	World Fuel Services Corp.	2,016

		52,151

	Paper & Forest Products – 0.1%
50	Domtar Corp.	2,315
88	Louisiana-Pacific Corp.	1,916

		4,231

	Personal Products – 0.7%
60	Estee Lauder Cos., Inc. (The), Class A	8,247
6	Medifast, Inc.	1,270
245	Unilever NV	13,176

		22,693

	Pharmaceuticals – 1.9%
3	Allergan PLC	474
54	Bristol-Myers Squibb Co.	2,729
64	Catalent, Inc.(a)	2,582
44	Eli Lilly & Co.	4,771
31	Johnson & Johnson	4,340
101	Merck & Co., Inc.	7,435
587	Novo Nordisk AS, Sponsored ADR	25,347
31	Perrigo Co. PLC	2,179
243	Pfizer, Inc.	10,463
27	Supernus Pharmaceuticals, Inc.(a)	1,284

		61,604

	Professional Services – 0.4%
53	Exponent, Inc.	2,674
50	IHS Markit Ltd.(a)	2,627
20	Insperity, Inc.	2,197
54	Korn/Ferry International	2,438
32	ManpowerGroup, Inc.	2,441
41	Nielsen Holdings PLC	1,065
4	Verisk Analytics, Inc.(a)	479

		13,921

	Real Estate Management & Development – 0.1%
28	CBRE Group, Inc., Class A(a)	1,128
27	Jones Lang LaSalle, Inc.	3,571

		4,699

	REITs - Apartments – 0.5%
97	American Campus Communities, Inc.	3,833
6	AvalonBay Communities, Inc.	1,052

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
64	Camden Property Trust	$5,777
16	Equity Residential	1,039
13	Essex Property Trust, Inc.	3,260
4	Mid-America Apartment Communities, Inc.	391

		15,352

	REITs - Diversified – 0.3%
11	Crown Castle International Corp.	1,196
47	CyrusOne, Inc.	2,502
16	Digital Realty Trust, Inc.	1,652
5	Equinix, Inc.	1,894
127	Weyerhaeuser Co.	3,382

		10,626

	REITs - Health Care – 0.5%
71	HCP, Inc.	1,956
52	Ventas, Inc.	3,018
153	Welltower, Inc.	10,109

		15,083

	REITs - Hotels – 0.1%
171	Host Hotels & Resorts, Inc.	3,268

	REITs - Office Property – 0.5%
18	Boston Properties, Inc.	2,174
146	Corporate Office Properties Trust	3,773
165	Douglas Emmett, Inc.	5,971
73	Kilroy Realty Corp.	5,028

		16,946

	REITs - Regional Malls – 0.1%
7	Macerich Co. (The)	361
20	Simon Property Group, Inc.	3,671

		4,032

	REITs - Single Tenant – 0.1%
219	Easterly Government Properties, Inc.	3,979

	REITs - Storage – 0.0%
4	Public Storage	822

	REITs - Warehouse/Industrials – 0.2%
120	Liberty Property Trust	5,024

	Road & Rail – 1.1%
42	Genesee & Wyoming, Inc., Class A(a)	3,328
39	Kansas City Southern	3,976
66	Norfolk Southern Corp.	11,077
42	Ryder System, Inc.	2,323
91	Union Pacific Corp.	13,306

		34,010

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.5%
15	Advanced Micro Devices, Inc.(a)	$273
70	Applied Materials, Inc.	2,302
47	ASML Holding NV, (Registered)	8,101
52	Brooks Automation, Inc.	1,614
30	Cabot Microelectronics Corp.	2,929
56	Cirrus Logic, Inc.(a)	2,097
135	First Solar, Inc.(a)	5,643
312	Intel Corp.	14,626
16	NVIDIA Corp.	3,373
35	QUALCOMM, Inc.	2,201
43	Silicon Laboratories, Inc.(a)	3,506
21	Texas Instruments, Inc.	1,949

		48,614

	Software – 2.9%
13	Adobe, Inc.(a)	3,195
15	Autodesk, Inc.(a)	1,939
5	Citrix Systems, Inc.(a)	512
33	Ellie Mae, Inc.(a)	2,187
15	Fair Isaac Corp.(a)	2,891
47	Fortinet, Inc.(a)	3,862
26	LogMeIn, Inc.	2,239
451	Microsoft Corp.	48,171
405	Oracle Corp.	19,780
39	PTC, Inc.(a)	3,214
29	Qualys, Inc.(a)	2,066
12	Ultimate Software Group, Inc. (The)(a)	3,200

		93,256

	Specialty Retail – 1.0%
34	Aaron’s, Inc.	1,602
98	American Eagle Outfitters, Inc.	2,260
36	Asbury Automotive Group, Inc.(a)	2,343
20	Best Buy Co., Inc.	1,403
18	Five Below, Inc.(a)	2,049
36	Home Depot, Inc. (The)	6,332
25	Lithia Motors, Inc., Class A	2,227
45	Lowe’s Cos., Inc.	4,285
28	Monro, Inc.	2,083
21	Signet Jewelers Ltd.	1,177
16	Tiffany & Co.	1,781
27	TJX Cos., Inc. (The)	2,967
36	Williams-Sonoma, Inc.	2,138

		32,647

	Technology Hardware, Storage & Peripherals – 1.1%
57	Apple, Inc.	12,475
513	Hewlett Packard Enterprise Co.	7,823
323	HP, Inc.	7,797
92	NCR Corp.(a)	2,470
41	NetApp, Inc.	3,218

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
8	Seagate Technology PLC	$322
14	Western Digital Corp.	603
33	Xerox Corp.	920

		35,628

	Textiles, Apparel & Luxury Goods – 0.3%
21	Deckers Outdoor Corp.(a)	2,671
32	Hanesbrands, Inc.	549
57	NIKE, Inc., Class B	4,277
5	PVH Corp.	604
85	Wolverine World Wide, Inc.	2,989

		11,090

	Thrifts & Mortgage Finance – 0.1%
318	New York Community Bancorp, Inc.	3,046

	Trading Companies & Distributors – 0.5%
98	Fastenal Co.	5,038
27	GATX Corp.	2,023
30	W.W. Grainger, Inc.	8,519

		15,580

	Water Utilities – 0.7%
224	American Water Works Co., Inc.	19,831
90	Aqua America, Inc.	2,927

		22,758

	Total Common Stocks (Identified Cost $2,071,183)	2,120,491

Exchange-Traded Funds – 18.8%
6,293	iShares® MSCI EAFE ETF	382,929
7,291	iShares® MSCI Emerging Markets ETF	223,980

	Total Exchange-Traded Funds (Identified Cost $619,245)	606,909

Affiliated Mutual Funds – 12.5%
11,023	Loomis Sayles Inflation Protected Securities Fund, Class N	109,899
6,654	Loomis Sayles Limited Term Government and Agency Fund, Class N	73,925
22,636	Mirova Global Green Bond Fund, Class N	222,287

	Total Affiliated Mutual Funds (Identified Cost $416,591)	406,111

	Total Investments – 96.8% (Identified Cost $3,107,019)	3,133,511
	Other assets less liabilities – 3.2%	102,969

	Net Assets – 100.0%	$3,236,480

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$128,974	$28,883	$42,124	$(1,750)	$(4,084)	$109,899	$3,246
Loomis Sayles Limited Term Government and Agency Fund, Class N	64,759	12,805	2,947	(63)	(629)	73,925	1,287
Mirova Global Green Bond Fund, Class N	193,027	39,156	8,194	(155)	(1,547)	222,287	3,217

	$386,760	$80,844	$53,265	$(1,968)	$(6,260)	$406,111	$7,750

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,120,491	$—	$—	$2,120,491
Exchange-Traded Funds	606,909	—	—	606,909
Affiliated Mutual Funds	406,111	—	—	406,111

Total	$3,133,511	$—	$—	$3,133,511

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	4.8%
Chemicals	3.8
IT Services	3.5
Insurance	3.2
Software	2.9
Health Care Equipment & Supplies	2.4
Interactive Media & Services	2.3
Health Care Providers & Services	2.2
Machinery	2.1
Capital Markets	2.0
Electrical Equipment	2.0
Other Investments, less than 2% each	34.3
Exchange-Traded Funds	18.8
Affiliated Mutual Funds*	12.5

Total Investments	96.8
Other assets less liabilities	3.2

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	84.3%
Fixed Income	12.5

Total Investments	96.8
Other assets less liabilities	3.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks – 68.9% of Net Assets
	Aerospace & Defense – 0.6%
11	Arconic, Inc.	$224
16	Axon Enterprise, Inc.(a)	988
24	Moog, Inc., Class A	1,717
6	Raytheon Co.	1,050
12	Teledyne Technologies, Inc.(a)	2,655
55	United Technologies Corp.	6,832

		13,466

	Air Freight & Logistics – 0.3%
60	United Parcel Service, Inc., Class B	6,392

	Auto Components – 0.8%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,517
155	Aptiv PLC	11,904
251	Valeo S.A., Sponsored ADR	4,054
21	Visteon Corp.(a)	1,660

		19,135

	Automobiles – 0.9%
634	Byd Co. Ltd., ADR	8,134
123	Toyota Motor Corp., Sponsored ADR	14,397

		22,531

	Banks – 5.0%
62	Ameris Bancorp	2,659
110	BancorpSouth Bank	3,157
168	BB&T Corp.	8,259
231	Citizens Financial Group, Inc.	8,628
84	Columbia Banking System, Inc.	3,115
14	Comerica, Inc.	1,142
213	CVB Financial Corp.	4,654
192	Fulton Financial Corp.	3,074
211	Huntington Bancshares, Inc.	3,024
98	International Bancshares Corp.	3,792
476	KBC Group NV, Sponsored ADR	16,384
368	KeyCorp	6,683
31	M&T Bank Corp.	5,128
618	People’s United Financial, Inc.	9,678
102	PNC Financial Services Group, Inc. (The)	13,106
192	Regions Financial Corp.	3,258
79	Signature Bank	8,682
151	Trustmark Corp.	4,651
53	Westamerica Bancorporation	3,085
40	Wintrust Financial Corp.	3,046
103	Zions Bancorp N.A.	4,846

		120,051

	Beverages – 0.9%
79	Brown-Forman Corp., Class B	3,661

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
249	Coca-Cola Co. (The)	$11,922
61	PepsiCo, Inc.	6,855

		22,438

	Biotechnology – 1.3%
13	AbbVie, Inc.	1,012
48	Amgen, Inc.	9,254
7	Biogen, Inc.(a)	2,130
233	Gilead Sciences, Inc.	15,886
8	Ligand Pharmaceuticals, Inc.(a)	1,318
28	Repligen Corp.(a)	1,518

		31,118

	Building Products – 0.9%
213	A.O. Smith Corp.	9,698
291	Johnson Controls International PLC	9,303
16	Lennox International, Inc.	3,374

		22,375

	Capital Markets – 2.1%
5	Affiliated Managers Group, Inc.	568
12	Ameriprise Financial, Inc.	1,527
175	Bank of New York Mellon Corp. (The)	8,283
18	BlackRock, Inc.	7,406
25	Charles Schwab Corp. (The)	1,156
25	CME Group, Inc.	4,581
12	FactSet Research Systems, Inc.	2,685
109	Franklin Resources, Inc.	3,325
17	Intercontinental Exchange, Inc.	1,310
52	Invesco Ltd.	1,129
78	Janus Henderson Group PLC	1,916
84	Legg Mason, Inc.	2,371
7	Moody’s Corp.	1,018
63	Northern Trust Corp.	5,926
10	S&P Global, Inc.	1,823
67	State Street Corp.	4,606

		49,630

	Chemicals – 4.1%
17	Air Products & Chemicals, Inc.	2,624
185	Chr. Hansen Holding AS, Sponsored ADR	9,337
210	Ecolab, Inc.	32,161
43	HB Fuller Co.	1,912
30	Innospec, Inc.	2,008
46	International Flavors & Fragrances, Inc.	6,654
64	Linde PLC	10,590
36	Minerals Technologies, Inc.	1,971
159	Novozymes AS, Sponsored ADR	7,832
21	Stepan Co.	1,734
1,029	Symrise AG, Sponsored ADR	21,506

		98,329

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
38	Healthcare Services Group, Inc.	$1,542
22	MSA Safety, Inc.	2,298
32	Tetra Tech, Inc.	2,113
40	Waste Management, Inc.	3,579

		9,532

	Communications Equipment – 0.6%
52	Ciena Corp.(a)	1,625
188	Cisco Systems, Inc.	8,601
28	InterDigital, Inc.	1,987
17	Lumentum Holdings, Inc.(a)	929
16	Motorola Solutions, Inc.	1,961

		15,103

	Construction & Engineering – 0.2%
98	AECOM(a)	2,856
48	Fluor Corp.	2,105

		4,961

	Consumer Finance – 0.3%
51	American Express Co.	5,239
70	Navient Corp.	811

		6,050

	Containers & Packaging – 0.3%
78	Ball Corp.	3,494
12	Crown Holdings, Inc.(a)	508
51	International Paper Co.	2,313
86	Owens-Illinois, Inc.(a)	1,348

		7,663

	Distributors – 0.3%
48	Genuine Parts Co.	4,700
15	Pool Corp.	2,186

		6,886

	Diversified Consumer Services – 0.1%
65	Service Corp. International	2,696

	Diversified Telecommunication Services – 0.5%
126	AT&T, Inc.	3,866
183	CenturyLink, Inc.	3,777
67	Verizon Communications, Inc.	3,825

		11,468

	Electric Utilities – 1.4%
153	American Electric Power Co., Inc.	11,224
22	Edison International	1,527
26	Eversource Energy	1,645
29	IDACORP, Inc.	2,704

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
95	NextEra Energy, Inc.	$16,387

		33,487

	Electrical Equipment – 2.1%
78	Acuity Brands, Inc.	9,800
334	Eaton Corp. PLC	23,938
20	Hubbell, Inc.	2,034
686	Vestas Wind Systems AS, Sponsored ADR	14,265

		50,037

	Electronic Equipment, Instruments & Components – 0.7%
55	Avnet, Inc.	2,204
23	Belden, Inc.	1,243
43	Cognex Corp.	1,842
7	Coherent, Inc.(a)	862
43	Keysight Technologies, Inc.(a)	2,454
11	Littelfuse, Inc.	1,993
11	Rogers Corp.(a)	1,354
14	TE Connectivity Ltd.	1,056
67	Trimble, Inc.(a)	2,505
14	Zebra Technologies Corp., Class A(a)	2,328

		17,841

	Energy Equipment & Services – 0.7%
34	Apergy Corp.(a)	1,326
30	Baker Hughes, a GE Co.	801
62	C&J Energy Services, Inc.(a)	1,164
18	Core Laboratories NV	1,534
56	McDermott International, Inc.(a)	433
38	National Oilwell Varco, Inc.	1,398
57	Oceaneering International, Inc.(a)	1,080
51	Oil States International, Inc.(a)	1,136
150	Schlumberger Ltd.	7,697
31	TechnipFMC PLC	815

		17,384

	Entertainment – 1.1%
47	Cinemark Holdings, Inc.	1,954
9	Netflix, Inc.(a)	2,716
21	Twenty-First Century Fox, Inc., Class A	956
33	Twenty-First Century Fox, Inc., Class B	1,491
174	Walt Disney Co. (The)	19,980

		27,097

	Food & Staples Retailing – 0.3%
111	Kroger Co. (The)	3,303
17	Sysco Corp.	1,213
35	Walgreens Boots Alliance, Inc.	2,792

		7,308

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.2%
87	Campbell Soup Co.	$3,255
557	Danone S.A., Sponsored ADR	7,881
25	General Mills, Inc.	1,095
57	Hain Celestial Group, Inc. (The)(a)	1,418
3	Hershey Co. (The)	321
16	Hormel Foods Corp.	698
20	Ingredion, Inc.	2,024
15	J.M. Smucker Co. (The)	1,625
33	Kellogg Co.	2,161
93	Kraft Heinz Co. (The)	5,112
30	Lamb Weston Holdings, Inc.	2,345
13	Mondelez International, Inc., Class A	546

		28,481

	Gas Utilities – 0.3%
59	New Jersey Resources Corp.	2,661
33	ONE Gas, Inc.	2,604
64	South Jersey Industries, Inc.	1,891

		7,156

	Health Care Equipment & Supplies – 2.6%
553	Coloplast AS, Sponsored ADR	5,151
209	Danaher Corp.	20,775
17	DENTSPLY SIRONA, Inc.	589
277	EssilorLuxottica S.A., Sponsored ADR	18,916
31	Globus Medical, Inc.(a)	1,638
16	Haemonetics Corp.(a)	1,672
15	LivaNova PLC(a)	1,680
32	Medtronic PLC	2,874
104	Meridian Bioscience, Inc.	1,686
23	Merit Medical Systems, Inc.(a)	1,314
32	STERIS PLC	3,498
21	West Pharmaceutical Services, Inc.	2,224

		62,017

	Health Care Providers & Services – 2.3%
32	Acadia Healthcare Co., Inc.(a)	1,328
10	Aetna, Inc.	1,984
10	Amedisys, Inc.(a)	1,100
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
9	Cigna Corp.	1,924
42	CVS Health Corp.	3,040
25	DaVita, Inc.(a)	1,684
28	Encompass Health Corp.	1,884
14	Express Scripts Holding Co.(a)	1,358
327	Fresenius SE & Co. KGaA, Sponsored ADR	5,198
40	HCA Healthcare, Inc.	5,341
18	Henry Schein, Inc.(a)	1,494
26	Humana, Inc.	8,331
18	Laboratory Corp. of America Holdings(a)	2,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
32	MEDNAX, Inc.(a)	$1,321
51	Patterson Cos., Inc.	1,152
30	Quest Diagnostics, Inc.	2,823
30	UnitedHealth Group, Inc.	7,840

		55,027

	Health Care Technology – 0.1%
110	Allscripts Healthcare Solutions, Inc.(a)	1,310
25	Medidata Solutions, Inc.(a)	1,758

		3,068

	Hotels, Restaurants & Leisure – 0.7%
30	Dunkin’ Brands Group, Inc.	2,177
18	Jack in the Box, Inc.	1,421
19	Marriott Vacations Worldwide Corp.	1,681
6	McDonald’s Corp.	1,061
101	MGM Resorts International	2,695
29	Six Flags Entertainment Corp.	1,562
57	Starbucks Corp.	3,321
110	Wendy’s Co. (The)	1,897

		15,815

	Household Durables – 0.6%
88	KB Home	1,757
66	Meritage Homes Corp.(a)	2,459
618	Sekisui House Ltd., Sponsored ADR	9,078
41	Tupperware Brands Corp.	1,439
2	Whirlpool Corp.	220

		14,953

	Household Products – 0.9%
7	Church & Dwight Co., Inc.	416
17	Clorox Co. (The)	2,524
61	Colgate-Palmolive Co.	3,632
167	Procter & Gamble Co. (The)	14,809

		21,381

	Independent Power & Renewable Electricity Producers – 0.5%
100	AES Corp. (The)	1,458
126	Ormat Technologies, Inc.	6,447
204	Pattern Energy Group, Inc.	3,656

		11,561

	Industrial Conglomerates – 0.7%
60	Roper Technologies, Inc.	16,974

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	796

	Insurance – 3.5%
16	Aflac, Inc.	689
564	AIA Group Ltd., Sponsored ADR	17,016

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
306	Allianz SE, Sponsored ADR	$6,359
47	Allstate Corp. (The)	4,499
39	Aspen Insurance Holdings Ltd.	1,633
84	Chubb Ltd.	10,492
51	First American Financial Corp.	2,261
40	Hartford Financial Services Group, Inc. (The)	1,817
549	Legal & General Group PLC, Sponsored ADR	8,801
15	Lincoln National Corp.	903
35	Marsh & McLennan Cos., Inc.	2,966
28	MetLife, Inc.	1,153
97	Prudential Financial, Inc.	9,097
274	Prudential PLC, Sponsored ADR	10,913
39	Travelers Cos., Inc. (The)	4,880

		83,479

	Interactive Media & Services – 2.6%
3	Alphabet, Inc., Class C(a)	3,230
34	Alphabet, Inc., Class A(a)	37,080
137	Facebook, Inc., Class A(a)	20,795
7	TripAdvisor, Inc.(a)	365

		61,470

	Internet & Direct Marketing Retail – 1.1%
13	Amazon.com, Inc.(a)	20,774
2	Booking Holdings, Inc.(a)	3,749
45	eBay, Inc.(a)	1,307

		25,830

	IT Services – 3.6%
41	Accenture PLC, Class A	6,462
6	Akamai Technologies, Inc.(a)	434
13	Cognizant Technology Solutions Corp., Class A	897
22	International Business Machines Corp.	2,540
24	Jack Henry & Associates, Inc.	3,596
40	Leidos Holdings, Inc.	2,591
177	MasterCard, Inc., Class A	34,988
29	PayPal Holdings, Inc.(a)	2,442
77	Sabre Corp.	1,898
194	Visa, Inc., Class A	26,743
61	Western Union Co. (The)	1,100
15	WEX, Inc.(a)	2,639

		86,330

	Leisure Products – 0.1%
67	Callaway Golf Co.	1,434

	Life Sciences Tools & Services – 1.7%
15	Illumina, Inc.(a)	4,667
15	IQVIA Holdings, Inc.(a)	1,844
141	Thermo Fisher Scientific, Inc.	32,945

		39,456

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.2%
37	AGCO Corp.	$2,073
67	Caterpillar, Inc.	8,128
7	Cummins, Inc.	957
38	Deere & Co.	5,147
71	Flowserve Corp.	3,259
27	IDEX Corp.	3,424
4	Ingersoll-Rand PLC	384
49	ITT, Inc.	2,475
62	Kennametal, Inc.	2,198
39	Oshkosh Corp.	2,189
32	Parker Hannifin Corp.	4,852
11	Proto Labs, Inc.(a)	1,314
49	Terex Corp.	1,636
43	Toro Co. (The)	2,422
151	Watts Water Technologies, Inc., Series A	10,578
35	Xylem, Inc.	2,295

		53,331

	Media – 0.3%
3	Cable One, Inc.	2,687
11	CBS Corp., Class B	631
32	Discovery, Inc., Series C(a)	938
53	New York Times Co. (The), Class A	1,399
25	Omnicom Group, Inc.	1,858

		7,513

	Metals & Mining – 0.5%
88	Commercial Metals Co.	1,677
167	Newmont Mining Corp.	5,164
16	Nucor Corp.	946
38	Reliance Steel & Aluminum Co.	2,999
24	Royal Gold, Inc.	1,839

		12,625

	Multi-Utilities – 0.5%
90	Consolidated Edison, Inc.	6,840
17	DTE Energy Co.	1,911
24	Sempra Energy	2,643

		11,394

	Multiline Retail – 0.0%
11	Macy’s, Inc.	377

	Oil, Gas & Consumable Fuels – 1.8%
39	Apache Corp.	1,475
159	ConocoPhillips	11,114
164	Denbury Resources, Inc.(a)	566
61	Devon Energy Corp.	1,976
33	Energen Corp.(a)	2,375
30	EQT Corp.	1,019
72	Green Plains, Inc.	1,227

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
23	Hess Corp.	$1,320
97	Marathon Oil Corp.	1,842
68	Noble Energy, Inc.	1,690
108	Occidental Petroleum Corp.	7,244
64	ONEOK, Inc.	4,199
47	Valero Energy Corp.	4,281
47	World Fuel Services Corp.	1,504

		41,832

	Paper & Forest Products – 0.1%
37	Domtar Corp.	1,714
65	Louisiana-Pacific Corp.	1,415

		3,129

	Personal Products – 0.8%
50	Estee Lauder Cos., Inc. (The), Class A	6,872
5	Medifast, Inc.	1,059
199	Unilever NV	10,702

		18,633

	Pharmaceuticals – 2.0%
3	Allergan PLC	474
40	Bristol-Myers Squibb Co.	2,022
47	Catalent, Inc.(a)	1,896
33	Eli Lilly & Co.	3,579
23	Johnson & Johnson	3,220
74	Merck & Co., Inc.	5,447
478	Novo Nordisk AS, Sponsored ADR	20,640
25	Perrigo Co. PLC	1,757
178	Pfizer, Inc.	7,665
20	Supernus Pharmaceuticals, Inc.(a)	951

		47,651

	Professional Services – 0.4%
39	Exponent, Inc.	1,968
34	IHS Markit Ltd.(a)	1,786
15	Insperity, Inc.	1,648
40	Korn/Ferry International	1,806
24	ManpowerGroup, Inc.	1,831
32	Nielsen Holdings PLC	831
3	Verisk Analytics, Inc.(a)	359

		10,229

	Real Estate Management & Development – 0.2%
28	CBRE Group, Inc., Class A(a)	1,128
20	Jones Lang LaSalle, Inc.	2,645

		3,773

	REITs - Apartments – 0.5%
72	American Campus Communities, Inc.	2,845
8	AvalonBay Communities, Inc.	1,403

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
48	Camden Property Trust	$4,333
13	Equity Residential	844
10	Essex Property Trust, Inc.	2,508
4	Mid-America Apartment Communities, Inc.	391

		12,324

	REITs - Diversified – 0.3%
9	Crown Castle International Corp.	979
35	CyrusOne, Inc.	1,863
12	Digital Realty Trust, Inc.	1,239
4	Equinix, Inc.	1,515
93	Weyerhaeuser Co.	2,476

		8,072

	REITs - Health Care – 0.5%
49	HCP, Inc.	1,350
35	Ventas, Inc.	2,031
113	Welltower, Inc.	7,466

		10,847

	REITs - Hotels – 0.1%
120	Host Hotels & Resorts, Inc.	2,293

	REITs - Office Property – 0.5%
15	Boston Properties, Inc.	1,811
108	Corporate Office Properties Trust	2,791
122	Douglas Emmett, Inc.	4,415
54	Kilroy Realty Corp.	3,720

		12,737

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	310
16	Simon Property Group, Inc.	2,936

		3,246

	REITs - Single Tenant – 0.1%
162	Easterly Government Properties, Inc.	2,944

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.2%
89	Liberty Property Trust	3,726

	Road & Rail – 1.1%
31	Genesee & Wyoming, Inc., Class A(a)	2,456
30	Kansas City Southern	3,059
52	Norfolk Southern Corp.	8,727
31	Ryder System, Inc.	1,714
71	Union Pacific Corp.	10,382

		26,338

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.5%
13	Advanced Micro Devices, Inc.(a)	$237
38	Applied Materials, Inc.	1,249
39	ASML Holding NV, (Registered)	6,722
38	Brooks Automation, Inc.	1,179
22	Cabot Microelectronics Corp.	2,148
41	Cirrus Logic, Inc.(a)	1,535
100	First Solar, Inc.(a)	4,180
242	Intel Corp.	11,345
12	NVIDIA Corp.	2,530
21	QUALCOMM, Inc.	1,321
32	Silicon Laboratories, Inc.(a)	2,609
10	Texas Instruments, Inc.	928

		35,983

	Software – 3.0%
9	Adobe, Inc.(a)	2,212
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
27	Ellie Mae, Inc.(a)	1,789
11	Fair Isaac Corp.(a)	2,120
35	Fortinet, Inc.(a)	2,876
19	LogMeIn, Inc.	1,636
359	Microsoft Corp.	38,345
323	Oracle Corp.	15,775
29	PTC, Inc.(a)	2,390
21	Qualys, Inc.(a)	1,496
9	Ultimate Software Group, Inc. (The)(a)	2,400

		72,483

	Specialty Retail – 1.0%
25	Aaron’s, Inc.	1,178
72	American Eagle Outfitters, Inc.	1,660
27	Asbury Automotive Group, Inc.(a)	1,758
13	Best Buy Co., Inc.	912
13	Five Below, Inc.(a)	1,480
27	Home Depot, Inc. (The)	4,749
19	Lithia Motors, Inc., Class A	1,692
26	Lowe’s Cos., Inc.	2,476
21	Monro, Inc.	1,562
16	Signet Jewelers Ltd.	897
12	Tiffany & Co.	1,336
22	TJX Cos., Inc. (The)	2,417
27	Williams-Sonoma, Inc.	1,603

		23,720

	Technology Hardware, Storage & Peripherals – 1.1%
42	Apple, Inc.	9,192
393	Hewlett Packard Enterprise Co.	5,993
255	HP, Inc.	6,156
68	NCR Corp.(a)	1,826
30	NetApp, Inc.	2,355

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$281
14	Western Digital Corp.	603
32	Xerox Corp.	892

		27,298

	Textiles, Apparel & Luxury Goods – 0.3%
16	Deckers Outdoor Corp.(a)	2,035
15	Hanesbrands, Inc.	257
42	NIKE, Inc., Class B	3,152
4	PVH Corp.	483
63	Wolverine World Wide, Inc.	2,216

		8,143

	Thrifts & Mortgage Finance – 0.1%
234	New York Community Bancorp, Inc.	2,242

	Trading Companies & Distributors – 0.5%
72	Fastenal Co.	3,701
20	GATX Corp.	1,499
23	W.W. Grainger, Inc.	6,531

		11,731

	Water Utilities – 0.8%
178	American Water Works Co., Inc.	15,758
66	Aqua America, Inc.	2,147

		17,905

	Total Common Stocks (Identified Cost $1,594,685)	1,651,341

Exchange-Traded Funds – 19.8%
5,059	iShares® MSCI EAFE ETF	307,840
5,410	iShares® MSCI Emerging Markets ETF	166,195

	Total Exchange-Traded Funds (Identified Cost $483,695)	474,035

Affiliated Mutual Funds – 8.3%
2,860	Loomis Sayles Inflation Protected Securities Fund, Class N	28,519
5,111	Loomis Sayles Limited Term Government and Agency Fund, Class N	56,788
11,544	Mirova Global Green Bond Fund, Class N	113,360

	Total Affiliated Mutual Funds (Identified Cost $203,594)	198,667

	Total Investments – 97.0% (Identified Cost $2,281,974)	2,324,043
	Other assets less liabilities – 3.0%	72,726

	Net Assets – 100.0%	$2,396,769

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,414	$5,396	$29,134	$(1,237)	$(920)	$28,519	$1,317
Loomis Sayles Limited Term Government and Agency Fund, Class N	54,464	4,163	1,292	(22)	(525)	56,788	1,047
Mirova Global Green Bond Fund, Class N	108,379	8,474	2,701	(41)	(751)	113,360	1,771

	$217,257	$18,033	$33,127	$(1,300)	$(2,196)	$198,667	$4,135

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,651,341	$—	$—	$1,651,341
Exchange-Traded Funds	474,035	—	—	474,035
Affiliated Mutual Funds	198,667	—	—	198,667

Total	$2,324,043	$—	$—	$2,324,043

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	5.0%
Chemicals	4.1
IT Services	3.6
Insurance	3.5
Software	3.0
Health Care Equipment & Supplies	2.6
Interactive Media & Services	2.6
Health Care Providers & Services	2.3
Machinery	2.2
Electrical Equipment	2.1
Capital Markets	2.1
Pharmaceuticals	2.0
Other Investments, less than 2% each	33.8
Exchange-Traded Funds	19.8
Affiliated Mutual Funds*	8.3

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	88.7%
Fixed Income	8.3

Total Investments	97.0
Other assets less liabilities	3.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks – 68.0% of Net Assets
	Aerospace & Defense – 0.5%
11	Arconic, Inc.	$224
17	Axon Enterprise, Inc.(a)	1,049
24	Moog, Inc., Class A	1,717
5	Raytheon Co.	875
12	Teledyne Technologies, Inc.(a)	2,655
51	United Technologies Corp.	6,335

		12,855

	Air Freight & Logistics – 0.3%
57	United Parcel Service, Inc., Class B	6,073

	Auto Components – 0.8%
103	American Axle & Manufacturing Holdings, Inc.(a)	1,563
163	Aptiv PLC	12,518
265	Valeo S.A., Sponsored ADR	4,280
22	Visteon Corp.(a)	1,739

		20,100

	Automobiles – 1.0%
667	Byd Co. Ltd., ADR	8,558
130	Toyota Motor Corp., Sponsored ADR	15,216

		23,774

	Banks – 4.9%
63	Ameris Bancorp	2,702
113	BancorpSouth Bank	3,243
157	BB&T Corp.	7,718
227	Citizens Financial Group, Inc.	8,479
86	Columbia Banking System, Inc.	3,190
13	Comerica, Inc.	1,060
219	CVB Financial Corp.	4,785
198	Fulton Financial Corp.	3,170
218	Huntington Bancshares, Inc.	3,124
99	International Bancshares Corp.	3,831
501	KBC Group NV, Sponsored ADR	17,244
365	KeyCorp	6,628
29	M&T Bank Corp.	4,797
603	People’s United Financial, Inc.	9,443
95	PNC Financial Services Group, Inc. (The)	12,207
179	Regions Financial Corp.	3,038
83	Signature Bank	9,122
156	Trustmark Corp.	4,805
54	Westamerica Bancorporation	3,143
42	Wintrust Financial Corp.	3,198
107	Zions Bancorp N.A.	5,034

		119,961

	Beverages – 0.9%
82	Brown-Forman Corp., Class B	3,800

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
232	Coca-Cola Co. (The)	$11,108
57	PepsiCo, Inc.	6,406

		21,314

	Biotechnology – 1.3%
13	AbbVie, Inc.	1,012
46	Amgen, Inc.	8,868
7	Biogen, Inc.(a)	2,130
234	Gilead Sciences, Inc.	15,954
8	Ligand Pharmaceuticals, Inc.(a)	1,319
28	Repligen Corp.(a)	1,518

		30,801

	Building Products – 0.9%
224	A.O. Smith Corp.	10,199
271	Johnson Controls International PLC	8,664
16	Lennox International, Inc.	3,374

		22,237

	Capital Markets – 2.0%
5	Affiliated Managers Group, Inc.	568
12	Ameriprise Financial, Inc.	1,527
165	Bank of New York Mellon Corp. (The)	7,809
19	BlackRock, Inc.	7,817
21	Charles Schwab Corp. (The)	971
24	CME Group, Inc.	4,398
12	FactSet Research Systems, Inc.	2,685
92	Franklin Resources, Inc.	2,806
14	Intercontinental Exchange, Inc.	1,079
52	Invesco Ltd.	1,129
81	Janus Henderson Group PLC	1,990
86	Legg Mason, Inc.	2,427
12	Moody’s Corp.	1,746
61	Northern Trust Corp.	5,738
10	S&P Global, Inc.	1,823
64	State Street Corp.	4,400

		48,913

	Chemicals – 4.2%
14	Air Products & Chemicals, Inc.	2,161
194	Chr. Hansen Holding AS, Sponsored ADR	9,791
220	Ecolab, Inc.	33,693
44	HB Fuller Co.	1,956
31	Innospec, Inc.	2,074
53	International Flavors & Fragrances, Inc.	7,667
60	Linde PLC	9,928
37	Minerals Technologies, Inc.	2,026
167	Novozymes AS, Sponsored ADR	8,226
21	Stepan Co.	1,734
1,083	Symrise AG, Sponsored ADR	22,635

		101,891

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
39	Healthcare Services Group, Inc.	$1,583
22	MSA Safety, Inc.	2,298
33	Tetra Tech, Inc.	2,179
41	Waste Management, Inc.	3,668

		9,728

	Communications Equipment – 0.6%
54	Ciena Corp.(a)	1,688
194	Cisco Systems, Inc.	8,875
28	InterDigital, Inc.	1,987
18	Lumentum Holdings, Inc.(a)	984
17	Motorola Solutions, Inc.	2,083

		15,617

	Construction & Engineering – 0.2%
101	AECOM(a)	2,943
47	Fluor Corp.	2,062

		5,005

	Consumer Finance – 0.2%
48	American Express Co.	4,931
68	Navient Corp.	787

		5,718

	Containers & Packaging – 0.3%
78	Ball Corp.	3,494
17	Crown Holdings, Inc.(a)	719
48	International Paper Co.	2,177
89	Owens-Illinois, Inc.(a)	1,395

		7,785

	Distributors – 0.3%
45	Genuine Parts Co.	4,407
15	Pool Corp.	2,186

		6,593

	Diversified Consumer Services – 0.1%
67	Service Corp. International	2,778

	Diversified Telecommunication Services – 0.5%
130	AT&T, Inc.	3,988
171	CenturyLink, Inc.	3,530
70	Verizon Communications, Inc.	3,996

		11,514

	Electric Utilities – 1.4%
143	American Electric Power Co., Inc.	10,490
21	Edison International	1,457
25	Eversource Energy	1,582
29	IDACORP, Inc.	2,705

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
100	NextEra Energy, Inc.	$17,250

		33,484

	Electrical Equipment – 2.1%
81	Acuity Brands, Inc.	10,177
344	Eaton Corp. PLC	24,654
20	Hubbell, Inc.	2,034
719	Vestas Wind Systems AS, Sponsored ADR	14,952

		51,817

	Electronic Equipment, Instruments & Components – 0.7%
56	Avnet, Inc.	2,244
24	Belden, Inc.	1,297
44	Cognex Corp.	1,885
8	Coherent, Inc.(a)	985
44	Keysight Technologies, Inc.(a)	2,511
11	Littelfuse, Inc.	1,993
11	Rogers Corp.(a)	1,354
14	TE Connectivity Ltd.	1,056
69	Trimble, Inc.(a)	2,579
14	Zebra Technologies Corp., Class A(a)	2,328

		18,232

	Energy Equipment & Services – 0.7%
35	Apergy Corp.(a)	1,365
28	Baker Hughes, a GE Co.	747
65	C&J Energy Services, Inc.(a)	1,221
18	Core Laboratories NV	1,534
60	McDermott International, Inc.(a)	464
35	National Oilwell Varco, Inc.	1,288
59	Oceaneering International, Inc.(a)	1,117
52	Oil States International, Inc.(a)	1,158
140	Schlumberger Ltd.	7,183
29	TechnipFMC PLC	763

		16,840

	Entertainment – 1.1%
49	Cinemark Holdings, Inc.	2,037
9	Netflix, Inc.(a)	2,716
21	Twenty-First Century Fox, Inc., Class A	956
33	Twenty-First Century Fox, Inc., Class B	1,491
168	Walt Disney Co. (The)	19,291

		26,491

	Food & Staples Retailing – 0.3%
105	Kroger Co. (The)	3,125
17	Sysco Corp.	1,212
36	Walgreens Boots Alliance, Inc.	2,872

		7,209

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.2%
81	Campbell Soup Co.	$3,030
586	Danone S.A., Sponsored ADR	8,292
25	General Mills, Inc.	1,095
59	Hain Celestial Group, Inc. (The)(a)	1,468
3	Hershey Co. (The)	321
16	Hormel Foods Corp.	698
20	Ingredion, Inc.	2,024
15	J.M. Smucker Co. (The)	1,625
43	Kellogg Co.	2,816
87	Kraft Heinz Co. (The)	4,782
30	Lamb Weston Holdings, Inc.	2,345
13	Mondelez International, Inc., Class A	546

		29,042

	Gas Utilities – 0.3%
60	New Jersey Resources Corp.	2,706
34	ONE Gas, Inc.	2,683
66	South Jersey Industries, Inc.	1,950

		7,339

	Health Care Equipment & Supplies – 2.6%
582	Coloplast AS, Sponsored ADR	5,421
220	Danaher Corp.	21,868
14	DENTSPLY SIRONA, Inc.	485
291	EssilorLuxottica S.A., Sponsored ADR	19,872
32	Globus Medical, Inc.(a)	1,691
16	Haemonetics Corp.(a)	1,672
15	LivaNova PLC(a)	1,680
33	Medtronic PLC	2,964
108	Meridian Bioscience, Inc.	1,751
24	Merit Medical Systems, Inc.(a)	1,371
33	STERIS PLC	3,607
21	West Pharmaceutical Services, Inc.	2,224

		64,606

	Health Care Providers & Services – 2.3%
33	Acadia Healthcare Co., Inc.(a)	1,370
10	Aetna, Inc.	1,984
11	Amedisys, Inc.(a)	1,210
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
6	Cigna Corp.	1,283
44	CVS Health Corp.	3,185
25	DaVita, Inc.(a)	1,683
29	Encompass Health Corp.	1,952
14	Express Scripts Holding Co.(a)	1,358
344	Fresenius SE & Co. KGaA, Sponsored ADR	5,468
38	HCA Healthcare, Inc.	5,074
17	Henry Schein, Inc.(a)	1,411
28	Humana, Inc.	8,971
17	Laboratory Corp. of America Holdings(a)	2,729

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
33	MEDNAX, Inc.(a)	$1,363
54	Patterson Cos., Inc.	1,219
28	Quest Diagnostics, Inc.	2,635
31	UnitedHealth Group, Inc.	8,102

		55,332

	Health Care Technology – 0.1%
115	Allscripts Healthcare Solutions, Inc.(a)	1,369
26	Medidata Solutions, Inc.(a)	1,828

		3,197

	Hotels, Restaurants & Leisure – 0.7%
31	Dunkin’ Brands Group, Inc.	2,249
19	Jack in the Box, Inc.	1,500
19	Marriott Vacations Worldwide Corp.	1,681
6	McDonald’s Corp.	1,061
104	MGM Resorts International	2,775
30	Six Flags Entertainment Corp.	1,616
51	Starbucks Corp.	2,972
114	Wendy’s Co. (The)	1,965

		15,819

	Household Durables – 0.6%
91	KB Home	1,817
68	Meritage Homes Corp.(a)	2,533
650	Sekisui House Ltd., Sponsored ADR	9,549
43	Tupperware Brands Corp.	1,509
2	Whirlpool Corp.	220

		15,628

	Household Products – 0.8%
7	Church & Dwight Co., Inc.	416
13	Clorox Co. (The)	1,930
52	Colgate-Palmolive Co.	3,097
161	Procter & Gamble Co. (The)	14,277

		19,720

	Independent Power & Renewable Electricity Producers – 0.6%
93	AES Corp. (The)	1,356
130	Ormat Technologies, Inc.	6,652
306	Pattern Energy Group, Inc.	5,484

		13,492

	Industrial Conglomerates – 0.7%
64	Roper Technologies, Inc.	18,106

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	796

	Insurance – 3.4%
16	Aflac, Inc.	689
594	AIA Group Ltd., Sponsored ADR	17,921

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
322	Allianz SE, Sponsored ADR	$6,691
44	Allstate Corp. (The)	4,212
40	Aspen Insurance Holdings Ltd.	1,675
78	Chubb Ltd.	9,743
52	First American Financial Corp.	2,305
41	Hartford Financial Services Group, Inc. (The)	1,862
577	Legal & General Group PLC, Sponsored ADR	9,249
17	Lincoln National Corp.	1,023
33	Marsh & McLennan Cos., Inc.	2,797
28	MetLife, Inc.	1,154
92	Prudential Financial, Inc.	8,628
288	Prudential PLC, Sponsored ADR	11,471
36	Travelers Cos., Inc. (The)	4,505

		83,925

	Interactive Media & Services – 2.6%
3	Alphabet, Inc., Class C(a)	3,231
35	Alphabet, Inc., Class A(a)	38,170
143	Facebook, Inc., Class A(a)	21,706
7	TripAdvisor, Inc.(a)	365

		63,472

	Internet & Direct Marketing Retail – 1.1%
13	Amazon.com, Inc.(a)	20,774
3	Booking Holdings, Inc.(a)	5,624
46	eBay, Inc.(a)	1,335

		27,733

	IT Services – 3.6%
39	Accenture PLC, Class A	6,147
6	Akamai Technologies, Inc.(a)	433
13	Cognizant Technology Solutions Corp., Class A	897
23	International Business Machines Corp.	2,655
25	Jack Henry & Associates, Inc.	3,746
41	Leidos Holdings, Inc.	2,656
186	MasterCard, Inc., Class A	36,767
30	PayPal Holdings, Inc.(a)	2,526
80	Sabre Corp.	1,972
203	Visa, Inc., Class A	27,984
63	Western Union Co. (The)	1,136
15	WEX, Inc.(a)	2,639

		89,558

	Leisure Products – 0.1%
70	Callaway Golf Co.	1,498

	Life Sciences Tools & Services – 1.7%
16	Illumina, Inc.(a)	4,978
14	IQVIA Holdings, Inc.(a)	1,721
149	Thermo Fisher Scientific, Inc.	34,814

		41,513

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.1%
38	AGCO Corp.	$2,130
62	Caterpillar, Inc.	7,522
6	Cummins, Inc.	820
36	Deere & Co.	4,876
58	Flowserve Corp.	2,662
28	IDEX Corp.	3,551
4	Ingersoll-Rand PLC	384
51	ITT, Inc.	2,575
64	Kennametal, Inc.	2,269
40	Oshkosh Corp.	2,246
29	Parker Hannifin Corp.	4,397
11	Proto Labs, Inc.(a)	1,314
50	Terex Corp.	1,669
44	Toro Co. (The)	2,478
159	Watts Water Technologies, Inc., Series A	11,138
34	Xylem, Inc.	2,230

		52,261

	Media – 0.3%
3	Cable One, Inc.	2,687
12	CBS Corp., Class B	688
30	Discovery, Inc., Series C(a)	879
55	New York Times Co. (The), Class A	1,452
23	Omnicom Group, Inc.	1,710

		7,416

	Metals & Mining – 0.5%
92	Commercial Metals Co.	1,753
157	Newmont Mining Corp.	4,854
15	Nucor Corp.	887
39	Reliance Steel & Aluminum Co.	3,078
25	Royal Gold, Inc.	1,916

		12,488

	Multi-Utilities – 0.4%
84	Consolidated Edison, Inc.	6,384
16	DTE Energy Co.	1,798
22	Sempra Energy	2,423

		10,605

	Multiline Retail – 0.0%
10	Macy’s, Inc.	343

	Oil, Gas & Consumable Fuels – 1.6%
37	Apache Corp.	1,400
148	ConocoPhillips	10,345
173	Denbury Resources, Inc.(a)	597
57	Devon Energy Corp.	1,847
34	Energen Corp.(a)	2,447
28	EQT Corp.	951
75	Green Plains, Inc.	1,278

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
21	Hess Corp.	$1,205
91	Marathon Oil Corp.	1,728
63	Noble Energy, Inc.	1,566
100	Occidental Petroleum Corp.	6,707
60	ONEOK, Inc.	3,936
44	Valero Energy Corp.	4,008
48	World Fuel Services Corp.	1,536

		39,551

	Paper & Forest Products – 0.1%
38	Domtar Corp.	1,760
67	Louisiana-Pacific Corp.	1,458

		3,218

	Personal Products – 0.8%
51	Estee Lauder Cos., Inc. (The), Class A	7,010
5	Medifast, Inc.	1,058
210	Unilever NV	11,294

		19,362

	Pharmaceuticals – 2.0%
3	Allergan PLC	474
41	Bristol-Myers Squibb Co.	2,072
49	Catalent, Inc.(a)	1,977
34	Eli Lilly & Co.	3,687
24	Johnson & Johnson	3,360
77	Merck & Co., Inc.	5,668
503	Novo Nordisk AS, Sponsored ADR	21,719
24	Perrigo Co. PLC	1,687
184	Pfizer, Inc.	7,923
21	Supernus Pharmaceuticals, Inc.(a)	999

		49,566

	Professional Services – 0.4%
40	Exponent, Inc.	2,018
30	IHS Markit Ltd.(a)	1,576
15	Insperity, Inc.	1,648
41	Korn/Ferry International	1,851
24	ManpowerGroup, Inc.	1,831
31	Nielsen Holdings PLC	805
3	Verisk Analytics, Inc.(a)	360

		10,089

	Real Estate Management & Development – 0.2%
28	CBRE Group, Inc., Class A(a)	1,128
21	Jones Lang LaSalle, Inc.	2,778

		3,906

	REITs - Apartments – 0.5%
74	American Campus Communities, Inc.	2,924
8	AvalonBay Communities, Inc.	1,403

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
48	Camden Property Trust	$4,333
13	Equity Residential	844
10	Essex Property Trust, Inc.	2,508
4	Mid-America Apartment Communities, Inc.	391

		12,403

	REITs - Diversified – 0.3%
9	Crown Castle International Corp.	979
36	CyrusOne, Inc.	1,916
12	Digital Realty Trust, Inc.	1,239
4	Equinix, Inc.	1,515
93	Weyerhaeuser Co.	2,477

		8,126

	REITs - Health Care – 0.5%
47	HCP, Inc.	1,295
35	Ventas, Inc.	2,031
116	Welltower, Inc.	7,664

		10,990

	REITs - Hotels – 0.1%
116	Host Hotels & Resorts, Inc.	2,217

	REITs - Office Property – 0.5%
15	Boston Properties, Inc.	1,812
111	Corporate Office Properties Trust	2,868
126	Douglas Emmett, Inc.	4,560
56	Kilroy Realty Corp.	3,857

		13,097

	REITs - Regional Malls – 0.1%
3	Macerich Co. (The)	155
15	Simon Property Group, Inc.	2,753

		2,908

	REITs - Single Tenant – 0.1%
167	Easterly Government Properties, Inc.	3,034

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.2%
91	Liberty Property Trust	3,810

	Road & Rail – 1.0%
32	Genesee & Wyoming, Inc., Class A(a)	2,535
27	Kansas City Southern	2,753
50	Norfolk Southern Corp.	8,391
32	Ryder System, Inc.	1,770
67	Union Pacific Corp.	9,797

		25,246

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.5%
13	Advanced Micro Devices, Inc.(a)	$237
36	Applied Materials, Inc.	1,184
41	ASML Holding NV, (Registered)	7,067
40	Brooks Automation, Inc.	1,241
23	Cabot Microelectronics Corp.	2,245
42	Cirrus Logic, Inc.(a)	1,572
103	First Solar, Inc.(a)	4,305
237	Intel Corp.	11,111
13	NVIDIA Corp.	2,741
21	QUALCOMM, Inc.	1,321
32	Silicon Laboratories, Inc.(a)	2,609
11	Texas Instruments, Inc.	1,021

		36,654

	Software – 3.0%
9	Adobe, Inc.(a)	2,212
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
29	Ellie Mae, Inc.(a)	1,922
11	Fair Isaac Corp.(a)	2,120
36	Fortinet, Inc.(a)	2,958
19	LogMeIn, Inc.	1,636
376	Microsoft Corp.	40,161
324	Oracle Corp.	15,824
30	PTC, Inc.(a)	2,472
22	Qualys, Inc.(a)	1,567
9	Ultimate Software Group, Inc. (The)(a)	2,400

		74,716

	Specialty Retail – 1.0%
26	Aaron’s, Inc.	1,225
75	American Eagle Outfitters, Inc.	1,729
27	Asbury Automotive Group, Inc.(a)	1,758
13	Best Buy Co., Inc.	912
13	Five Below, Inc.(a)	1,480
28	Home Depot, Inc. (The)	4,925
19	Lithia Motors, Inc., Class A	1,693
31	Lowe’s Cos., Inc.	2,952
21	Monro, Inc.	1,562
16	Signet Jewelers Ltd.	897
12	Tiffany & Co.	1,336
21	TJX Cos., Inc. (The)	2,307
27	Williams-Sonoma, Inc.	1,603

		24,379

	Technology Hardware, Storage & Peripherals – 1.1%
44	Apple, Inc.	9,630
388	Hewlett Packard Enterprise Co.	5,917
222	HP, Inc.	5,359
70	NCR Corp.(a)	1,879
31	NetApp, Inc.	2,433

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$282
14	Western Digital Corp.	603
32	Xerox Corp.	892

		26,995

	Textiles, Apparel & Luxury Goods – 0.3%
16	Deckers Outdoor Corp.(a)	2,035
15	Hanesbrands, Inc.	257
44	NIKE, Inc., Class B	3,302
4	PVH Corp.	483
64	Wolverine World Wide, Inc.	2,251

		8,328

	Thrifts & Mortgage Finance – 0.1%
243	New York Community Bancorp, Inc.	2,328

	Trading Companies & Distributors – 0.5%
75	Fastenal Co.	3,856
21	GATX Corp.	1,574
23	W.W. Grainger, Inc.	6,531

		11,961

	Water Utilities – 0.7%
181	American Water Works Co., Inc.	16,024
68	Aqua America, Inc.	2,212

		18,236

	Total Common Stocks (Identified Cost $1,609,526)	1,672,355

Exchange-Traded Funds – 21.7%
5,586	iShares® MSCI EAFE ETF	339,908
6,331	iShares® MSCI Emerging Markets ETF	194,489

	Total Exchange-Traded Funds (Identified Cost $545,267)	534,397

Affiliated Mutual Funds – 7.0%
3,760	Loomis Sayles Inflation Protected Securities Fund, Class N	37,488
3,045	Loomis Sayles Limited Term Government and Agency Fund, Class N	33,828
10,313	Mirova Global Green Bond Fund, Class N	101,275

	Total Affiliated Mutual Funds (Identified Cost $176,588)	172,591

	Total Investments – 96.7% (Identified Cost $2,331,381)	2,379,343
	Other assets less liabilities – 3.3%	80,707

	Net Assets – 100.0%	$2,460,050

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$55,424	$14,451	$29,900	$(1,291)	$(1,196)	$37,488	$1,458
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,829	6,518	213	(4)	(302)	33,828	529
Mirova Global Green Bond Fund, Class N	82,949	19,797	789	(12)	(670)	101,275	1,418

	$166,202	$40,766	$30,902	$(1,307)	$(2,168)	$172,591	$3,405

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,672,355	$—	$—	$1,672,355
Exchange-Traded Funds	534,397	—	—	534,397
Affiliated Mutual Funds	172,591	—	—	172,591
Total	$2,379,343	$—	$—	$2,379,343

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	4.9%
Chemicals	4.2
IT Services	3.6
Insurance	3.4
Software	3.0
Health Care Equipment & Supplies	2.6
Interactive Media & Services	2.6
Health Care Providers & Services	2.3
Machinery	2.1
Electrical Equipment	2.1
Pharmaceuticals	2.0
Capital Markets	2.0
Other Investments, less than 2% each	33.2
Exchange-Traded Funds	21.7
Affiliated Mutual Funds*	7.0

Total Investments	96.7
Other assets less liabilities	3.3

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	89.7%
Fixed Income	7.0

Total Investments	96.7
Other assets less liabilities	3.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks – 68.9% of Net Assets
	Aerospace & Defense – 0.5%
11	Arconic, Inc.	$224
17	Axon Enterprise, Inc.(a)	1,049
24	Moog, Inc., Class A	1,717
6	Raytheon Co.	1,050
12	Teledyne Technologies, Inc.(a)	2,656
53	United Technologies Corp.	6,583

		13,279

	Air Freight & Logistics – 0.2%
56	United Parcel Service, Inc., Class B	5,966

	Auto Components – 0.8%
103	American Axle & Manufacturing Holdings, Inc.(a)	1,563
169	Aptiv PLC	12,979
274	Valeo S.A., Sponsored ADR	4,425
22	Visteon Corp.(a)	1,739

		20,706

	Automobiles – 1.0%
692	Byd Co. Ltd., ADR	8,878
135	Toyota Motor Corp., Sponsored ADR	15,802

		24,680

	Banks – 4.9%
63	Ameris Bancorp	2,702
113	BancorpSouth Bank	3,243
161	BB&T Corp.	7,915
229	Citizens Financial Group, Inc.	8,553
86	Columbia Banking System, Inc.	3,190
14	Comerica, Inc.	1,142
218	CVB Financial Corp.	4,763
198	Fulton Financial Corp.	3,170
216	Huntington Bancshares, Inc.	3,095
100	International Bancshares Corp.	3,870
520	KBC Group NV, Sponsored ADR	17,899
367	KeyCorp	6,665
30	M&T Bank Corp.	4,962
595	People’s United Financial, Inc.	9,318
98	PNC Financial Services Group, Inc. (The)	12,592
184	Regions Financial Corp.	3,123
86	Signature Bank	9,451
155	Trustmark Corp.	4,774
54	Westamerica Bancorporation	3,143
41	Wintrust Financial Corp.	3,122
106	Zions Bancorp N.A.	4,987

		121,679

	Beverages – 0.9%
81	Brown-Forman Corp., Class B	3,754

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
238	Coca-Cola Co. (The)	$11,395
56	PepsiCo, Inc.	6,293

		21,442

	Biotechnology – 1.3%
13	AbbVie, Inc.	1,012
47	Amgen, Inc.	9,061
6	Biogen, Inc.(a)	1,826
244	Gilead Sciences, Inc.	16,636
8	Ligand Pharmaceuticals, Inc.(a)	1,318
28	Repligen Corp.(a)	1,518

		31,371

	Building Products – 0.9%
232	A.O. Smith Corp.	10,563
279	Johnson Controls International PLC	8,920
16	Lennox International, Inc.	3,374

		22,857

	Capital Markets – 2.0%
5	Affiliated Managers Group, Inc.	568
15	Ameriprise Financial, Inc.	1,909
168	Bank of New York Mellon Corp. (The)	7,951
18	BlackRock, Inc.	7,406
21	Charles Schwab Corp. (The)	971
25	CME Group, Inc.	4,581
12	FactSet Research Systems, Inc.	2,685
97	Franklin Resources, Inc.	2,959
17	Intercontinental Exchange, Inc.	1,310
51	Invesco Ltd.	1,107
81	Janus Henderson Group PLC	1,990
86	Legg Mason, Inc.	2,427
12	Moody’s Corp.	1,746
60	Northern Trust Corp.	5,644
10	S&P Global, Inc.	1,823
63	State Street Corp.	4,331

		49,408

	Chemicals – 4.2%
14	Air Products & Chemicals, Inc.	2,161
202	Chr. Hansen Holding AS, Sponsored ADR	10,195
228	Ecolab, Inc.	34,918
44	HB Fuller Co.	1,956
31	Innospec, Inc.	2,074
54	International Flavors & Fragrances, Inc.	7,812
59	Linde PLC	9,763
37	Minerals Technologies, Inc.	2,026
173	Novozymes AS, Sponsored ADR	8,521
21	Stepan Co.	1,734
1,124	Symrise AG, Sponsored ADR	23,492

		104,652

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
39	Healthcare Services Group, Inc.	$1,583
22	MSA Safety, Inc.	2,298
33	Tetra Tech, Inc.	2,179
41	Waste Management, Inc.	3,668

		9,728

	Communications Equipment – 0.6%
53	Ciena Corp.(a)	1,657
192	Cisco Systems, Inc.	8,784
28	InterDigital, Inc.	1,986
18	Lumentum Holdings, Inc.(a)	984
11	Motorola Solutions, Inc.	1,348

		14,759

	Construction & Engineering – 0.2%
101	AECOM(a)	2,943
48	Fluor Corp.	2,105

		5,048

	Consumer Finance – 0.2%
47	American Express Co.	4,828
65	Navient Corp.	753

		5,581

	Containers & Packaging – 0.3%
73	Ball Corp.	3,270
17	Crown Holdings, Inc.(a)	719
51	International Paper Co.	2,313
89	Owens-Illinois, Inc.(a)	1,395

		7,697

	Distributors – 0.3%
46	Genuine Parts Co.	4,505
15	Pool Corp.	2,186

		6,691

	Diversified Consumer Services – 0.1%
67	Service Corp. International	2,779

	Diversified Telecommunication Services – 0.5%
129	AT&T, Inc.	3,958
175	CenturyLink, Inc.	3,612
69	Verizon Communications, Inc.	3,939

		11,509

	Electric Utilities – 1.4%
147	American Electric Power Co., Inc.	10,784
21	Edison International	1,457
25	Eversource Energy	1,581
30	IDACORP, Inc.	2,798

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
104	NextEra Energy, Inc.	$17,940

		34,560

	Electrical Equipment – 2.2%
84	Acuity Brands, Inc.	10,554
359	Eaton Corp. PLC	25,730
20	Hubbell, Inc.	2,034
749	Vestas Wind Systems AS, Sponsored ADR	15,575

		53,893

	Electronic Equipment, Instruments & Components – 0.7%
56	Avnet, Inc.	2,244
24	Belden, Inc.	1,297
44	Cognex Corp.	1,885
8	Coherent, Inc.(a)	985
44	Keysight Technologies, Inc.(a)	2,511
11	Littelfuse, Inc.	1,993
11	Rogers Corp.(a)	1,354
14	TE Connectivity Ltd.	1,056
68	Trimble, Inc.(a)	2,542
14	Zebra Technologies Corp., Class A(a)	2,328

		18,195

	Energy Equipment & Services – 0.7%
35	Apergy Corp.(a)	1,365
28	Baker Hughes, a GE Co.	747
65	C&J Energy Services, Inc.(a)	1,221
19	Core Laboratories NV	1,620
60	McDermott International, Inc.(a)	464
36	National Oilwell Varco, Inc.	1,325
59	Oceaneering International, Inc.(a)	1,117
52	Oil States International, Inc.(a)	1,158
143	Schlumberger Ltd.	7,337
30	TechnipFMC PLC	789

		17,143

	Entertainment – 1.1%
49	Cinemark Holdings, Inc.	2,037
9	Netflix, Inc.(a)	2,716
21	Twenty-First Century Fox, Inc., Class A	956
33	Twenty-First Century Fox, Inc., Class B	1,491
170	Walt Disney Co. (The)	19,521

		26,721

	Food & Staples Retailing – 0.3%
107	Kroger Co. (The)	3,184
17	Sysco Corp.	1,213
36	Walgreens Boots Alliance, Inc.	2,872

		7,269

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.2%
83	Campbell Soup Co.	$3,105
608	Danone S.A., Sponsored ADR	8,603
25	General Mills, Inc.	1,095
58	Hain Celestial Group, Inc. (The)(a)	1,443
3	Hershey Co. (The)	321
15	Hormel Foods Corp.	655
20	Ingredion, Inc.	2,023
15	J.M. Smucker Co. (The)	1,625
43	Kellogg Co.	2,816
89	Kraft Heinz Co. (The)	4,892
30	Lamb Weston Holdings, Inc.	2,345
13	Mondelez International, Inc., Class A	546

		29,469

	Gas Utilities – 0.3%
60	New Jersey Resources Corp.	2,706
34	ONE Gas, Inc.	2,683
66	South Jersey Industries, Inc.	1,950

		7,339

	Health Care Equipment & Supplies – 2.7%
604	Coloplast AS, Sponsored ADR	5,626
228	Danaher Corp.	22,663
14	DENTSPLY SIRONA, Inc.	485
302	EssilorLuxottica S.A., Sponsored ADR	20,624
31	Globus Medical, Inc.(a)	1,638
16	Haemonetics Corp.(a)	1,672
15	LivaNova PLC(a)	1,680
32	Medtronic PLC	2,874
108	Meridian Bioscience, Inc.	1,751
24	Merit Medical Systems, Inc.(a)	1,371
33	STERIS PLC	3,607
21	West Pharmaceutical Services, Inc.	2,224

		66,215

	Health Care Providers & Services – 2.3%
33	Acadia Healthcare Co., Inc.(a)	1,369
10	Aetna, Inc.	1,984
11	Amedisys, Inc.(a)	1,210
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
9	Cigna Corp.	1,924
43	CVS Health Corp.	3,113
25	DaVita, Inc.(a)	1,683
29	Encompass Health Corp.	1,952
14	Express Scripts Holding Co.(a)	1,358
357	Fresenius SE & Co. KGaA, Sponsored ADR	5,674
39	HCA Healthcare, Inc.	5,208
18	Henry Schein, Inc.(a)	1,494
28	Humana, Inc.	8,971
18	Laboratory Corp. of America Holdings(a)	2,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
33	MEDNAX, Inc.(a)	$1,363
53	Patterson Cos., Inc.	1,197
29	Quest Diagnostics, Inc.	2,729
31	UnitedHealth Group, Inc.	8,102

		56,556

	Health Care Technology – 0.1%
114	Allscripts Healthcare Solutions, Inc.(a)	1,358
26	Medidata Solutions, Inc.(a)	1,828

		3,186

	Hotels, Restaurants & Leisure – 0.6%
31	Dunkin’ Brands Group, Inc.	2,249
18	Jack in the Box, Inc.	1,421
19	Marriott Vacations Worldwide Corp.	1,681
6	McDonald’s Corp.	1,062
103	MGM Resorts International	2,748
30	Six Flags Entertainment Corp.	1,616
52	Starbucks Corp.	3,030
113	Wendy’s Co. (The)	1,948

		15,755

	Household Durables – 0.7%
91	KB Home	1,817
68	Meritage Homes Corp.(a)	2,533
674	Sekisui House Ltd., Sponsored ADR	9,901
42	Tupperware Brands Corp.	1,474
2	Whirlpool Corp.	220

		15,945

	Household Products – 0.8%
7	Church & Dwight Co., Inc.	415
16	Clorox Co. (The)	2,375
54	Colgate-Palmolive Co.	3,216
163	Procter & Gamble Co. (The)	14,455

		20,461

	Independent Power & Renewable Electricity Producers – 0.6%
96	AES Corp. (The)	1,400
129	Ormat Technologies, Inc.	6,601
304	Pattern Energy Group, Inc.	5,447

		13,448

	Industrial Conglomerates – 0.8%
66	Roper Technologies, Inc.	18,671

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	796

	Insurance – 3.5%
15	Aflac, Inc.	646
616	AIA Group Ltd., Sponsored ADR	18,585

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
334	Allianz SE, Sponsored ADR	$6,941
45	Allstate Corp. (The)	4,308
40	Aspen Insurance Holdings Ltd.	1,675
80	Chubb Ltd.	9,993
52	First American Financial Corp.	2,305
27	Hartford Financial Services Group, Inc. (The)	1,226
599	Legal & General Group PLC, Sponsored ADR	9,602
17	Lincoln National Corp.	1,023
34	Marsh & McLennan Cos., Inc.	2,882
28	MetLife, Inc.	1,153
94	Prudential Financial, Inc.	8,815
299	Prudential PLC, Sponsored ADR	11,909
37	Travelers Cos., Inc. (The)	4,630

		85,693

	Interactive Media & Services – 2.6%
3	Alphabet, Inc., Class C(a)	3,230
36	Alphabet, Inc., Class A(a)	39,261
146	Facebook, Inc., Class A(a)	22,162
7	TripAdvisor, Inc.(a)	365

		65,018

	Internet & Direct Marketing Retail – 1.2%
14	Amazon.com, Inc.(a)	22,372
3	Booking Holdings, Inc.(a)	5,624
46	eBay, Inc.(a)	1,335

		29,331

	IT Services – 3.7%
40	Accenture PLC, Class A	6,305
6	Akamai Technologies, Inc.(a)	433
13	Cognizant Technology Solutions Corp., Class A	897
23	International Business Machines Corp.	2,655
25	Jack Henry & Associates, Inc.	3,746
41	Leidos Holdings, Inc.	2,656
192	MasterCard, Inc., Class A	37,953
30	PayPal Holdings, Inc.(a)	2,526
79	Sabre Corp.	1,947
208	Visa, Inc., Class A	28,673
63	Western Union Co. (The)	1,137
15	WEX, Inc.(a)	2,639

		91,567

	Leisure Products – 0.1%
69	Callaway Golf Co.	1,477

	Life Sciences Tools & Services – 1.7%
17	Illumina, Inc.(a)	5,290
14	IQVIA Holdings, Inc.(a)	1,721
153	Thermo Fisher Scientific, Inc.	35,748

		42,759

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.2%
38	AGCO Corp.	$2,130
64	Caterpillar, Inc.	7,764
6	Cummins, Inc.	820
37	Deere & Co.	5,011
68	Flowserve Corp.	3,121
28	IDEX Corp.	3,551
4	Ingersoll-Rand PLC	384
50	ITT, Inc.	2,525
64	Kennametal, Inc.	2,269
40	Oshkosh Corp.	2,246
30	Parker Hannifin Corp.	4,549
11	Proto Labs, Inc.(a)	1,314
50	Terex Corp.	1,669
44	Toro Co. (The)	2,479
165	Watts Water Technologies, Inc., Series A	11,558
34	Xylem, Inc.	2,230

		53,620

	Media – 0.3%
3	Cable One, Inc.	2,687
12	CBS Corp., Class B	688
31	Discovery, Inc., Series C(a)	909
55	New York Times Co. (The), Class A	1,452
23	Omnicom Group, Inc.	1,709

		7,445

	Metals & Mining – 0.5%
91	Commercial Metals Co.	1,734
161	Newmont Mining Corp.	4,978
15	Nucor Corp.	887
39	Reliance Steel & Aluminum Co.	3,078
25	Royal Gold, Inc.	1,916

		12,593

	Multi-Utilities – 0.4%
86	Consolidated Edison, Inc.	6,536
16	DTE Energy Co.	1,798
23	Sempra Energy	2,533

		10,867

	Multiline Retail – 0.0%
11	Macy’s, Inc.	377

	Oil, Gas & Consumable Fuels – 1.6%
38	Apache Corp.	1,438
152	ConocoPhillips	10,625
172	Denbury Resources, Inc.(a)	593
59	Devon Energy Corp.	1,912
33	Energen Corp.(a)	2,375
28	EQT Corp.	951
74	Green Plains, Inc.	1,261

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
22	Hess Corp.	$1,263
93	Marathon Oil Corp.	1,766
65	Noble Energy, Inc.	1,615
103	Occidental Petroleum Corp.	6,908
62	ONEOK, Inc.	4,067
45	Valero Energy Corp.	4,099
48	World Fuel Services Corp.	1,536

		40,409

	Paper & Forest Products – 0.1%
38	Domtar Corp.	1,760
67	Louisiana-Pacific Corp.	1,458

		3,218

	Personal Products – 0.8%
54	Estee Lauder Cos., Inc. (The), Class A	7,422
5	Medifast, Inc.	1,058
218	Unilever NV	11,724

		20,204

	Pharmaceuticals – 2.0%
3	Allergan PLC	474
41	Bristol-Myers Squibb Co.	2,072
48	Catalent, Inc.(a)	1,936
34	Eli Lilly & Co.	3,687
24	Johnson & Johnson	3,360
76	Merck & Co., Inc.	5,594
522	Novo Nordisk AS, Sponsored ADR	22,540
24	Perrigo Co. PLC	1,687
183	Pfizer, Inc.	7,880
21	Supernus Pharmaceuticals, Inc.(a)	999

		50,229

	Professional Services – 0.4%
40	Exponent, Inc.	2,018
34	IHS Markit Ltd.(a)	1,786
15	Insperity, Inc.	1,648
41	Korn/Ferry International	1,851
24	ManpowerGroup, Inc.	1,831
31	Nielsen Holdings PLC	805
3	Verisk Analytics, Inc.(a)	360

		10,299

	Real Estate Management & Development – 0.2%
23	CBRE Group, Inc., Class A(a)	927
21	Jones Lang LaSalle, Inc.	2,777

		3,704

	REITs - Apartments – 0.5%
74	American Campus Communities, Inc.	2,924
8	AvalonBay Communities, Inc.	1,403

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
49	Camden Property Trust	$4,423
13	Equity Residential	844
10	Essex Property Trust, Inc.	2,508
4	Mid-America Apartment Communities, Inc.	391

		12,493

	REITs - Diversified – 0.3%
9	Crown Castle International Corp.	979
35	CyrusOne, Inc.	1,863
12	Digital Realty Trust, Inc.	1,239
4	Equinix, Inc.	1,515
95	Weyerhaeuser Co.	2,530

		8,126

	REITs - Health Care – 0.5%
48	HCP, Inc.	1,322
35	Ventas, Inc.	2,032
115	Welltower, Inc.	7,598

		10,952

	REITs - Hotels – 0.1%
120	Host Hotels & Resorts, Inc.	2,293

	REITs - Office Property – 0.5%
15	Boston Properties, Inc.	1,811
110	Corporate Office Properties Trust	2,842
125	Douglas Emmett, Inc.	4,524
55	Kilroy Realty Corp.	3,789

		12,966

	REITs - Regional Malls – 0.1%
5	Macerich Co. (The)	258
16	Simon Property Group, Inc.	2,936

		3,194

	REITs - Single Tenant – 0.1%
167	Easterly Government Properties, Inc.	3,034

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.2%
91	Liberty Property Trust	3,810

	Road & Rail – 1.1%
32	Genesee & Wyoming, Inc., Class A(a)	2,535
31	Kansas City Southern	3,161
51	Norfolk Southern Corp.	8,559
32	Ryder System, Inc.	1,770
71	Union Pacific Corp.	10,382

		26,407

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.5%
13	Advanced Micro Devices, Inc.(a)	$237
37	Applied Materials, Inc.	1,217
42	ASML Holding NV, (Registered)	7,239
40	Brooks Automation, Inc.	1,241
23	Cabot Microelectronics Corp.	2,245
42	Cirrus Logic, Inc.(a)	1,572
102	First Solar, Inc.(a)	4,264
234	Intel Corp.	10,970
13	NVIDIA Corp.	2,741
17	QUALCOMM, Inc.	1,069
32	Silicon Laboratories, Inc.(a)	2,609
11	Texas Instruments, Inc.	1,021

		36,425

	Software – 3.1%
9	Adobe, Inc.(a)	2,212
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
30	Ellie Mae, Inc.(a)	1,988
11	Fair Isaac Corp.(a)	2,120
35	Fortinet, Inc.(a)	2,876
19	LogMeIn, Inc.	1,636
387	Microsoft Corp.	41,336
333	Oracle Corp.	16,264
30	PTC, Inc.(a)	2,472
22	Qualys, Inc.(a)	1,567
9	Ultimate Software Group, Inc. (The)(a)	2,400

		76,315

	Specialty Retail – 1.0%
25	Aaron’s, Inc.	1,178
74	American Eagle Outfitters, Inc.	1,706
27	Asbury Automotive Group, Inc.(a)	1,758
13	Best Buy Co., Inc.	912
14	Five Below, Inc.(a)	1,594
31	Home Depot, Inc. (The)	5,452
19	Lithia Motors, Inc., Class A	1,693
33	Lowe’s Cos., Inc.	3,142
21	Monro, Inc.	1,562
16	Signet Jewelers Ltd.	897
12	Tiffany & Co.	1,336
21	TJX Cos., Inc. (The)	2,308
27	Williams-Sonoma, Inc.	1,603

		25,141

	Technology Hardware, Storage & Peripherals – 1.1%
43	Apple, Inc.	9,411
390	Hewlett Packard Enterprise Co.	5,947
227	HP, Inc.	5,480
70	NCR Corp.(a)	1,879
31	NetApp, Inc.	2,433

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$282
11	Western Digital Corp.	474
32	Xerox Corp.	892

		26,798

	Textiles, Apparel & Luxury Goods – 0.3%
16	Deckers Outdoor Corp.(a)	2,035
15	Hanesbrands, Inc.	257
43	NIKE, Inc., Class B	3,227
4	PVH Corp.	483
64	Wolverine World Wide, Inc.	2,251

		8,253

	Thrifts & Mortgage Finance – 0.1%
241	New York Community Bancorp, Inc.	2,309

	Trading Companies & Distributors – 0.5%
74	Fastenal Co.	3,804
21	GATX Corp.	1,574
22	W.W. Grainger, Inc.	6,247

		11,625

	Water Utilities – 0.8%
185	American Water Works Co., Inc.	16,378
68	Aqua America, Inc.	2,212

		18,590

	Total Common Stocks (Identified Cost $1,644,600)	1,703,611

Exchange-Traded Funds – 21.6%
5,605	iShares® MSCI EAFE ETF	341,064
6,324	iShares® MSCI Emerging Markets ETF	194,274

	Total Exchange-Traded Funds (Identified Cost $546,229)	535,338

Affiliated Mutual Funds – 5.8%
2,827	Loomis Sayles Inflation Protected Securities Fund, Class N	28,190
2,560	Loomis Sayles Limited Term Government and Agency Fund, Class N	28,444
8,708	Mirova Global Green Bond Fund, Class N	85,512

	Total Affiliated Mutual Funds (Identified Cost $145,674)	142,146

	Total Investments – 96.3% (Identified Cost $2,336,503)	2,381,095
	Other assets less liabilities – 3.7%	92,549

	Net Assets – 100.0%	$2,473,644

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,314	$8,014	$31,946	$(1,341)	$(851)	$28,190	$1,329
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,190	3,285	1,753	(35)	(243)	28,444	529
Mirova Global Green Bond Fund, Class N	81,143	10,201	5,203	(94)	(535)	85,512	1,341

	$162,647	$21,500	$38,902	$(1,470)	$(1,629)	$142,146	$3,199

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,703,611	$—	$—	$1,703,611
Exchange-Traded Funds	535,338			535,338
Affiliated Mutual Funds	142,146	—	—	142,146

Total	$2,381,095	$—	$—	$2,381,095

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	4.9%
Chemicals	4.2
IT Services	3.7
Insurance	3.5
Software	3.1
Health Care Equipment & Supplies	2.7
Interactive Media & Services	2.6
Health Care Providers & Services	2.3
Electrical Equipment	2.2
Machinery	2.2
Pharmaceuticals	2.0
Capital Markets	2.0
Other Investments, less than 2% each	33.5
Exchange-Traded Funds	21.6
Affiliated Mutual Funds*	5.8

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	90.5%
Fixed Income	5.8

Total Investments	96.3
Other assets less liabilities	3.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of October 31, 2018 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 69.3% of Net Assets
	Aerospace & Defense – 0.6%
11	Arconic, Inc.	$224
15	Axon Enterprise, Inc.(a)	926
24	Moog, Inc., Class A	1,717
5	Raytheon Co.	875
12	Teledyne Technologies, Inc.(a)	2,655
55	United Technologies Corp.	6,832

		13,229

	Air Freight & Logistics – 0.3%
60	United Parcel Service, Inc., Class B	6,392

	Auto Components – 0.8%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,517
161	Aptiv PLC	12,365
261	Valeo S.A., Sponsored ADR	4,215
21	Visteon Corp.(a)	1,660

		19,757

	Automobiles – 1.0%
657	Byd Co. Ltd., ADR	8,429
128	Toyota Motor Corp., Sponsored ADR	14,983

		23,412

	Banks – 5.0%
62	Ameris Bancorp	2,659
111	BancorpSouth Bank	3,186
168	BB&T Corp.	8,259
230	Citizens Financial Group, Inc.	8,590
84	Columbia Banking System, Inc.	3,116
14	Comerica, Inc.	1,142
214	CVB Financial Corp.	4,676
194	Fulton Financial Corp.	3,106
209	Huntington Bancshares, Inc.	2,995
99	International Bancshares Corp.	3,831
494	KBC Group NV, Sponsored ADR	17,003
366	KeyCorp	6,647
31	M&T Bank Corp.	5,128
616	People’s United Financial, Inc.	9,646
102	PNC Financial Services Group, Inc. (The)	13,106
192	Regions Financial Corp.	3,258
82	Signature Bank	9,012
153	Trustmark Corp.	4,712
53	Westamerica Bancorporation	3,085
41	Wintrust Financial Corp.	3,122
102	Zions Bancorp N.A.	4,799

		121,078

	Beverages – 0.9%
79	Brown-Forman Corp., Class B	3,661

Shares	Description	Value (†)
Common Stocks – continued
	Beverages – continued
249	Coca-Cola Co. (The)	$11,922
61	PepsiCo, Inc.	6,855

		22,438

	Biotechnology – 1.3%
13	AbbVie, Inc.	1,012
48	Amgen, Inc.	9,254
7	Biogen, Inc.(a)	2,130
239	Gilead Sciences, Inc.	16,295
8	Ligand Pharmaceuticals, Inc.(a)	1,319
28	Repligen Corp.(a)	1,518

		31,528

	Building Products – 0.9%
221	A.O. Smith Corp.	10,062
290	Johnson Controls International PLC	9,272
16	Lennox International, Inc.	3,374

		22,708

	Capital Markets – 2.1%
5	Affiliated Managers Group, Inc.	568
15	Ameriprise Financial, Inc.	1,909
174	Bank of New York Mellon Corp. (The)	8,235
18	BlackRock, Inc.	7,406
25	Charles Schwab Corp. (The)	1,156
25	CME Group, Inc.	4,581
12	FactSet Research Systems, Inc.	2,685
109	Franklin Resources, Inc.	3,325
13	Intercontinental Exchange, Inc.	1,002
52	Invesco Ltd.	1,129
79	Janus Henderson Group PLC	1,941
84	Legg Mason, Inc.	2,371
7	Moody’s Corp.	1,018
63	Northern Trust Corp.	5,926
10	S&P Global, Inc.	1,823
67	State Street Corp.	4,606

		49,681

	Chemicals – 4.2%
14	Air Products & Chemicals, Inc.	2,161
191	Chr. Hansen Holding AS, Sponsored ADR	9,640
217	Ecolab, Inc.	33,234
43	HB Fuller Co.	1,912
31	Innospec, Inc.	2,074
47	International Flavors & Fragrances, Inc.	6,799
64	Linde PLC	10,590
37	Minerals Technologies, Inc.	2,026
165	Novozymes AS, Sponsored ADR	8,127
21	Stepan Co.	1,734
1,067	Symrise AG, Sponsored ADR	22,300

		100,597

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.4%
39	Healthcare Services Group, Inc.	$1,583
22	MSA Safety, Inc.	2,298
32	Tetra Tech, Inc.	2,113
40	Waste Management, Inc.	3,579

		9,573

	Communications Equipment – 0.6%
52	Ciena Corp.(a)	1,625
187	Cisco Systems, Inc.	8,555
28	InterDigital, Inc.	1,987
17	Lumentum Holdings, Inc.(a)	929
16	Motorola Solutions, Inc.	1,961

		15,057

	Construction & Engineering – 0.2%
99	AECOM(a)	2,885
49	Fluor Corp.	2,149

		5,034

	Consumer Finance – 0.3%
51	American Express Co.	5,239
70	Navient Corp.	811

		6,050

	Containers & Packaging – 0.4%
88	Ball Corp.	3,942
11	Crown Holdings, Inc.(a)	465
60	International Paper Co.	2,722
87	Owens-Illinois, Inc.(a)	1,363

		8,492

	Distributors – 0.3%
48	Genuine Parts Co.	4,700
15	Pool Corp.	2,186

		6,886

	Diversified Consumer Services – 0.1%
66	Service Corp. International	2,737

	Diversified Telecommunication Services – 0.5%
125	AT&T, Inc.	3,835
183	CenturyLink, Inc.	3,777
67	Verizon Communications, Inc.	3,825

		11,437

	Electric Utilities – 1.4%
153	American Electric Power Co., Inc.	11,224
22	Edison International	1,527
26	Eversource Energy	1,645
29	IDACORP, Inc.	2,704

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
99	NextEra Energy, Inc.	$17,077

		34,177

	Electrical Equipment – 2.1%
80	Acuity Brands, Inc.	10,051
349	Eaton Corp. PLC	25,013
20	Hubbell, Inc.	2,034
711	Vestas Wind Systems AS, Sponsored ADR	14,785

		51,883

	Electronic Equipment, Instruments & Components – 0.7%
55	Avnet, Inc.	2,204
23	Belden, Inc.	1,243
43	Cognex Corp.	1,842
8	Coherent, Inc.(a)	985
44	Keysight Technologies, Inc.(a)	2,512
11	Littelfuse, Inc.	1,993
11	Rogers Corp.(a)	1,354
14	TE Connectivity Ltd.	1,056
67	Trimble, Inc.(a)	2,504
14	Zebra Technologies Corp., Class A(a)	2,328

		18,021

	Energy Equipment & Services – 0.7%
34	Apergy Corp.(a)	1,326
29	Baker Hughes, a GE Co.	774
63	C&J Energy Services, Inc.(a)	1,183
18	Core Laboratories NV	1,534
58	McDermott International, Inc.(a)	448
37	National Oilwell Varco, Inc.	1,362
58	Oceaneering International, Inc.(a)	1,099
51	Oil States International, Inc.(a)	1,136
150	Schlumberger Ltd.	7,696
31	TechnipFMC PLC	815

		17,373

	Entertainment – 1.1%
48	Cinemark Holdings, Inc.	1,995
9	Netflix, Inc.(a)	2,716
21	Twenty-First Century Fox, Inc., Class A	956
33	Twenty-First Century Fox, Inc., Class B	1,491
174	Walt Disney Co. (The)	19,981

		27,139

	Food & Staples Retailing – 0.3%
111	Kroger Co. (The)	3,303
17	Sysco Corp.	1,213
35	Walgreens Boots Alliance, Inc.	2,792

		7,308

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – 1.2%
86	Campbell Soup Co.	$3,217
578	Danone S.A., Sponsored ADR	8,179
25	General Mills, Inc.	1,095
57	Hain Celestial Group, Inc. (The)(a)	1,418
3	Hershey Co. (The)	321
16	Hormel Foods Corp.	698
20	Ingredion, Inc.	2,024
15	J.M. Smucker Co. (The)	1,625
33	Kellogg Co.	2,161
93	Kraft Heinz Co. (The)	5,112
30	Lamb Weston Holdings, Inc.	2,345
13	Mondelez International, Inc., Class A	546

		28,741

	Gas Utilities – 0.3%
59	New Jersey Resources Corp.	2,661
33	ONE Gas, Inc.	2,604
65	South Jersey Industries, Inc.	1,920

		7,185

	Health Care Equipment & Supplies – 2.6%
573	Coloplast AS, Sponsored ADR	5,338
217	Danaher Corp.	21,570
14	DENTSPLY SIRONA, Inc.	485
287	EssilorLuxottica S.A., Sponsored ADR	19,599
31	Globus Medical, Inc.(a)	1,638
16	Haemonetics Corp.(a)	1,672
15	LivaNova PLC(a)	1,680
31	Medtronic PLC	2,784
105	Meridian Bioscience, Inc.	1,702
23	Merit Medical Systems, Inc.(a)	1,314
32	STERIS PLC	3,498
21	West Pharmaceutical Services, Inc.	2,224

		63,504

	Health Care Providers & Services – 2.3%
32	Acadia Healthcare Co., Inc.(a)	1,328
10	Aetna, Inc.	1,984
11	Amedisys, Inc.(a)	1,210
8	Anthem, Inc.	2,205
7	Chemed Corp.	2,130
9	Cigna Corp.	1,924
42	CVS Health Corp.	3,040
25	DaVita, Inc.(a)	1,684
28	Encompass Health Corp.	1,884
14	Express Scripts Holding Co.(a)	1,358
339	Fresenius SE & Co. KGaA, Sponsored ADR	5,388
40	HCA Healthcare, Inc.	5,341
18	Henry Schein, Inc.(a)	1,494
26	Humana, Inc.	8,331
18	Laboratory Corp. of America Holdings(a)	2,890

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
33	MEDNAX, Inc.(a)	$1,363
52	Patterson Cos., Inc.	1,174
30	Quest Diagnostics, Inc.	2,823
30	UnitedHealth Group, Inc.	7,841

		55,392

	Health Care Technology – 0.1%
111	Allscripts Healthcare Solutions, Inc.(a)	1,322
25	Medidata Solutions, Inc.(a)	1,758

		3,080

	Hotels, Restaurants & Leisure – 0.7%
30	Dunkin’ Brands Group, Inc.	2,177
18	Jack in the Box, Inc.	1,421
19	Marriott Vacations Worldwide Corp.	1,681
6	McDonald’s Corp.	1,061
100	MGM Resorts International	2,668
29	Six Flags Entertainment Corp.	1,562
57	Starbucks Corp.	3,321
111	Wendy’s Co. (The)	1,914

		15,805

	Household Durables – 0.6%
89	KB Home	1,777
67	Meritage Homes Corp.(a)	2,496
640	Sekisui House Ltd., Sponsored ADR	9,402
42	Tupperware Brands Corp.	1,474
3	Whirlpool Corp.	329

		15,478

	Household Products – 0.9%
7	Church & Dwight Co., Inc.	416
16	Clorox Co. (The)	2,375
61	Colgate-Palmolive Co.	3,632
167	Procter & Gamble Co. (The)	14,810

		21,233

	Independent Power & Renewable Electricity Producers – 0.5%
100	AES Corp. (The)	1,458
125	Ormat Technologies, Inc.	6,396
294	Pattern Energy Group, Inc.	5,269

		13,123

	Industrial Conglomerates – 0.7%
63	Roper Technologies, Inc.	17,823

	Industrial Other – 0.0%
26	Iron Mountain, Inc.	796

	Insurance – 3.5%
16	Aflac, Inc.	689
585	AIA Group Ltd., Sponsored ADR	17,649

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – continued
318	Allianz SE, Sponsored ADR	$6,608
47	Allstate Corp. (The)	4,499
39	Aspen Insurance Holdings Ltd.	1,633
83	Chubb Ltd.	10,368
51	First American Financial Corp.	2,261
40	Hartford Financial Services Group, Inc. (The)	1,817
569	Legal & General Group PLC, Sponsored ADR	9,121
16	Lincoln National Corp.	963
35	Marsh & McLennan Cos., Inc.	2,966
28	MetLife, Inc.	1,153
90	Prudential Financial, Inc.	8,440
284	Prudential PLC, Sponsored ADR	11,312
38	Travelers Cos., Inc. (The)	4,755

		84,234

	Interactive Media & Services – 2.6%
35	Alphabet, Inc., Class A(a)	38,170
3	Alphabet, Inc., Class C(a)	3,230
139	Facebook, Inc., Class A(a)	21,099
7	TripAdvisor, Inc.(a)	365

		62,864

	Internet & Direct Marketing Retail – 1.1%
13	Amazon.com, Inc.(a)	20,774
3	Booking Holdings, Inc.(a)	5,624
44	eBay, Inc.(a)	1,277

		27,675

	IT Services – 3.7%
41	Accenture PLC, Class A	6,462
6	Akamai Technologies, Inc.(a)	434
13	Cognizant Technology Solutions Corp., Class A	897
22	International Business Machines Corp.	2,539
25	Jack Henry & Associates, Inc.	3,746
40	Leidos Holdings, Inc.	2,591
183	MasterCard, Inc., Class A	36,174
29	PayPal Holdings, Inc.(a)	2,442
78	Sabre Corp.	1,923
199	Visa, Inc., Class A	27,432
62	Western Union Co. (The)	1,119
15	WEX, Inc.(a)	2,639

		88,398

	Leisure Products – 0.1%
68	Callaway Golf Co.	1,455

	Life Sciences Tools & Services – 1.7%
16	Illumina, Inc.(a)	4,978
14	IQVIA Holdings, Inc.(a)	1,721
146	Thermo Fisher Scientific, Inc.	34,113

		40,812

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.2%
37	AGCO Corp.	$2,074
66	Caterpillar, Inc.	8,007
7	Cummins, Inc.	957
38	Deere & Co.	5,147
71	Flowserve Corp.	3,259
28	IDEX Corp.	3,551
4	Ingersoll-Rand PLC	384
50	ITT, Inc.	2,525
63	Kennametal, Inc.	2,233
39	Oshkosh Corp.	2,189
29	Parker Hannifin Corp.	4,397
11	Proto Labs, Inc.(a)	1,314
49	Terex Corp.	1,636
43	Toro Co. (The)	2,422
157	Watts Water Technologies, Inc., Series A	10,998
35	Xylem, Inc.	2,295

		53,388

	Media – 0.3%
3	Cable One, Inc.	2,687
12	CBS Corp., Class B	688
32	Discovery, Inc., Series C(a)	938
53	New York Times Co. (The), Class A	1,399
24	Omnicom Group, Inc.	1,784

		7,496

	Metals & Mining – 0.5%
89	Commercial Metals Co.	1,696
167	Newmont Mining Corp.	5,164
16	Nucor Corp.	946
38	Reliance Steel & Aluminum Co.	2,999
25	Royal Gold, Inc.	1,916

		12,721

	Multi-Utilities – 0.5%
90	Consolidated Edison, Inc.	6,840
17	DTE Energy Co.	1,911
24	Sempra Energy	2,643

		11,394

	Multiline Retail – 0.0%
11	Macy’s, Inc.	377

	Oil, Gas & Consumable Fuels – 1.7%
39	Apache Corp.	1,475
159	ConocoPhillips	11,114
166	Denbury Resources, Inc.(a)	573
61	Devon Energy Corp.	1,976
33	Energen Corp.(a)	2,375
29	EQT Corp.	985
72	Green Plains, Inc.	1,227

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
23	Hess Corp.	$1,320
97	Marathon Oil Corp.	1,842
67	Noble Energy, Inc.	1,665
108	Occidental Petroleum Corp.	7,244
64	ONEOK, Inc.	4,199
47	Valero Energy Corp.	4,281
47	World Fuel Services Corp.	1,504

		41,780

	Paper & Forest Products – 0.1%
37	Domtar Corp.	1,714
65	Louisiana-Pacific Corp.	1,415

		3,129

	Personal Products – 0.8%
51	Estee Lauder Cos., Inc. (The), Class A	7,009
5	Medifast, Inc.	1,058
207	Unilever NV	11,133

		19,200

	Pharmaceuticals – 2.0%
3	Allergan PLC	474
28	Bristol-Myers Squibb Co.	1,415
48	Catalent, Inc.(a)	1,936
33	Eli Lilly & Co.	3,579
23	Johnson & Johnson	3,220
74	Merck & Co., Inc.	5,447
496	Novo Nordisk AS, Sponsored ADR	21,417
25	Perrigo Co. PLC	1,758
177	Pfizer, Inc.	7,622
20	Supernus Pharmaceuticals, Inc.(a)	951

		47,819

	Professional Services – 0.4%
40	Exponent, Inc.	2,018
35	IHS Markit Ltd.(a)	1,839
15	Insperity, Inc.	1,648
40	Korn/Ferry International	1,806
24	ManpowerGroup, Inc.	1,831
32	Nielsen Holdings PLC	831
3	Verisk Analytics, Inc.(a)	359

		10,332

	Real Estate Management & Development – 0.2%
28	CBRE Group, Inc., Class A(a)	1,128
20	Jones Lang LaSalle, Inc.	2,645

		3,773

	REITs - Apartments – 0.5%
72	American Campus Communities, Inc.	2,845
8	AvalonBay Communities, Inc.	1,403

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
48	Camden Property Trust	$4,333
13	Equity Residential	844
10	Essex Property Trust, Inc.	2,508
4	Mid-America Apartment Communities, Inc.	391

		12,324

	REITs - Diversified – 0.3%
9	Crown Castle International Corp.	979
35	CyrusOne, Inc.	1,863
11	Digital Realty Trust, Inc.	1,136
4	Equinix, Inc.	1,515
108	Weyerhaeuser Co.	2,876

		8,369

	REITs - Health Care – 0.5%
49	HCP, Inc.	1,350
36	Ventas, Inc.	2,089
112	Welltower, Inc.	7,400

		10,839

	REITs - Hotels – 0.1%
121	Host Hotels & Resorts, Inc.	2,312

	REITs - Office Property – 0.5%
15	Boston Properties, Inc.	1,811
108	Corporate Office Properties Trust	2,791
123	Douglas Emmett, Inc.	4,451
55	Kilroy Realty Corp.	3,789

		12,842

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	310
16	Simon Property Group, Inc.	2,936

		3,246

	REITs - Single Tenant – 0.1%
163	Easterly Government Properties, Inc.	2,962

	REITs - Storage – 0.0%
3	Public Storage	616

	REITs - Warehouse/Industrials – 0.2%
89	Liberty Property Trust	3,726

	Road & Rail – 1.1%
32	Genesee & Wyoming, Inc., Class A(a)	2,535
29	Kansas City Southern	2,957
49	Norfolk Southern Corp.	8,224
32	Ryder System, Inc.	1,770
69	Union Pacific Corp.	10,089

		25,575

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 1.5%
13	Advanced Micro Devices, Inc.(a)	$237
38	Applied Materials, Inc.	1,250
40	ASML Holding NV, (Registered)	6,894
39	Brooks Automation, Inc.	1,210
22	Cabot Microelectronics Corp.	2,148
41	Cirrus Logic, Inc.(a)	1,535
99	First Solar, Inc.(a)	4,138
241	Intel Corp.	11,298
12	NVIDIA Corp.	2,530
21	QUALCOMM, Inc.	1,321
32	Silicon Laboratories, Inc.(a)	2,609
10	Texas Instruments, Inc.	928

		36,098

	Software – 3.1%
9	Adobe, Inc.(a)	2,212
8	Autodesk, Inc.(a)	1,034
4	Citrix Systems, Inc.(a)	410
28	Ellie Mae, Inc.(a)	1,856
11	Fair Isaac Corp.(a)	2,120
35	Fortinet, Inc.(a)	2,876
19	LogMeIn, Inc.	1,636
368	Microsoft Corp.	39,306
328	Oracle Corp.	16,019
29	PTC, Inc.(a)	2,390
21	Qualys, Inc.(a)	1,496
9	Ultimate Software Group, Inc. (The)(a)	2,400

		73,755

	Specialty Retail – 1.0%
25	Aaron’s, Inc.	1,178
73	American Eagle Outfitters, Inc.	1,683
27	Asbury Automotive Group, Inc.(a)	1,758
13	Best Buy Co., Inc.	912
13	Five Below, Inc.(a)	1,480
27	Home Depot, Inc. (The)	4,749
19	Lithia Motors, Inc., Class A	1,693
26	Lowe’s Cos., Inc.	2,476
21	Monro, Inc.	1,562
16	Signet Jewelers Ltd.	897
12	Tiffany & Co.	1,336
22	TJX Cos., Inc. (The)	2,417
27	Williams-Sonoma, Inc.	1,603

		23,744

	Technology Hardware, Storage & Peripherals – 1.1%
42	Apple, Inc.	9,192
392	Hewlett Packard Enterprise Co.	5,978
253	HP, Inc.	6,107
69	NCR Corp.(a)	1,853
30	NetApp, Inc.	2,355

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
7	Seagate Technology PLC	$281
14	Western Digital Corp.	603
32	Xerox Corp.	892

		27,261

	Textiles, Apparel & Luxury Goods – 0.3%
16	Deckers Outdoor Corp.(a)	2,035
15	Hanesbrands, Inc.	257
42	NIKE, Inc., Class B	3,152
4	PVH Corp.	483
63	Wolverine World Wide, Inc.	2,216

		8,143

	Thrifts & Mortgage Finance – 0.1%
236	New York Community Bancorp, Inc.	2,261

	Trading Companies & Distributors – 0.5%
72	Fastenal Co.	3,701
20	GATX Corp.	1,499
22	W.W. Grainger, Inc.	6,247

		11,447

	Water Utilities – 0.8%
181	American Water Works Co., Inc.	16,024
67	Aqua America, Inc.	2,179

		18,203

	Total Common Stocks (Identified Cost $1,617,301)	1,674,717

Exchange-Traded Funds – 21.7%
5,486	iShares® MSCI EAFE ETF	333,823
6,227	iShares® MSCI Emerging Markets ETF	191,294

	Total Exchange-Traded Funds (Identified Cost $535,798)	525,117

Affiliated Mutual Funds – 5.9%
2,890	Loomis Sayles Inflation Protected Securities Fund, Class N	28,815
2,576	Loomis Sayles Limited Term Government and Agency Fund, Class N	28,622
8,726	Mirova Global Green Bond Fund, Class N	85,687

	Total Affiliated Mutual Funds (Identified Cost $146,839)	143,124

	Total Investments – 96.9% (Identified Cost $2,299,938)	2,342,958
	Other assets less liabilities – 3.1%	73,791

	Net Assets – 100.0%	$2,416,749

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2018, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$54,760	$5,884	$29,662	$(1,247)	$(920)	$28,815	$1,325
Loomis Sayles Limited Term Government and Agency Fund, Class N	27,413	2,329	845	(14)	(261)	28,622	526
Mirova Global Green Bond Fund, Class N	81,809	7,005	2,527	(37)	(563)	85,687	1,338

	$163,982	$15,218	$33,034	$(1,298)	$(1,744)	$143,124	$3,189

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements.

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,674,717	$—	$—	$1,674,717
Exchange-Traded Funds	525,117	—	—	525,117
Affiliated Mutual Funds	143,124	—	—	143,124

Total	$2,342,958	$—	$—	$2,342,958

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2018 (Unaudited)

Banks	5.0%
Chemicals	4.2
IT Services	3.7
Insurance	3.5
Software	3.1
Health Care Equipment & Supplies	2.6
Interactive Media & Services	2.6
Health Care Providers & Services	2.3
Machinery	2.2
Electrical Equipment	2.1
Capital Markets	2.1
Pharmaceuticals	2.0
Other Investments, less than 2% each	33.9
Exchange-Traded Funds	21.7
Affiliated Mutual Funds*	5.9

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

*	For more detailed information regarding industry classification, financial statements of affiliated mutual funds are available, without charge, on the Funds’ website at im.natixis.com.

Asset Allocation Summary at October 31, 2018 (Unaudited)

Equity	91.0%
Fixed Income	5.9

Total Investments	96.9
Other assets less liabilities	3.1

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 20, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 20, 2018